               SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.   20549

                           FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [X]

     File No. 2-94608

     Pre-Effective Amendment No.                                      [ ]

     Post-Effective Amendment No. 34                                  [X]

                             and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [X]

     File No. 811-4165

     Amendment No. 36                                                 [X]

                        (Check appropriate box or boxes.)

                    AMERICAN CENTURY TARGET MATURITIES TRUST
        _________________________________________________________________
               (Exact Name of Registrant as Specified in Charter)

                     4500 Main Street, Kansas City, MO 64111
        _________________________________________________________________
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (816) 531-5575

         David C. Tucker, Esq., 4500 Main Street, Kansas City, MO 64111
        _________________________________________________________________
                     (Name and Address of Agent for Service)

          Approximate Date of Proposed Public Offering: April 19, 2001

It is proposed that this filing will become effective (check appropriate box)

     [ ] immediately upon filing pursuant to paragraph (b)
     [ ] on (date) pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(1)
     [ ] on (date) pursuant to paragraph (a)(1)
     [X] 75 days after filing pursuant to paragraph (a)(2)
     [ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Your

AMERICAN CENTURY

PROSPECTUS

                                                                Target 2030 Fund

                                                                  April 19, 2001

                                                                         C Class

    The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

                                      American Century Investment Services, Inc.

Dear Investor,

Planning and maintaining your investment portfolio is a big job. However, an easy-to-understand Prospectus can make your work a lot less daunting. We hope you'll find this Prospectus easy to understand, and, more importantly, that it gives you confidence in the investment decisions you have made or are soon to make.

As you begin to read this Prospectus, take a look at the table of contents to understand how it is organized. The first four sections take a close-up look at the fund - the fund's investment objectives, strategies and risks.

As you continue to read, the Prospectus will acquaint you with the fund management team and give you an overview about how to invest and manage your account. You'll also find important financial information you'll need to make an informed decision.

Sincerely,

/*/Brian H. Jeter
Brian H. Jeter
Senior Vice President
American Century Investment Services, Inc.

CALLOUTS
Throughout this book you'll find definitions of key investment terms and phrases. When you see a word printed in BLUE ITALICS, look for its definition in the left margin.

This symbol highlights special information and helpful tips.

An Overview of the Fund

What are the fund's investment objectives?

The fund seeks the highest return consistent with investment in U.S. Treasury securities.

What are the fund's primary investment strategies and principal risks?

The fund invests primarily in zero-coupon U.S. Treasury securities.

Generally, when interest rates rise, the value of the fund's fixed-income securities will decline. The opposite is true when interest rates decline.

The fund will be liquidated near the end of its target maturity year.

As with all funds, at any given time your shares may be worth more or less than the price you paid for them. As a result, it is possible to lose money by investing in the fund.

Who may want to invest in the fund?
The fund may be a good investment if you are
o  investing through an IRA or other tax-advantaged retirement plan
o  seeking long-term financial goals that correspond to the maturity year of a particular fund
o  comfortable with fluctuating share prices, which increase as each fund's maturity year approaches
o  comfortable with the fund's other investment risks

Who may not want to invest in the fund?
The fund may not be a good investment if you are
o seeking current income
o a short-term investor
o investing for long-term capital appreciation
o looking for the added security of FDIC insurance

See SH-PRS-18749 for callout formatting-text goes in left margin

CALLOUTS
Shorter Term
Less Volatile

Longer Term
More Volatile

DEBT SECURITIES include fixed-income investments such as notes, bonds, commercial paper and U.S. Treasury securities. Very short-term debt securities
(those with maturities shorter than one year) are called money market instruments An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any
other government agency.

Fund Performance History

Fund Performance History
As a new fund, the fund's performance history is not available as of the date of this Prospectus. When this class of the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns.

CALLOUT

For current performance information, including yields, please call us at
1-800-345-3533 or visit us at www.americancentury.com.

Fees and Expenses

There are no sales loads, fees or other charges

o        to buy fund shares directly from American Century
o        to reinvest dividends in additional shares
o        to exchange into the C Class shares of other American Century funds
o        to redeem your shares

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)

Maximum Deferred Sales Charge (load)
(as a percentage of net asset value)        0.75% (1)

1 The deferred sales charge is contingent on the length of time you have owned your shares. The charge is 0.75% in the first year after purchase. Declines ratably over the next six months, and is eliminated thereafter.

Annual Operating Expenses (expenses that are deducted from fund assets)

             Management  Distribution and        Other        Total Annual Fund
             Fee(1)      Service (12b-1) Fees(2) Expenses(3)  Operating Expenses
             ------      ----------------------- -----------  ------------------
Target 2030  0.34%       0.75%                   0.00%        1.09%

1 The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase.

2 The 12b-1 fee is designed to permit investors to purchase C Class shares through broker-dealers, banks, insurance companies and other financial intermediaries. A portion of the fee is used to compensate them for ongoing recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor, and a portion is used to compensate them for distribution and other shareholder services. For more information, see Service and Distribution Fees, page XX.

3 Other expenses, which include the fees and expenses of the fund's independent trustees and their legal counsel, as well as interest, are expected to be less than 0.005% for the current fiscal year.

Example
The examples in the table below are intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Assuming you . . .

o        invest $10,000 in the fund
o        redeem all of your shares at the end of the periods shown below
o        earn a 5% return each year
o        incur the same operating expenses as shown above

 ...your cost of investing in the fund would be:

                       1 year         3 years
Target 2030            $319           $345

You would pay the following expenses if you did not redeem your shares at the end of the periods shown below:

Target 2030            1 year         3 years
                       $111           $345

CALLOUTS
When purchasing through a financial intermediary you may be charged a fee.

Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.

Objectives, Strategies and Risks
                                                                Target 2030 Fund

What are the fund's investment objectives?

The fund seeks the highest return consistent with investment in U.S. Treasury securities.

How does the fund pursue its investment objectives?

The fund invests primarily in zero-coupon U.S. Treasury securities. The fund is designed to provide an investment experience that is similar to a direct investment in a zero-coupon U.S. Treasury security.

What are zero-coupon Treasury securities?

U.S. Treasury bonds have the traditional design of debt securities. Interest is paid periodically until maturity, when the principal is repaid. Zero-coupon
Treasury securities, however, do not earn any periodic interest payments.
Instead, all of the interest and principal is paid when the securities mature.
Zero-coupon Treasury securities are created by separating a traditional Treasury bond's interest and principal payment obligation. Each payment obligation becomes a separate zero-coupon Treasury security. These securities are created by financial institutions (like a broker-dealer), the U.S. Treasury and other agencies of the federal government. The important characteristic is that the final maturity value of a zero-coupon Treasury security is supported by U.S.
Treasury securities. Zero-coupon Treasury securities are beneficial for investors who wish to invest for a fixed period of time at a selected rate. When an investor purchases a traditional bond, it is paid periodic interest at a predetermined rate. This interest payment must be reinvested elsewhere. However, the investor may not be able to reinvest this interest payment in an investment that has a return similar to a traditional bond. This is called reinvestment risk. Because zero-coupon securities do not pay interest periodically, investors in zero-coupon securities are not exposed to reinvestment risk.

How is an investment in the fund like an investment in zero-coupon U.S. Treasury securities?

The investment performance of the fund is designed to be similar to an investment in zero-coupon U.S. Treasury securities. If you invest in a fund, reinvest all distributions and hold your shares until the fund is liquidated, your investment experience should be similar to that of an investment in a zero-coupon U.S. Treasury security with the same term to maturity as the fund.
The fund is managed to provide an investment return that will not differ substantially from the anticipated growth rate (AGR) calculated on the day the shares were purchased. The fund also is managed to provide maturity value that will not differ substantially from the anticipated value at maturity (AVM)
calculated on the day the shares were purchased.

The advisor calculates the fund's AGR and AVM every business day. AGR and AVM calculations assume, among other factors, that the fund's operating expenses (as a percentage of the fund's assets) and composition of securities held by the fund remain constant for the life of the fund. While many factors can influence the fund's daily AGR and AVM, they tend to fluctuate within narrow ranges.

What happens when a fund reaches its maturity year?

o  The fund managers may begin buying traditional Treasury securities consistent with a fund's investment objective and pending maturity.
o  As a fund's zero-coupon Treasury securities mature, the proceeds from the retirement of these securities will be invested in traditional Treasury securities.
o  The fund will be liquidated near the end of its target maturity year.

CALLOUTS

WEIGHTED AVERAGE MATURITY is described in more detail under "Basics of
Fixed-Income Investing."

Because all of the interest and principal is paid when the securities mature, zero-coupon securities are bought and sold at prices below their face value.

A fund's ANTICIPATED GROWTH RATE is an estimate of the annualized rate of growth of the fund that an investor may expect from the purchase date to the fund's weighted average maturity date.

The ANTICIPATED VALUE AT MATURITY is an estimate of a fund's net asset value as of the fund's weighted average maturity date. It is based on the maturity values of the zero-coupon Treasury securities held by the fund.

What are the principal risks of investing in the fund?

When interest rates change, the amount of income a fund generates will be affected. Generally, when interest rates rise, a fund's income and its share value will decline. The opposite is true when interest rates decline.

As with all funds, at any given time your shares may be worth more or less than the price you paid for them. As a result, it is possible to lose money by investing in the fund.

While we recommend that shareholders hold their investment in a fund until the fund is liquidated, we do not restrict your (or any other shareholders') ability to redeem shares. When a fund's shareholders redeem their shares before the target maturity year, unanticipated capital gains or losses may result. The fund will distribute these capital gains and losses to all shareholders.

The fund managers adhere to investment policies that are designed to provide an investment that is similar to investing in a zero-coupon U.S. Treasury security that matures in the year identified in the fund's name. A precise forecast of a fund's final maturity value and yield to maturity, however, is not possible.

CALLOUTS

The investment performance of the fund is designed to be similar to an investment in an equivalent zero-coupon U.S. Treasury security. However, an investment in the fund involves different risks.

Basics of Fixed-Income Investing

Debt Securities

When a fund buys a debt security, also called a fixed-income security, it is essentially lending money to the security's issuer. Notes, bonds, commercial paper and U. S. Treasury securities are examples of debt securities. After the debt security is first sold by the issuer, it may be bought and sold by other investors. The price of the debt security may rise or fall based on many factors, including changes in interest rates, liquidity and credit quality.

The fund managers decide which debt securities to buy and sell by

|X| determining which debt securities help a fund meet its maturity requirements
|X| identifying debt securities that satisfy a fund's credit quality standards
|X| evaluating the current economic conditions and assessing the risk of inflation
|X| evaluating special features of the debt securities that may make them more or less attractive

Weighted Average Maturity

Like most loans, debt securities eventually must be repaid or refinanced at some date. This date is called the maturity date. The number of days left to a debt security's maturity date is called the remaining maturity. The longer a debt security's remaining maturity, generally the more sensitive its price is to changes in interest rates.

Because a bond fund will own many debt securities, the fund managers calculate the average of the remaining maturities of all the debt securities the fund owns to evaluate the interest rate sensitivity of the entire portfolio. This average is weighted according to the size of the fund's individual holdings and is called the WEIGHTED AVERAGE MATURITY. The following chart shows how fund managers would calculate the weighted average maturity for a fund that owned only two debt securities.

                              Amount of        Percent of   Remaining   Weighted
                              Security Owned   Portfolio    Maturity    Maturity
                              --------------   ---------    --------    --------
Debt Security A               $100,000         25%          4 years      1 year
Debt Security B               $300,000         75%          12 years    9 years
Weighted Average Maturity                                               10 years

Types of Risk

The basic types of risk the fund faces are described below.

Interest Rate Risk

Generally, interest rates and the prices of debt securities move in opposite directions. When interest rates fall, the prices of most debt securities rise;
when interest rates rise, prices fall. Because the fund invests primarily in debt securities, changes in interest rates will affect the fund's performance.
This sensitivity to interest rate changes is called interest rate risk. The degree to which interest rate changes affect a fund's performance varies and is related to the weighted average maturity of a particular fund. For example, when interest rates rise, you can expect the share value of a long-term bond fund to fall more than that of a short-term bond fund. When rates fall, the opposite is true.

The following table shows the likely effect of a 1% (100 basis points) increase in interest rates on the price of 7% coupon bonds of differing maturities:

Remaining Maturity    Current Price    Price After 1% Increase   Change in Price
------------------    -------------    -----------------------   ---------------
1 year                $100.00          $99.06                    -0.94%
3 years               $100.00          $97.38                    -2.62%
10 years              $100.00          $93.20                    -6.80%
30 years              $100.00          $88.69                    -11.31%

CALLOUT

WEIGHTED AVERAGE MATURITY is a tool the fund managers use to approximate the remaining term to maturity of a fund's investment portfolio.

The longer a fund's weighted average maturity, the more sensitive it is to interest rate changes.

Credit Risk

Credit risk is the risk that an obligation won't be paid and a loss will result.
A high credit rating indicates a high degree of confidence by the rating organization that the issuer will be able to withstand adverse business, financial or economic conditions and make interest and principal payments on time. Generally, a lower credit rating indicates a greater risk of non-payment.
A lower rating also may indicate that the issuer has a more senior series of debt securities, which means that if the issuer has difficulties making its payments, the more senior series of debt is first in line for payment.

The fund managers do not invest solely on the basis of a debt security's credit rating; they also consider other factors, including potential returns. Higher credit ratings usually mean lower interest rate payments, so investors often purchase debt securities that aren't the highest rated to increase return. If a fund purchases lower-rated debt securities, it assumes additional credit risk.

The following chart shows the authorized credit quality ranges for the fund offered by this Prospectus.

INSERT CREDIT QUALITY CHART from SH-PPRS-15895 page 8

Strictly speaking, U.S. Treasury securities are not "rated" AAA. However, U.S.
Treasury securities are backed by the full faith and credit of the United
States, and are considered among the safest securities in the world. The rating on U.S. Treasury securities is, therefore, considered to be equivalent to a AAA rating.

Liquidity Risk

Debt securities can become difficult to sell, or less liquid, for a variety of reasons, such as lack of an active trading market. The chance that a fund will have difficulty selling its debt securities is called liquidity risk.

CALLOUTS

Credit quality may be lower when the issuer has any of the following

o  a high debt level

o  a short operating history

o  a senior level of debt

o  a difficult, competitive environment

o  a less stable cash flow

Management

Who manages the fund?

The Board of Trustees, investment advisor and fund management team play key roles in the management of the fund.

The Board of Trustees

The Board of Trustees oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of
Trustees does not manage the fund, it has hired an investment advisor to do so.
More than two-thirds of the trustees are independent of the fund's advisor; that is, they are not employed by and have no financial interest in the advisor.

The Investment Advisor

The fund's investment advisor is American Century Investment Management, Inc.
The advisor has been managing mutual funds since 1958 and is headquartered at
4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provides to the fund, the advisor receives a unified management fee based on a percentage of the average net assets of the C Class shares of the fund. The rate of the management fee for a fund is determined monthly on a class-by-class basis using a two-step formula that takes into account the fund's strategy (money market, bond or equity) and the total amount of mutual fund assets the advisor manages.

The Statement of Additional Information contains detailed information about the calculation of the management fee. Out of that fee, the advisor pays all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses.

The fund was not in operation during the fiscal year ended September 30, 2000.
The fund will pay the advisor a unified management fee calculated by adding the appropriate Investment Category and Complex Fees from the following schedules:

Investment Category Fee Schedule           Complex Fee Schedule (C Class)
Category Assets           Fee Rate         Complex Assets               Fee Rate
---------------           --------         --------------               --------
First $1 billion          0.3600%          First $2.5 billion           0.3100%
Next $5 billion           0.3080%          Next $7.5 billion            0.3000%
Next $15 billion          0.2780%          Next $15.0 billion           0.2985%
Next $25 billion          0.2580%          Next $25.0 billion           0.2970%
Next $50 billion          0.2450%          Next $50.0 billion           0.2960%
Next $150 billion         0.2430%          Next $100.0 billion          0.2950%
Thereafter                0.2425%          Next $100.0 billion          0.2940%
                                           Next $200.0 billion          0.2930%
                                           Next $250.0 billion          0.2920%
                                           Next $500.0 billion          0.2910%
                                           Thereafter                   0.2900%

The Fund Management Team

The advisor uses a team of portfolio managers, assistant portfolio managers and analysts to manage the fund. The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for the fund as they see fit, guided by the fund's investment objectives and strategy.

The portfolio managers on the investment team are identified below.

David W. Schroeder
Mr. Schroeder, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the Target funds since joining American Century in July 1990. He has a bachelor of arts from Pomona College.

Jeremy Fletcher
Mr. Fletcher, Portfolio Manager, has been a member of the team that manages the
Target funds since August 1997. He joined American Century in October 1991 as an
Investor Relations Representative. He has bachelor's degrees in economics and mathematics from Claremont McKenna College. He is a Chartered Financial Analyst.

Fundamental Investment Policies
Fundamental investment policies contained in the Statement of Additional
Information and the investment objectives of the fund may not be changed without shareholder approval. The Board of Trustees may change any other policies and investment strategies.

CALLOUT

Code of Ethics
American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the fund.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the fund to obtain approval before executing permitted personal trades.

Investing with American Century

Eligibility for C Class Shares
The C Class shares are intended for purchase by participants in employer-sponsored retirement or savings plans and for persons purchasing shares through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services.

To open an account, the minimum investments are:

Individual or Joint         $2,500
Traditional IRA             $1,000
Roth IRA                    $1,000
Education IRA               $500
UGMA/UTMA                   $2,500
403(b)                      $1,000(1)
Qualified Retirement Plans  $2,500(2)

(1) For each fund you select for your 403(b) plan, American Century will waive the fund minimum if you make a contribution of at least $50 a month.  If your contribution is less than $50 a month, you may make only one fund choice.

(2) The minimum investment requirements may be different for some types of retirement accounts.

Investing through Financial Intermediaries
If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include

|X| minimum investment requirements
|X| exchange policies
|X| fund choices
|X| cutoff time for investments

Please contact your financial intermediary or plan sponsor for a complete description of its policies.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

Although fund share transactions may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the fund.

The fund has authorized certain financial intermediaries to accept orders on the fund's behalf. American Century has contracts with these intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the intermediary on a fund's behalf before the time the net asset value is determined in order to receive that day's share price. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

Modifying or Canceling an Investment
Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. The fund reserves the right to suspend the offering of shares for a period of time, and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

CALLOUT

Financial intermediaries include banks, broker-dealers, insurance companies and investment advisors.

Abusive Trading Practices

We do not permit market timing or other abusive trading practices in our funds.

Excessive, short-term (market timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the fund and its shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor who we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

Redemptions

Your redemption proceeds will be calculated using the net asset value (NAV) next determined after we receive your transaction request in good order. Each time you make an investment with American Century, there is a seven-day holding period before you can redeem those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. However, investments by wire require only a one-day holding period.

In addition, we reserve the right to delay delivery of redemption proceeds--up to seven days--or to honor certain redemptions with securities, rather than cash as described in the next section.

Special Requirements for Large Redemptions

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the value of the fund's assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The fund managers would select these securities from the fund's portfolio. A payment in securities can help the fund's remaining shareholders avoid tax liabilities that they might otherwise have incurred had the fund sold securities prematurely to pay the entire redemption amount in cash.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, a shareholder may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining investors.

Exchanges Between Funds

You may exchange C Class shares of the fund for C Class shares of any other
American Century fund. You may not exchange from the C Class to any other class.
We will not charge the Contingent Deferred Sales Charge (CDSC) on the shares you exchange, regardless of the length of time you have owned them. When you do redeem shares that have been exchanged, the CDSC will be based on the date you purchased the original shares.

CALLOUTS
A fund's NET ASSET VALUE, or NAV, is the price of the fund's shares.

A redemption is the sale of all or a portion of the shares in an account, including those sold as a part of an exchange to another American Century account.

Share Price and Distributions

Share Price

American Century determines the NAV of the fund as of ONE HOUR BEFORE the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time)
on each day the Exchange is open. On days when the Exchange is closed (including certain U.S. holidays), we do not calculate the NAV. A fund share's NAV is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current market prices of securities owned by a fund are not readily available from an independent pricing service, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in good order.

Distributions

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means the fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as capital gains realized by a fund on the sale of its investment securities. The fund generally pays distributions from net income and capital gains, if any, once a year in
December. The fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

You will participate in fund distributions, when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For investors investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash. Please consult your services guide for further information about distributions and your options for receiving them.

Reverse Share Splits

When a fund pays its distributions, the board also declares a reverse share split for that fund that exactly offsets the per-share amount of the distribution. If you reinvest your dividends, this reverse share split means that you will hold exactly the same number of shares after a dividend as you did before. This reverse share split makes changes in the funds' share prices behave like changes in the values of zero-coupon securities.

Fund Liquidation

During the fund's target maturity year, the Board of Trustees will adopt a plan of liquidation that specifies the last day investors can open a new account, the last day the fund will accept new investments from existing investors, and the liquidation date of the fund. During the fund's target maturity year, you will be asked how you want to receive the proceeds from the liquidation of your shares. You can choose one of the following

o cash
o C shares only of another American Century mutual fund

CALLOUTS

CAPITAL GAINS are increases in the values of capital assets, such as stock, from the time the assets are purchased.

Taxes

The tax consequences of owning shares of the fund will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the fund of dividend and interest income it has received or capital gains it has generated through its investment activities. Tax consequences also may result when investors sell fund shares after the net asset value of the fund shares has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

Taxability of Distributions

Fund distributions may consist of income such as dividends and interest earned by the fund from its investments, or capital gains generated by the fund from the sale of its investments. Distributions of income are taxed as ordinary income. Distributions of capital gains are classified either as short term or long term and are taxed as follows:

Type of Distribution                  Tax Rate for 15% Bracket   Tax Rate for 28% Bracket or Above
--------------------                  ------------------------   ---------------------------------
Short-term capital gains              Ordinary income rate       Ordinary income rate
Long-term capital gains (1-5 years)   10%                        20%
Long-term capital gains (>5 years)    8%                         20%(1)

1 The reduced rate for these gains will not begin until 2006 because the security holding period must start after December 31, 2000. Once the security has been held for more than 5 years, the rate will be 18%.

The tax status of any distributions of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. For taxable accounts, American Century will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing (Form 1099-DIV).

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

Taxes on Transactions

Your redemptions--including exchanges to other American Century funds--are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to 31%
withholding, we are required to withhold and pay 31% of dividends, capital gains distributions and redemption proceeds to the IRS.

CALLOUT

Buying a Dividend

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that the fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

Multiple Class Information

American Century offers three classes of the fund: Investor Class, Advisor Class and C Class. The shares offered by this Prospectus are C Class shares and are offered primarily through employer-sponsored retirement plans, or through institutions like banks, broker-dealers and insurance companies.  Target 2030 is the only fund offering C Class shares.

The other classes have different fees, expenses and/or minimum investment requirements from the C Class. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this Prospectus, call us at

1-800-345-2021 for Investor Class shares
1-800-345-3533 for Advisor Class shares

You also can contact a sales representative or financial intermediary who offers those classes of shares.

Except as described below, all classes of shares of the funds have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting that class; and (d) each class may have different exchange privileges.

Contingent Deferred Sales Charge

If you sell C Class shares within 18 months of purchasing them, you will pay a
Contingent Deferred Sales Charge (CDSC). The charge is 0.75% in the first year after purchase, declines ratably over the next six months, and is eliminated thereafter in accordance with the following chart:

After 13 months     0.625%
After 14 months     0.500%
After 15 months     0.375%
After 16 months     0.250%
After 17 months     0.125%
After 18 months     0.000%

The CDSC is calculated from your date of purchase, and will not be charged on shares acquired through reinvestment of dividends or distributions, increases in the net asset value of shares, or exchanges into the C Class of other American
Century funds. We will redeem shares not subject to the CDSC first, and other shares will be redeemed in the order they were purchased.

Service and Distribution Fees

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. The fund's C Class shares have a 12b-1 Plan. Under the Plan, the fund's C Class pays an annual fee of 0.75% of C Class average net assets, 0.25%
for certain individual shareholder and administrative services and 0.50% for distribution services. The advisor, as paying agent for the fund, pays all or a portion of such fees to the banks, broker-dealers and insurance companies that make C Class shares available. Because these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For additional information about the Plan and its terms, see Multiple Class
Structure - Master Distribution and Shareholder Services Plan in the Statement
of Additional Information.

More information about the fund is contained in these documents

Annual and Semiannual Reports Annual and semiannual reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

Statement of Additional Information (SAI) The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the fund or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the fund (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person                  SEC Public Reference Room
                           Washington, D.C.
                           Call 202-942-8090 for location and hours.
On the Internet            o EDGAR database at www.sec.gov
                           o By email request at publicinfo@sec.gov
By mail                    SEC Public Reference Section
                           Washington, D.C. 20549-0102

                          American Century Investments
                                 P.O. Box 419385
                        Kansas City, Missouri 64141-6385

                         1-800-345-3533 or 816-531-5575

0105
SH-PRS-xxxxxx

Your
AMERICAN CENTURY
prospectus

Target 2005 Fund
Target 2010 Fund
Target 2015 Fund
Target 2020 Fund
Target 2025 Fund
Target 2030 Fund

                                                                 April 19, 2001
                                                                 INVESTOR CLASS

   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
                                     TELLS YOU OTHERWISE IS COMMITTING A CRIME.

                                     American Century Investment Services, Inc.

                                 [american century logo and text logo (reg. sm)]
                                                                American Century

[left margin]
                  [american century logo and text logo (reg. sm)]
                                American Century

                                American Century
                                  Investments

                                P.O. Box 419200
                                Kansas City, MO
                                   64141-6200

Dear Investor,

Planning and maintaining your investment portfolio is a big job. However, an easy-to-understand Prospectus can make your work a lot less daunting. We hope you'll find this Prospectus easy to understand, and, more importantly, that it gives you confidence in the investment decisions you have made or are soon to make.

As you begin to read this Prospectus, take a look at the table of contents to understand how it is organized. The first four sections take a close-up look at the funds--the funds' investment objectives, strategies and risks.

As you continue to read, the Prospectus will acquaint you with the fund management team and give you an overview about how to invest and manage your account. You'll also find important financial information you'll need to make an informed decision.

Naturally, you may have questions about investing after you read through the
Prospectus. Our Web site, www.americancentury.com, offers information that could answer many of your questions. Or, an Investor Relations Representative will be happy to help weekdays, 7 a.m. to 7 p.m., and Saturdays, 9 a.m. to 2 p.m.,
Central time. Give us a call at 1-800-345-2021.

Sincerely,

/signature/Mark Killen

Mark Killen
Senior Vice President
American Century Investment Services, Inc.

     Target 2005 Fund
     Target 2010 Fund
     Target 2015 Fund
     Target 2020 Fund
     Target 2025 Fund
     Target 2030 Fund

[left margin]

Throughout this book you'll find definitions of key investment terms and phrases. When you see a word printed in BLUE ITALICS, look for its definition in the left margin.

[graphic of pointing finger]
This symbol highlights special information and helpful tips.

                                                    American Century Investments

AN OVERVIEW OF THE FUNDS

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

The fund seeks the highest return consistent with investment in U.S. Treasury securities.

WHAT ARE THE FUNDS' PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The funds invest primarily in zero-coupon U.S. Treasury securities. Each fund invests in different types of these DEBT SECURITIES and has different risks. The following chart shows the differences among the funds' primary investments and principal risks. It is designed to help you compare these funds with each other;
it should not be used to compare these funds with other mutual funds. A more detailed description about the funds' investment strategies and risks begins on page 6.

Fund          Primary Investments                    Principal Risks
--------------------------------------------------------------------------------
Target 2005   Zero-coupon U.S. Treasury securities   Lowest interest rate risk
--------------------------------------------------------------------------------
Target 2010   Zero-coupon U.S. Treasury securities   Medium interest rate risk
--------------------------------------------------------------------------------
Target 2015   Zero-coupon U.S. Treasury securities   High interest rate risk
--------------------------------------------------------------------------------
Target 2020   Zero-coupon U.S. Treasury securities   High interest rate risk
--------------------------------------------------------------------------------
Target 2025   Zero-coupon U.S. Treasury securities   High interest rate risk
--------------------------------------------------------------------------------
Target 2030   Zero-coupon U.S. Treasury securities   Highest interest rate risk

Each fund will be liquidated near the end of its target maturity year.

As with all funds, at any given time your shares may be worth more or less than the price you paid for them. As a result, it is possible to lose money by investing in the funds.

WHO MAY WANT TO INVEST IN THE FUNDS?

The funds may be a good investment if you are

*  investing through an IRA or other tax-advantaged retirement plan

*  seeking long-term financial goals that correspond to the maturity year of a particular fund

*  comfortable with fluctuating share prices, which increase as each funds'
   maturity year approaches

*  comfortable with the funds' other investment risks

WHO MAY NOT WANT TO INVEST IN THE FUNDS?

The funds may not be a good investment if you are

*  seeking current income

*  a short-term investor

*  investing for long-term capital appreciation

*  looking for the added security of FDIC insurance

Fund Performance History

As a new fund, Target 2030's performance history is not available as of the date of this Prospectus. When this class of the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual returns.

[LEFT MARGIN]

DEBT SECURITIES include fixed-income investments such as notes, bonds, commercial paper and U.S. Treasury securities.

Shorter Term Less Volatile
[graphic of vertical arrow]
Longer Term More Volatile

[graphic of pointing finger]
An investment in the funds is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

2        American Century Investments                             1-800-345-2021

FUND PERFORMANCE HISTORY

TARGET 2005 FUND
TARGET 2010 FUND
TARGET 2015 FUND
TARGET 2020 FUND
TARGET 2025 FUND

Annual Total Returns

The following bar chart shows the performance of the funds' Investor Class shares for each of the last 10 calendar years or for each full calendar year in the life of a fund if less than 10 years. It indicates the volatility of the funds' historical returns from year to year. Target 2030 is not included because it does not yet have a full calendar year of performance.

[data from bar chart]

       Target 2005    Target 2010    Target 2015      Target 2020    Target 2025
2000     13.26%        22.57%          26.63%         30.67%          32.63%
1999     -5.80%       -11.79%         -14.57%        -18.35%         -20.70%
1998     12.87%        15.07%          14.60%         16.49%          21.81%
1997     11.63%        16.75%          22.92%         28.62%          30.11%
1996     -1.24%        -3.54%          -6.03%         -8.42%
1995     32.65%        42.09%          52.72%         61.34%
1994     -8.90%       -11.56v         -14.08%        -17.66%
1993     21.56%        26.28%          30.51%         35.62%
1992      9.56%         9.78%           7.77%          8.33%
1991     21.47%        21.06%          22.47%         17.36%

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[graphic of pointing finger]
The performance information on this page is designed to help you see how the funds' returns can vary. Keep in mind that past performance does not predict how the funds will perform in the future.

www.americancentury.com                   American Century Investments         3

The highest and lowest quarterly returns for the period reflected in the bar chart are:

                          Highest                         Lowest
-------------------------------------------------------------------------------
Target 2005               12.46% (2Q 1995)                -7.30% (1Q 1994)
-------------------------------------------------------------------------------
Target 2010               15.87% (2Q 1995)                -9.97% (1Q 1996)
-------------------------------------------------------------------------------
Target 2015               18.27% (2Q 1995)                -13.82% (1Q 1996)
-------------------------------------------------------------------------------
Target 2020               21.44% (2Q 1995)                -16.61% (1Q 1996)
-------------------------------------------------------------------------------
Target 2025               18.81% (1Q 2000)                -10.19% (1Q 1997)

Average Annual Total Returns

The following table shows the average annual total returns of the funds'
Investor Class shares for the periods indicated. The benchmarks are unmanaged indices (except as noted) that have no operating costs and are included in the table for performance comparison.

Target 2030 is not included because it does not yet have a full calendar year of performance.

For the calendar year ended December 31, 2000  1 year   5 years   10 years   Life of Fund(1)
--------------------------------------------------------------------------------------------
Target 2005                                    13.26%   5.83%     10.01%        12.96%
11/15/2005 Maturity STRIPS Issue(2)            14.78%   6.46%     10.36%     14.45%(3)
Merrill Lynch Long-Term Treasury Index         20.19%   7.25%      9.91%     11.52%(3)
--------------------------------------------------------------------------------------------
Target 2010                                    22.57%   6.98%     11.45%        14.43%
11/15/2010 Maturity STRIPS Issue(2)            24.42%   7.70%     11.97%     15.84%(3)
Merrill Lynch Long-Term Treasury Index         20.19%   7.25%      9.91%     11.52%(3)
--------------------------------------------------------------------------------------------
Target 2015                                    26.63%   7.45%     12.47%        10.53%
11/15/2015 Maturity STRIPS Issue(2)            29.23%   8.31%     13.15%     10.93%(4)
Merrill Lynch Long-Term Treasury Index         20.19%   7.25%      9.91%      9.38%(4)
--------------------------------------------------------------------------------------------
Target 2020                                    30.67%   7.92%     12.87%        11.16%
11/15/2020 Maturity STRIPS Issue(2)            34.59%   9.00%     13.46%        11.18%
Merrill Lynch Long-Term Treasury Index         20.19%   7.25%      9.91%         9.59%
--------------------------------------------------------------------------------------------
Target 2025                                    32.63%   N/A        N/A          10.81%
11/15/2025 Maturity STRIPS Issue(2)            34.60%   N/A        N/A       11.70%(5)
Merrill Lynch Long-Term Treasury Index         20.19%   N/A        N/A        8.64%(5)

(1) The inception dates are: Target 2005 and Target 2010: March 25, 1985; Target
    2015: September 1, 1986; Target 2020: December 29, 1989; and Target 2025:
    February 15, 1996.

(2) Each Target fund is designed to perform like a zero-coupon security with the same term to maturity as the fund. The STRIPS issues listed in this table are U.S. Treasury zero-coupon securities with maturity dates similar to the respective fund. The STRIPS issues are not indices, but are important benchmarks of the Target funds' performance.

(3) Since March 31, 1985, the date closest to the funds' inception for which data are available.

(4) Since September 30, 1986, the date closest to the fund's inception for which data are available.

(5) Since February 29, 1996, the date closest to the fund's inception for which data are available.

[LEFT MARGIN]
[graphic of pointing finger]
For current performance information, including yields, please call us at
1-800-345-2021 or visit us at www.americancentury.com.

4       American Century Investments                             1-800-345-2021

FEES AND EXPENSES

There are no sales loads, fees or other charges

*  to buy fund shares directly from American Century
*  to reinvest dividends in additional shares
*  to exchange into the Investor Class shares of other American Century funds
*  to redeem your shares

The following table describes the fees and expenses you may pay if you buy and hold shares of the funds.

ANNUAL OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
                Management    Distribution and        Other         Total Annual Fund
                Fee(1)        Service (12b-1) Fees    Expenses(2)   Operating Expenses
---------------------------------------------------------------------------------------
Target 2005     0.59%         None                    0.00%         0.59%
---------------------------------------------------------------------------------------
Target 2010     0.59%         None                    0.00%         0.59%
---------------------------------------------------------------------------------------
Target 2015     0.59%         None                    0.00%         0.59%
---------------------------------------------------------------------------------------
Target 2020     0.59%         None                    0.00%         0.59%
---------------------------------------------------------------------------------------
Target 2025     0.59%         None                    0.00%         0.59%
--------------------------------------------------------------------------------
Target 2030     0.59%         None                    0.00%         0.59%

(1)  Based on expenses incurred during the funds' most recent fiscal year. The funds have stepped fee schedules. As a result, the funds' management fee rates generally decrease as fund assets increase.

(2)  Other expenses, which include the fees and expenses of the funds'
     independent trustees, their legal counsel and interest, were less than
     0.005% for the most recent fiscal year.

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Assuming you . . .

*  invest $10,000 in the fund
*  redeem all of your shares at the end of the periods shown below
*  earn a 5% return each year
*  incur the same operating expenses as shown above

 . . . your cost of investing in the fund would be:

                     1 year       3 years     5 years      10 years
-------------------------------------------------------------------------------
Target 2005          $60          $189         $329         $736
-------------------------------------------------------------------------------
Target 2010          $60          $189         $329         $736
-------------------------------------------------------------------------------
Target 2015          $60          $189         $329         $736
-------------------------------------------------------------------------------
Target 2020          $60          $189         $329         $736
-------------------------------------------------------------------------------
Target 2025          $60          $189         $329         $736
-------------------------------------------------------------------------------
Target 2030          $60          $189         $329         $736

[LEFT MARGIN]
[graphic of pointing finger]
Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.

www.americancentury.com                   American Century Investments         5

OBJECTIVES, STRATEGIES AND RISKS

TARGET 2005 FUND
TARGET 2010 FUND
TARGET 2015 FUND
TARGET 2020 FUND
TARGET 2025 FUND
Target 2030 Fund

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

These funds seek the highest return consistent with investment in U.S. Treasury securities.

HOW DO THE FUNDS PURSUE THEIR INVESTMENT OBJECTIVES?

The funds invest primarily in zero-coupon U.S. Treasury securities. Each fund is designed to provide an investment experience that is similar to a direct investment in a zero-coupon U.S. Treasury security.

WHAT ARE THE DIFFERENCES BETWEEN THE FUNDS?

Each fund is managed to mature in the year identified in its name; therefore, each fund's WEIGHTED AVERAGE MATURITY is different. Funds with longer weighted average maturities have the most volatile share prices. For example, Target 2030 has the longest weighted average maturity, and its share price will fluctuate the most.

WHAT ARE ZERO-COUPON TREASURY SECURITIES?

U.S. Treasury bonds have the traditional design of debt securities. Interest is paid periodically until maturity, when the principal is repaid. Zero-coupon
Treasury securities, however, do not earn any periodic interest payments.
Instead, all of the interest and principal is paid when the securities mature.

Zero-coupon Treasury securities are created by separating a traditional Treasury bond's interest and principal payment obligation. Each payment obligation becomes a separate zero-coupon Treasury security. These securities are created by financial institutions (like a broker-dealer), the U.S. Treasury and other agencies of the federal government. The important characteristic is that the final maturity value of a zero-coupon Treasury security is supported by U.S.
Treasury securities.

Zero-coupon Treasury securities are beneficial for investors who wish to invest for a fixed period of time at a selected rate. When an investor purchases a traditional bond, it is paid periodic interest at a predetermined rate. This interest payment must be reinvested elsewhere. However, the investor may not be able to reinvest this interest payment in an investment that has a return similar to a traditional bond. This is called reinvestment risk. Because zero-coupon securities do not pay interest periodically, investors in zero-coupon securities are not exposed to reinvestment risk.

HOW IS AN INVESTMENT IN THE FUNDS LIKE AN INVESTMENT IN ZERO-COUPON U.S.
TREASURY SECURITIES?

The investment performance of the funds is designed to be similar to an investment in zero-coupon U.S. Treasury securities. If you invest in a fund, reinvest all distributions and hold your shares until the fund is liquidated, your investment experience should be similar to that of an investment in a zero-coupon U.S. Treasury security with the same term to maturity as the fund.
Each fund is managed to provide an investment return that will not differ substantially from the ANTICIPATED GROWTH RATE (AGR) calculated on the day the shares were purchased. Each fund also is managed to provide maturity value that will not differ substantially from the ANTICIPATED VALUE AT MATURITY (AVM)
calculated on the day the shares were purchased.

[LEFT MARGIN]

WEIGHTED AVERAGE MATURITY is described in more detail under "Basics of
Fixed-Income Investing."

[graphic of pointing finger]
Because all of the interest and principal is paid when the securities mature, zero-coupon securities are bought and sold at prices below their face value.

A fund's ANTICIPATED GROWTH RATE is an estimate of the annualized rate of growth of the fund that an investor may expect from the purchase date to the fund's weighted average maturity date.

The ANTICIPATED VALUE AT MATURITY is an estimate of a fund's net asset value as of the fund's weighted average maturity date. It is based on the maturity values of the zero-coupon Treasury securities held by the fund.

6       American Century Investments                             1-800-345-2021

The advisor calculates each fund's AGR and AVM every business day. AGR and AVM calculations assume, among other factors, that the fund's operating expenses (as a percentage of the fund's assets) and composition of securities held by each fund remain constant for the life of the fund. While many factors can influence each fund's daily AGR and AVM, they tend to fluctuate within narrow ranges. The following table shows how each fund's AVM for the Investor Class has fluctuated in the last five years. Target 2030 is not included because it was not in operation as of the fiscal year end.

Anticipated Values at Maturity
                  9/30/96      9/30/97     9/30/98      9/30/99       9/30/2000
--------------------------------------------------------------------------------
Target 2005       $100.71      $100.85     $101.53      $101.28       $101.94
--------------------------------------------------------------------------------
Target 2010       $102.53      $103.40     $104.85      $105.56       $105.14
--------------------------------------------------------------------------------
Target 2015       $110.11      $110.52     $112.63      $112.62       $113.36
--------------------------------------------------------------------------------
Target 2020       $103.60      $104.84     $106.96      $107.30       $108.05
--------------------------------------------------------------------------------
Target 2025       $109.24      $110.88     $112.23      $111.81       $113.99

WHAT HAPPENS WHEN A FUND REACHES ITS MATURITY YEAR?

*  The fund managers may begin buying traditional Treasury securities consistent with a fund's investment objective and pending maturity.

*  As a fund's zero-coupon Treasury securities mature, the proceeds from the retirement of these securities will be invested in traditional Treasury securities.

*  Each fund will be liquidated near the end of its target maturity year.

Additional information about the funds' investments is available in their annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period. You may get these reports at no cost by calling us.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS?

Because the funds have different weighted average maturities, each fund will respond differently to changes in interest rates. Funds with longer weighted average maturities are more sensitive to interest rate changes. When interest rates rise, the funds' share values will decline, but the share values of funds with longer weighted average maturities generally will decline further. This interest rate sensitivity is greater for the funds than for traditional Treasury funds.

As with all funds, at any given time your shares may be worth more or less than the price you paid for them. As a result, it is possible to lose money by investing in the funds.

While we recommend that shareholders hold their investment in a fund until the fund is liquidated, we do not restrict your (or any other shareholders') ability to redeem shares. When a fund's shareholders redeem their shares before the target maturity year, unanticipated capital gains or losses may result. The fund will distribute these capital gains and losses to all shareholders.

The fund managers adhere to investment policies that are designed to provide an investment that is similar to investing in a zero-coupon U.S. Treasury security that matures in the year identified in the fund's name. A precise forecast of a fund's final maturity value and yield to maturity, however, is not possible.

[LEFT MARGIN]
[graphic of pointing finger]
This table is designed to show the narrow ranges in which each fund's AVMs vary over time. There is no guarantee that the funds' AVMs will fluctuate as little in the future.

[graphic of pointing finger]
The investment performance of the funds is designed to be similar to an investment in an equivalent zero-coupon U.S. Treasury security. However, an investment in the funds involves different risks.

www.americancentury.com                   American Century Investments       7

BASICS OF FIXED-INCOME INVESTING

DEBT SECURITIES

When a fund buys a debt security, also called a fixed-income security, it is essentially lending money to the security's issuer. Notes, bonds, commercial paper and U. S. Treasury securities are examples of debt securities. After the debt security is first sold by the issuer, it may be bought and sold by other investors. The price of the debt security may rise or fall based on many factors, including changes in interest rates, liquidity and credit quality.

The fund managers decide which debt securities to buy and sell by

*  determining which debt securities help a fund meet its maturity requirements

*  identifying debt securities that satisfy a fund's credit quality standards

*  evaluating the current economic conditions and assessing the risk of inflation

*  evaluating special features of the debt securities that may make them more or less attractive

WEIGHTED AVERAGE MATURITY

Like most loans, debt securities eventually must be repaid or refinanced at some date. This date is called the maturity date. The number of days left to a debt security's maturity date is called the remaining maturity. The longer a debt security's remaining maturity, generally the more sensitive its price is to changes in interest rates.

Because a bond fund will own many debt securities, the fund managers calculate the average of the remaining maturities of all the debt securities the fund owns to evaluate the interest rate sensitivity of the entire portfolio. This average is weighted according to the size of the fund's individual holdings and is called the WEIGHTED AVERAGE MATURITY. The following chart shows how fund managers would calculate the weighted average maturity for a fund that owned only two debt securities.

                           Amount of          Percent of    Remaining    Weighted
                           Security Owned     Portfolio     Maturity     Maturity
------------------------------------------------------------------------------------
Debt Security A            $100,000           25%           4 years      1 year
------------------------------------------------------------------------------------
Debt Security B            $300,000           75%           12 years     9 years
------------------------------------------------------------------------------------
Weighted Average Maturity                                               10 years

TYPES OF RISK

The basic types of risk the funds face are described below.

INTEREST RATE RISK

Generally, interest rates and the prices of debt securities move in opposite directions. When interest rates fall, the prices of most debt securities rise;
when interest rates rise, prices fall. Because the funds invest primarily in debt securities, changes in interest rates will affect the funds' performance.
This sensitivity to interest rate changes is called interest rate risk.

The degree to which interest rate changes affect a fund's performance varies and is related to the weighted average maturity of a particular fund. For example, when interest rates rise, you can expect the share value of a long-term bond fund to fall more than that of a short-term bond fund. When rates fall, the opposite is true.

[LEFT MARGIN]

WEIGHTED AVERAGE MATURITY is a tool the fund managers use to approximate the remaining term to maturity of a fund's investment portfolio.

[graphic of pointing finger]
The longer a fund's weighted average maturity, the more sensitive it is to interest rate changes.

8        American Century Investments                            1-800-345-2021

The following table shows the likely effect of a 1% (100 basis points) increase in interest rates on the price of 7% coupon bonds of differing maturities:

Remaining Maturity     Current Price    Price After 1% Increase    Change in Price
----------------------------------------------------------------------------------
1 year                 $100.00          $99.06                    -0.94%
----------------------------------------------------------------------------------
3 years                $100.00          $97.38                    -2.62%
----------------------------------------------------------------------------------
10 years               $100.00          $93.20                    -6.80%
----------------------------------------------------------------------------------
30 years               $100.00          $88.69                   -11.31%

CREDIT RISK

Credit risk is the risk that an obligation won't be paid and a loss will result.
A high credit rating indicates a high degree of confidence by the rating organization that the issuer will be able to withstand adverse business, financial or economic conditions and make interest and principal payments on time. Generally, a lower credit rating indicates a greater risk of non-payment.
A lower rating also may indicate that the issuer has a more senior series of debt securities, which means that if the issuer has difficulties making its payments, the more senior series of debt is first in line for payment.

The fund managers do not invest solely on the basis of a security's credit rating; they also consider other factors, including potential returns. Higher credit ratings usually mean lower interest rate payments, so investors often purchase securities that aren't the highest rated to increase return. If a fund purchases lower-rated securities, it assumes additional credit risk.

The following chart shows the authorized credit quality ranges for the funds offered by this Prospectus.

-----------------------------------------
                  Quality
-----------------------------------------
        High Quality
----------------------------
                         A-1          A-2         A-3
                         P-1          P-2         P-3
                         MIG-1        MIG-2       MIG-3
                         SP-1         SP-2        SP-3
                 AAA     AA     A     BBB    BB    B    CCC   CC    C    D
--------------------------------------------------------------------------------
Target 2005       X
--------------------------------------------------------------------------------
Target 2010       X
--------------------------------------------------------------------------------
Target 2015       X
--------------------------------------------------------------------------------
Target 2020       X
--------------------------------------------------------------------------------
Target 2025       X
--------------------------------------------------------------------------------
Target 2030       X
--------------------------------------------------------------------------------
        INVESTMENT GRADE                          NON-INVESTMENT GRADE
----------------------------------------  --------------------------------------

Strictly speaking, U.S. Treasury securities are not "rated" AAA. However, U.S.
Treasury securities are backed by the full faith and credit of the United
States, and are considered among the safest securities in the world. The rating on U.S. Treasury securities is, therefore, considered to be equivalent to a AAA rating.

LIQUIDITY RISK

Debt securities can become difficult to sell, or less liquid, for a variety of reasons, such as lack of an active trading market. The chance that a fund will have liquidity issues is called liquidity risk.

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[graphic of pointing finger]
Credit quality may be lower when the issuer has any of the following

*  a high debt level
*  a short operating history
*  a senior level of debt
*  a difficult, competitive environment
*  a less stable cash flow

[graphic of pointing finger]
The Statement of Additional Information provides a detailed description of these securities ratings.

www.americancentury.com                   American Century Investments       9

A COMPARISON OF BASIC RISK FACTORS

The following chart depicts the basic risks of investing in the funds. It is designed to help you compare these funds with each other; it shouldn't be used to compare these funds with other mutual funds.

                  Interest Rate Risk     Credit Risk(1)    Liquidity Risk(2)
-------------------------------------------------------------------------------
Target 2005       Lowest                 Low               Low
-------------------------------------------------------------------------------
Target 2010       Medium                 Low               Low
-------------------------------------------------------------------------------
Target 2015       High                   Low               Low
-------------------------------------------------------------------------------
Target 2020       High                   Low               Low
-------------------------------------------------------------------------------
Target 2025       High                   Low               Low
--------------------------------------------------------------------------------
Target 2030       Highest                Low               Low

(1)  Because the funds all invest in zero-coupon Treasury securities, there is no difference in credit risk. U.S. Treasury securities are considered among the safest securities in the world because they are backed by the full faith and credit of the United States.

(2)  The Treasury market is considered the most liquid in the world.

The funds engage in a variety of investment techniques as they pursue their investment objectives. Each technique has its own characteristics and may pose some level of risk to the funds. If you would like to learn more about these techniques, please review the Statement of Additional Information before making an investment.

10       American Century Investments                             1-800-345-2021

MANAGEMENT

WHO MANAGES THE FUNDS?

The Board of Trustees, investment advisor and fund management team play key roles in the management of the funds.

THE BOARD OF TRUSTEES

The Board of Trustees oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of
Trustees does not manage the funds, it has hired an investment advisor to do so.
More than two-thirds of the trustees are independent of the funds' advisor; that is, they are not employed by and have no financial interest in the advisor.

THE INVESTMENT ADVISOR

The funds' investment advisor is American Century Investment Management, Inc.
The advisor has been managing mutual funds since 1958 and is headquartered at
4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the funds and directing the purchase and sale of their investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the funds to operate.

For the services it provided to the funds during the most recent fiscal year, the advisor received a unified management fee based on a percentage of the average net assets of the Investor Class shares of the funds. The rate of the management fee for each fund is determined monthly on a class-by-class basis using a two-step formula that takes into account the fund's strategy (money market, bond or equity) and the total amount of mutual fund assets the advisor manages.

The Statement of Additional Information contains detailed information about the calculation of the management fee. Out of that fee, the advisor paid all expenses of managing and operating the funds except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses. A portion of the management fee may be paid by the funds' advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

Management Fees Paid by the Funds to the Advisor as a Percentage of Average  Net
Assets for the Most Recent Fiscal Year Ended September 30, 2000
-------------------------------------------------------------------------------
Target 2005                                               0.59%
-------------------------------------------------------------------------------
Target 2010                                               0.59%
-------------------------------------------------------------------------------
Target 2015                                               0.59%
-------------------------------------------------------------------------------
Target 2020                                               0.59%
-------------------------------------------------------------------------------
Target 2025                                               0.59%
-------------------------------------------------------------------------------
Target 2030                                               N/A(1)

(1) The fund was not in operation during the fiscal year ended September 30,
    2000. The fund will pay the advisor a unified management fee calculated by adding the appropriate Investment Category and Complex Fees from the following schedules:

Investment Category Fee Schedule for Target 2030

Category Assets          Fee Rate
First $1 billion         0.3600%
Next $1 billion          0.3080%
Next $3 billion          0.2780%
Next $5 billion          0.2580%
Next $15 billion         0.2450%
Next $25 billion         0.2430%
Thereafter               0.2425%

Complex Fee Schedule

Complex Assets           Fee Rate
                         Investor Class
First $2.5 billion       0.3100%
Next $7.5 billion        0.3000%
Next $15 billion         0.2985%
Next $25 billion         0.2970%
Next $50 billion         0.2960%
Next $100 billion        0.2950%
Next $100 billion        0.2940%
Next $200 billion        0.2930%
Next $500 billion        0.2910%
Thereafter               0.2900%

www.americancentury.com                   American Century Investments        11

THE FUND MANAGEMENT TEAM

The advisor uses a team of portfolio managers, assistant portfolio managers and analysts to manage the funds. The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objectives and strategy.

The portfolio managers on the investment team are identified below.

DAVID W. SCHROEDER
Mr. Schroeder, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the Target funds since joining American Century in July 1990. He has a bachelor of arts from Pomona College.

JEREMY FLETCHER
Mr. Fletcher, Portfolio Manager, has been a member of the team that manages the
Target funds since August 1997. He joined American Century in October 1991 as an
Investor Relations Representative. He has bachelor's degrees in economics and mathematics from Claremont McKenna College. He is a Chartered Financial Analyst.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional
Information and the investment objectives of the funds may not be changed without a shareholder vote. The Board of Trustees may change any other policies and investment strategies.

[LEFT MARGIN]
[graphic of pointing finger]
CODE OF ETHICS

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the funds.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing permitted personal trades.

12       American Century Investments                             1-800-345-2021

INVESTING WITH AMERICAN CENTURY

Beginning June 1, 2001, you may place an order to purchase shares of Target
2030.

SERVICES AUTOMATICALLY AVAILABLE TO YOU

Most accounts automatically will have access to the services listed below when the account is opened. If you do not want these services, see Conducting
Business in Writing. If you have questions about the services that apply to your account type, please call us.

CONDUCTING BUSINESS IN WRITING

If you prefer to conduct business in writing only, you can indicate this on the account application. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). If you want to add services later, you can complete an Investor
Service Options form.

WAYS TO MANAGE YOUR ACCOUNT
-------------------------------------------------------------------------------
BY TELEPHONE

Investor Relations
1-800-345-2021

Business, Not-For-Profit
and Employer-Sponsored
Retirement Plans
1-800-345-3533

Automated Information Line
1-800-345-8765

[graphic of telephone]

OPEN AN ACCOUNT
If you are a current investor, you can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Call or use our Automated Information Line if you have authorized us to accept telephone instructions.

MAKE ADDITIONAL INVESTMENTS

Call or use our Automated Information Line if you have authorized us to invest from your bank account.

SELL SHARES

Call a Service Representative.

-------------------------------------------------------------------------------
ONLINE

www.americancentury.com

[graphic of computer]

OPEN AN ACCOUNT

If you are a current or new investor, you can open an account by completing and submitting our online application. Current investors also can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Exchange shares from another American Century account.

MAKE ADDITIONAL INVESTMENTS

Make an additional investment into an established American Century account if you have authorized us to invest from your bank account.

SELL SHARES

Not available.

-------------------------------------------------------------------------------
BY MAIL OR FAX
P.O. Box 419200
Kansas City, MO 64141-6200

Fax
816-340-7962

[graphic of envelope]

OPEN AN ACCOUNT

Send a signed, completed application and check or money order payable to
American Century Investments.

EXCHANGE SHARES

Send written instructions to exchange your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

Send your check or money order for at least $50 with an investment slip or $250 without an investment slip. If you don't have an investment slip, include your name, address and account number on your check or money order.

SELL SHARES

Send written instructions or a redemption form to sell shares. Call a Service
Representative to request a form.

www.americancentury.com                   American Century Investments        13

YOUR GUIDE TO SERVICES AND POLICIES

When you open an account, you will receive a services guide, which explains the services available to you and the policies of the funds and the transfer agent.

-------------------------------------------------------------------------------
AUTOMATICALLY

[graphic of revolving arrows]

OPEN AN ACCOUNT

Not available.

EXCHANGE SHARES

Send written instructions to set up an automatic exchange of your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

With the automatic investment privilege, you can purchase shares on a regular basis. You must invest at least $600 per year per account.

SELL SHARES

If you have at least $10,000 in your account, you may sell shares automatically by establishing Check-A-Month or Automatic Redemption plans.

-------------------------------------------------------------------------------
BY WIRE
[graphic of pointing finger]
Please remember, if you request redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

[graphic of wire machine]

OPEN AN ACCOUNT

Call to set up your account or mail a completed application to the address provided in the "By mail" section. Give your bank the following information to wire money.

*  Our bank information:
      Commerce Bank N.A.
      Routing No. 101000019
      Account No. Please call for the appropriate account number
*  The fund name
*  Your American Century account number, if known+
*  Your name
*  The contribution year (for IRAs only)
+For additional investments only

MAKE ADDITIONAL INVESTMENTS

Follow the wire instructions.

SELL SHARES

You can receive redemption proceeds by wire or electronic transfer.

EXCHANGE SHARES

Not available.

-------------------------------------------------------------------------------
IN PERSON

[graphic of individual]

If you prefer to handle your transactions in person, visit one of our Investor
Centers and a representative can help you open an account, make additional investments, and sell or exchange shares.

4500 Main St.                        4917 Town Center Drive
Kansas City, Missouri                Leawood, Kansas
8 a.m. to 5:30 p.m., Monday-Friday   8 a.m. to 6 p.m., Monday-Friday
                                     8 a.m. to noon, Saturday

1665 Charleston Road                 9445 East County Line Road, Suite A
Mountain View, California            Englewood, Colorado
8 a.m. to 5 p.m., Monday-Friday      8:30 a.m. to 5:30 p.m., Monday-Friday

14        American Century Investments                            1-800-345-2021

MINIMUM INITIAL INVESTMENT AMOUNTS

To open an account, the minimum investments are:
-------------------------------------------------------------------------------
Individual or Joint              $2,500
-------------------------------------------------------------------------------
Traditional IRA                  $1,000
-------------------------------------------------------------------------------
Roth IRA                         $1,000
-------------------------------------------------------------------------------
Education IRA                    $500
-------------------------------------------------------------------------------
UGMA/UTMA                        $2,500
-------------------------------------------------------------------------------
403(b)                           $1,000(1)

(1)  For each fund you select for your 403(b) plan, American Century will waive the fund minimum if you make a contribution of at least $50 a month. If your contribution is less than $50 a month, you may make only one fund choice.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. Each fund reserves the right to suspend the offering of shares for a period of time, and each fund reserves the right to reject any specific investment
(including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

Redemptions

Your redemption proceeds will be calculated using the net asset value (NAV) next determined after we receive your transaction request in good order. Each time you make an investment with American Century, a seven-day holding period goes into effect before you can redeem those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. However, investments by wire require only a one-day holding period.

In addition, we reserve the right to delay delivery of redemption proceeds--up to seven days--or to honor certain redemptions with securities, rather than cash as described in the next section.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account balance falls below the minimum initial investment amount, we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline, American Century will redeem the shares in the account and send the proceeds to your address of record.

ABUSIVE TRADING PRACTICES

We do not permit market timing or other abusive trading practices in our funds.

Excessive, short-term (market timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control. We also reserve the right to delay delivery of your redemption proceeds--up to seven days--or to honor certain redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the value of the fund's assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The fund managers would select these securities from the fund's portfolio. A payment in securities can help the fund's remaining shareholders avoid tax liabilities that they might otherwise have incurred had the fund sold securities prematurely to pay the entire redemption amount in cash.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, a shareholder may have to pay brokerage or other transaction costs to convert the securities to cash.

[LEFT MARGIN]
[graphic of pointing finger]

Callouts
A fund's net asset value, or NAV, is the price of the fund's shares.

A redemption is the sale of all or a portion of the shares in an account, including as a part of an exchange to another American Century account.

www.americancentury.com                   American Century Investments       15

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining investors.

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include

*  minimum investment requirements
*  exchange policies
*  fund choices
*  cutoff time for investments

Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the funds' annual reports, semiannual reports and Statement of Additional Information are available from your intermediary or plan sponsor.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

Although fund share transactions may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the funds.

The funds have authorized certain financial intermediaries to accept orders on each fund's behalf. American Century has contracts with these intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the intermediary on a fund's behalf before the time the net asset value is determined in order to receive that day's share price. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

[LEFT MARGIN]
[graphic of pointing finger]
Financial intermediaries include banks, broker-dealers, insurance companies and investment advisors.

16        American Century Investments                            1-800-345-2021

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century determines the NET ASSET VALUE (NAV) of each fund as of one hour before the close of regular trading on the New York Stock Exchange (usually
4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is closed (including certain U.S. holidays), we do not calculate the NAV. A fund share's NAV is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current market prices of securities owned by a fund are not readily available from an independent pricing service, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in good order.

DISTRIBUTIONS

Federal tax laws require each fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means the funds will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund , as well as CAPITAL GAINS realized by a fund on the sale of its investment securities. Each fund generally pays distributions from net income and capital gains, if any, once a year in
December. The funds may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

You will participate in fund distributions, when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For investors investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash. Please consult your services guide for further information about distributions and your options for receiving them.

REVERSE SHARE SPLITS

When a fund pays its distributions, the board also declares a reverse share split for that fund that exactly offsets the per-share amount of the distribution. If you reinvest your dividends, this reverse share split means that you will hold exactly the same number of shares after a dividend as you did before. This reverse share split makes changes in the funds' share prices behave like changes in the values of zero-coupon securities.

FUND LIQUIDATION

During a fund's target maturity year, the Board of Trustees will adopt a plan of liquidation that specifies the last day investors can open a new account, the last day the fund will accept new investments from existing investors, and the liquidation date of the fund. During the fund's target maturity year, you will be asked how you want to receive the proceeds for the liquidation of your shares. You can choose one of the following

* cash
* shares of another American Century mutual fund

[LEFT MARGIN]

CAPITAL GAINS are increases in the values of capital assets, such as stock, from the time the assets are purchased.

www.americancentury.com                  American Century Investments         17

TAXES

The tax consequences of owning shares of the funds will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the funds of dividend and interest income they have received or capital gains they have generated through their investment activities. Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

Taxability of Distributions

Fund distributions may consist of income such as dividends and interest earned by the fund from its investments, or capital gains generated by the fund from the sale of its investments. Distributions of income are taxed as ordinary income. Distributions of capital gains are classified either as short term or long term and are taxed as follows:

Type of Distribution                Tax Rate for 15% Bracket  Tax Rate for 28% Bracket or Above
-----------------------------------------------------------------------------------------------
Short-term capital gains            Ordinary income rate      Ordinary income rate
-----------------------------------------------------------------------------------------------
Long-term capital gains (1-5 years) 10%                       20%
-----------------------------------------------------------------------------------------------
Long-term capital gains (>5 years)   8%                       20%(1)

(1)  The reduced rate for these gains will not begin until 2006, because the security holding period must start after December 31, 2000. Once the security has been held for more than 5 years the rate will be 18%.

The tax status of any distributions of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. For taxable accounts, American Century will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing (Form 1099-DIV).

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

Taxes on Transactions

Your redemptions--including exchanges to other American Century funds--are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to 31%
withholding, we are required to withhold and pay 31% of dividends, capital gains distributions and redemption proceeds to the IRS.

[LEFT MARGIN]
[graphic of pointing finger]
BUYING A DIVIDEND

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that the fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The funds distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

18        American Century Investments                           1-800-345-2021

MULTIPLE CLASS INFORMATION

American Century offers three classes of the funds: Investor Class, Advisor
Class and C Class. The shares offered by this Prospectus are Investor Class shares and have no up-front or deferred charges, commissions, or 12b-1 fees.
Target 2030 is the only fund offering C Class shares.

The other classes have different fees, expenses and/or minimum investment requirements from the Investor Class. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this prospectus, call us at
1-800-345-3533.

You also can contact a sales representative or financial intermediary who offers those classes of shares.

Except as described below, all classes of shares of the funds have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; and (d) each class may have different exchange privileges.

www.americancentury.com                   American Century Investments        19

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The tables on the next few pages itemize what contributed to the changes in share price during the most recently ended fiscal year. They also show the changes in share price for this period in comparison to changes over the last five fiscal years or less, if the share class is not five years old.

On a per-share basis, each table includes as appropriate

*  share price at the beginning of the period
*  investment income and capital gains or losses
*  distributions of income and capital gains paid to investors
*  reverse share split
*  share price at the end of the period

Each table also includes some key statistics for the period as appropriate

*  TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO - the operating expenses as a percentage of average net assets

*  NET INCOME RATIO - the net investment income as a percentage of average net assets

*  PORTFOLIO TURNOVER - the percentage of the fund's buying and selling activity

The Financial Highlights for the fiscal years ended September 30, 2000, 1999 and
1998 have been audited by PricewaterhouseCoopers LLP, independent accountants.
Their Independent Accountants' Report and the financial statements are included in the funds' Annual Report, which is available upon request. Prior years'
information was audited by other independent auditors.

20      American Century Investments                             1-800-345-2021

TARGET 2005 FUND
Investor Class

For a Share Outstanding Throughout the Years Ended September 30

Per-Share Data
                                                          2000       1999      1998        1997       1996
------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                    $72.55     $76.72    $64.54      $57.83     $56.61
                                                      ---------   --------   -------   --------    --------
Income From Investment Operations
  Net Investment Income(1)                                4.09       3.77      3.84        3.74       3.50
  Net Realized and Unrealized Gain (Loss)
     on Investment Transactions                           0.45      (7.94)     8.34        2.97      (2.28)
                                                      ---------   --------   -------   --------    --------
  Total From Investment Operations                        4.54      (4.17)    12.18        6.71       1.22
                                                      ---------   --------   -------   --------    --------

Distributions(2)
  From Net Investment Income                             (3.89)     (3.39)    (3.61)      (3.61)     (2.06)
  From Net Realized Gains on Investment Transactions       --       (1.07)    (0.27)      (0.44)     (0.58)
  In Excess of Net Realized Gains                        (1.56)       --        --          --         --
                                                      ---------   --------   -------   --------    --------
  Total Distributions                                    (5.45)     (4.46)    (3.88)      (4.05)     (2.64)
                                                      ---------   --------   -------   --------    --------
Reverse Share Split                                       5.45       4.46      3.88        4.05       2.64
                                                      ---------   --------   -------   --------    --------
Net Asset Value, End of Period                           $77.09    $72.55    $76.72      $64.54     $57.83
                                                      =========   ========   =======   =========   ========
  Total Return(3)                                         6.26%     (5.44)%   18.87%      11.60%      2.15%

Ratios/Supplemental Data
                                                          2000       1999      1998        1997       1996
------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets         0.59%      0.59%     0.59%       0.57%      0.58%
Ratio of Net Investment Income to Average Net Assets      5.58%      5.10%     5.53%       6.15%      6.05%
Portfolio Turnover Rate                                     17%        81%       35%         15%        31%
Net Assets, End of Period (in thousands)               $274,117   $490,248  $533,986    $281,677   $238,864

(1)  Computed using average shares outstanding throughout the period.

(2)  For years ended prior to September 30, 1997, distributions were calculated using average shares outstanding during the year. Distributions indicated
     for those years will be different than the actual per-share distributions to shareholders.

(3)  Total return assumes reinvestment of dividends and capital gains distributions, if any.

www.americancentury.com                   American Century Investments       21

TARGET 2010 FUND
Investor Class

For a Share Outstanding Throughout the Years Ended September 30

Per-Share Data
                                                            2000        1999        1998       1997       1996
----------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                      $55.10      $61.98      $49.16     $42.47     $42.14
                                                        ---------    --------    -------    --------  --------
Income From Investment Operations
  Net Investment Income(1)                                  3.32        3.07        2.94       2.79       2.58

  Net Realized and Unrealized Gain (Loss)
  on Investment Transactions                                1.50       (9.95)       9.88       3.90      (2.25)
                                                        ---------    --------    -------    --------  --------
  Total From Investment Operations                          4.82       (6.88)       12.82      6.69       0.33
                                                        ---------    --------    -------    --------  --------
Distributions(2)
  From Net Investment Income                               (3.21)      (2.78)      (2.46)     (2.82)     (1.57)

  From Net Realized Gains on Investment Transactions         --        (1.33)      (0.29)     (1.17)       --

  In Excess of Net Realized Gains                            --        (0.16)        --         --         --
                                                        ---------    --------    -------    --------  --------
  Total Distributions                                      (3.21)      (4.27)      (2.75)     (3.99)     (1.57)
                                                        ---------    --------    -------    --------  --------
Reverse Share Split                                         3.21        4.27        2.75       3.99       1.57
                                                        ---------    --------    -------    --------  --------
Net Asset Value, End of Period                            $59.92      $55.10      $61.98     $49.16     $42.47
                                                        =========    ========    =======   =========   ========
  Total Return(3)                                           8.75%     (11.10)%     26.08%     15.75%      0.78%

Ratios/Supplemental Data
                                                            2000        1999        1998       1997       1996
---------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets           0.59%      0.59%        0.59%      0.62%      0.67%
Ratio of Net Investment Income to Average Net Assets        5.90%      5.31%        5.39%      6.15%      5.98%
Portfolio Turnover Rate                                       22%        49%          34%        26%        24%
Net Assets, End of Period (in thousands)                 $231,202   $240,606     $283,828   $124,812   $111,117

(1)  Computed using average shares outstanding throughout the period.

(2)  For years ended prior to September 30, 1997, distributions were calculated using average shares outstanding during the year. Distributions indicated
     for those years will be different than the actual per-share distributions to shareholders.

(3)  Total return assumes reinvestment of dividends and capital gains distributions, if any.

22     American Century Investments                             1-800-345-2021

TARGET 2015 FUND
Investor Class

For a Share Outstanding Throughout the Years Ended September 30

Per-Share Data
                                                            2000          1999       1998        1997        1996
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                      $43.04        $49.87     $38.34      $31.96      $32.20
                                                        ---------     --------    -------    --------    ----------
Income From Investment Operation
  Net Investment Income(1)                                  2.58          2.39       2.17        2.00        1.85

  Net Realized and Unrealized Gain (Loss)
  on Investment Transactions                                2.39         (9.22)      9.36        4.38       (2.09)
                                                        ---------     --------    -------    --------    ----------
  Total From Investment Operations                          4.97         (6.83)     11.53        6.38       (0.24)
                                                        ---------     --------    -------    --------    ----------
Distributions(2)
  From Net Investment Income                               (2.46)        (2.10)     (2.11)      (2.05)      (1.28)

  From Net Realized Gains on Investment Transactions         --            --       (1.40)      (0.34)      (1.61)

  In Excess of Net Realized Gains                          (0.03)        (0.08)        --          --         --
                                                        ---------     --------    -------    --------    ----------
  Total Distributions                                      (2.49)        (2.18)     (3.51)      (2.39)      (2.89)
                                                        ---------     --------    -------    --------    ----------
Reverse Share Split                                         2.49          2.18       3.51        2.39        2.89
                                                        ---------     --------    -------    --------    ----------
Net Asset Value, End of Period                            $48.01        $43.04     $49.87      $38.34      $31.96
                                                        =========     ========    =======    ========    ==========
  Total Return(3)                                          11.55%       (13.70)%    30.07%      19.96%      (0.74)%

Ratios/Supplemental Data
                                                            2000          1999       1998        1997        1996
-------------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets           0.59%        0.59%       0.59%       0.61%       0.65%
Ratio of Net Investment Income to Average Net Assets        5.82%        5.25%       4.96%       5.79%       5.63%
Portfolio Turnover Rate                                       26%          55%         31%         21%         17%
Net Assets, End of Period (in thousands)                $134,704     $218,193    $170,081    $114,900    $115,654

(1)  Computed using average shares outstanding throughout the period.

(2)  For years ended prior to September 30, 1997, distributions were calculated using average shares outstanding during the year. Distributions indicated
     for  those years will be different than the actual per-share distributions to shareholders.

(3)  Total return assumes reinvestment of dividends and capital gains distributions, if any.

www.americancentury.com                   American Century Investments        23

TARGET 2020 FUND
Investor Class

For a Share Outstanding Throughout the Years Ended September 30

Per-Share Data
                                                          2000        1999       1998       1997       1996
-------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                    $30.61      $36.95     $27.17     $22.00     $22.47
                                                       --------    --------   --------  ---------  ---------
Income From Investment Operations
  Net Investment Income(1)                                1.77        1.62       1.53       1.51       1.41

  Net Realized and Unrealized Gain (Loss)
  on Investment Transactions                              2.41       (7.96)      8.25       3.66      (1.88)
                                                       --------    --------   --------  ---------  ---------
  Total From Investment Operations                        4.18       (6.34)      9.78       5.17      (0.47)
                                                       --------    --------   --------  ---------  ---------
Distributions(2)
  From Net Investment Income                             (1.85)      (2.06)     (2.35)     (1.45)     (0.40)

  From Net Realized Gains on Investment Transactions     (3.30)      (5.20)     (2.19)        --      (0.04)
                                                       --------    --------   --------  ---------  ---------
  Total Distributions                                    (5.15)      (7.26)     (4.54)     (1.45)     (0.44)
                                                       --------    --------   --------  ---------  ---------
Reverse Share Split                                       5.15        7.26       4.54       1.45       0.44
                                                       --------    --------   --------  ---------  ---------
Net Asset Value, End of Period                          $34.79      $30.61     $36.95     $27.17     $22.00
                                                       ========    ========   ========  =========  =========
  Total Return(3)                                        13.66%     (17.16)%    36.00%     23.50%     (2.09)%

Ratios/Supplemental Data
                                                          2000        1999       1998       1997       1996
-------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets         0.59%     0.59%       0.59%      0.53%      0.61%
Ratio of Net Investment Income to Average Net Assets      5.49%     4.82%       4.83%      6.29%      6.25%
Portfolio Turnover Rate                                     11%       31%         18%        14%        47%
Net Assets, End of Period (in thousands)               $244,203  $316,707    $486,052   $553,551   $926,319

(1)  Computed using average shares outstanding throughout the period.

(2)  For years ended prior to September 30, 1997, distributions were calculated using average shares outstanding during the year.  Distributions indicated
     for those years will be different than the actual per-share distributions to  shareholders.

(3)  Total return assumes reinvestment of dividends and capital gains distributions, if any.

24     American Century Investments                             1-800-345-2021

TARGET 2025 FUND
Investor Class

For a Share Outstanding Throughout the Years Ended September 30 (except as noted)

Per-Share Data
                                                           2000       1999       1998       1997    1996(1)
-------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                     $26.22     $31.67     $22.27     $17.91     $19.85
                                                        --------   --------   --------  ---------  ---------
Income From Investment Operations
  Net Investment Income(2)                                 1.54       1.46       1.33       1.21       0.72

  Net Realized and Unrealized Gain (Loss)
  on Investment Transactions                               1.56      (6.91)      8.07       3.15      (2.66)
                                                        --------   --------   --------  ---------  ---------
  Total From Investment Operations                         3.10      (5.45)      9.40       4.36      (1.94)
                                                        --------   --------   --------  ---------  ---------
Distributions(2)
  From Net Investment Income                              (1.11)     (1.28)     (0.70)     (0.72)       --

  From Net Realized Gains on Investment Transactions        --         --       (0.05)       --         --

  In Excess of Net Realized Gains                           --       (0.31)       --         --         --
                                                        --------   --------   --------  ---------  ---------
  Total Distributions                                     (1.11)     (1.59)     (0.75)     (0.72)       --
                                                        --------   --------   --------  ---------  ---------
Reverse Share Split                                        1.11       1.59       0.75       0.72        --
                                                        --------   --------   --------  ---------  ---------
Net Asset Value, End of Period                           $29.32     $26.22     $31.67     $22.27     $17.91
                                                        ========   ========   ========  =========  =========
  Total Return(3)                                         11.82%    (17.21)%    42.21%     24.34%     (9.77)%

Ratios/Supplemental Data
                                                           2000       1999       1998       1997     1996
-------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets          0.59%      0.59%       0.59%     0.62%    0.67%(4)
Ratio of Net Investment Income to Average Net Assets       5.64%      5.25%       4.94%     6.14%    6.57%(4)
Portfolio Turnover Rate                                      52%        54%         52%       58%         61
Net Assets, End of Period (in thousands)                $514,663   $754,356    $356,122   $73,821    $35,661

(1)  February 15, 1996 (inception) through September 30, 1996.

(2)  Computed using average shares outstanding throughout the period.

(3)  Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4)  Annualized.

www.americancentury.com                    American Century Investments       25

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the funds'
investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the funds' operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this
Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the funds or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the funds (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person               SEC Public Reference Room
                        Washington, D.C.
                        Call 202-942-8090 for
                        location and hours.

On the Internet         * EDGAR database at www.sec.gov
                        * By email request at publicinfo@sec.gov

By mail                 SEC Public Reference Section
                        Washington, D.C. 20549-0102

Investment Company Act File No. 811-4165
--------------------------------------------------------------------------------

                [american century logo and text logo (reg. sm)]
                                    American
                                    Century

                          AMERICAN CENTURY INVESTMENTS
                                P.O. Box 419200
                        Kansas City, Missouri 64141-6200
                         1-800-345-2021 or 816-531-5575

0105
SH-PRS-XXXXX

Your
AMERICAN CENTURY
prospectus

Target 2005 Fund
Target 2010 Fund
Target 2015 Fund
Target 2020 Fund
Target 2025 Fund
Target 2030 Fund
                                                                 April 19, 2001
                                                                  ADVISOR CLASS

   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
                                     TELLS YOU OTHERWISE IS COMMITTING A CRIME.

                                     American Century Investment Services, Inc.

[american century logo and text logo (reg. sm)]
American Century

[left margin]
                  [american century logo and text logo (reg. sm)]
                                American Century
                                  Investments

                                P.O. Box 419385
                                Kansas City, MO
                                   64141-6385

Dear Investor,

Planning and maintaining your investment portfolio is a big job. However, an easy-to-understand Prospectus can make your work a lot less daunting. We hope you'll find this Prospectus easy to understand, and, more importantly, that it gives you confidence in the investment decisions you have made or are soon to make.

As you begin to read this Prospectus, take a look at the table of contents to understand how it is organized. The first four sections take a close-up look at the funds - the funds' investment objectives, strategies and risks.

As you continue to read, the Prospectus will acquaint you with the fund management team and give you an overview about how to invest and manage your account. You'll also find important financial information you'll need to make an informed decision.

Naturally, you may have questions about investing after you read through the
Prospectus. Our Web site, www.americancentury.com, offers information that could answer many of your questions. Or, a Service Representative will be happy to help weekdays, 8 a.m. to 5:30 p.m., Central time. Give us a call at
1-800-345-3533.

Sincerely,

/signature/Mark Killen

Mark Killen
Senior Vice President
American Century Investment Services, Inc.

[left margin]
Throughout this book you'll find definitions of key investment terms and phrases. When you see a word printed in BLUE ITALICS, look for its definition in the left margin.

[graphic of pointing finger]
This symbol highlights special information and helpful tips.

     Target 2005 Fund
     Target 2010 Fund
     Target 2015 Fund
     Target 2020 Fund
     Target 2025 Fund
     Target 2030 Fund

                                                 American Century Investments

AN OVERVIEW OF THE FUNDS

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

These funds seek the highest return consistent with investment in U.S. Treasury securities.

WHAT ARE THE FUNDS' PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The funds invest primarily in zero-coupon U.S. Treasury securities. Each fund invests in different types of these DEBT SECURITIES and has different risks. The following chart shows the differences among the funds' primary investments and principal risks. It is designed to help you compare these funds with each other;
it should not be used to compare these funds with other mutual funds. A more detailed description about the funds' investment strategies and risks begins on page 6.

Fund          Primary Investments                     Principal Risks
--------------------------------------------------------------------------------
Target 2005   Zero-coupon U.S. Treasury securities    Lowest interest rate risk
--------------------------------------------------------------------------------
Target 2010   Zero-coupon U.S. Treasury securities    Medium interest rate risk
--------------------------------------------------------------------------------
Target 2015   Zero-coupon U.S. Treasury securities    High interest rate risk
--------------------------------------------------------------------------------
Target 2020   Zero-coupon U.S. Treasury securities    High interest rate risk
--------------------------------------------------------------------------------
Target 2025   Zero-coupon U.S. Treasury securities    High interest rate risk
--------------------------------------------------------------------------------
Target 2030   Zero-coupon U.S. Treasury securities    Highest interest rate risk

Each fund will be liquidated near the end of its target maturity year.

As with all funds, at any given time your shares may be worth more or less than the price you paid for them. As a result, it is possible to lose money by investing in the funds.

WHO MAY WANT TO INVEST IN THE FUNDS?

The funds may be a good investment if you are

*  investing through an IRA or other tax-advantaged retirement plan
*  seeking long-term financial goals that correspond to the maturity year of a particular fund
*  comfortable with fluctuating share prices, which increase as each funds'
   maturity year approaches
*  comfortable with the funds' other investment risks

WHO MAY NOT WANT TO INVEST IN THE FUNDS?

The funds may not be a good investment if you are

*  seeking current income
*  a short-term investor
*  investing for long-term capital appreciation
*  looking for the added security of FDIC insurance

Fund Performance History

As a new fund, Target 2030's performance history is not available as of the date of this Prospectus. When this class of the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual returns.

[left margin]
DEBT SECURITIES include fixed-income investments such as notes, bonds, commercial paper and U.S. Treasury securities. Very short-term debt securities
(those with maturities shorter than  one year) are called money market instruments.

Shorter Term
Less Volatile
[graphic of vertical arrow]
Longer Term
More Volatile

[graphic of pointing finger]
An investment in the funds is not a  bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

2  American Century Investments                                  1-800-345-3533

FUND PERFORMANCE HISTORY

TARGET 2005 FUND
TARGET 2010 FUND
TARGET 2015 FUND
TARGET 2020 FUND
TARGET 2025 FUND

Annual Total Returns

The following bar chart shows the performance of the funds' Advisor Class shares for each full calendar year in the life of the class. It indicates the volatility of the funds' historical returns from year to year.
Target 2030 is not included because it does not yet have a full calendar year of performance.

[data from bar chart]

         Target 2005   Target 2010   Target 2015   Target 2020   Target 2025
2000        13.04%        22.40%        26.32%        30.44%        32.42%
1999        -6.02%       -12.03%                     -18.52%       -20.89%

The highest and lowest quarterly returns for the period reflected in the bar chart are:

                     Highest                 Lowest
-------------------------------------------------------------
Target 2005      5.20% (4Q 2000)       -3.08% (1Q 1999)
-------------------------------------------------------------
Target 2010      9.54% (4Q 2000)       -5.49% (1Q 1999)
-------------------------------------------------------------
Target 2015      9.90% (1Q 2000)        1.12% (2Q 2000)
-------------------------------------------------------------
Target 2020     14.62% (3Q 2000)       -8.41% (1Q 1999)
-------------------------------------------------------------
Target 2025     18.80% (1Q 2000)       -9.75% (1Q 1999)

[left margin]
[graphic of pointing finger]
The performance information on this page is designed to help you see how the funds' returns can vary. Keep in mind that past performance does not predict how the funds will perform in the future.

www.americancentury.com                         American Century Investments  3

Average Annual Total Returns

The following table shows the average annual total returns of the funds' Advisor
Class shares for the periods indicated. The benchmarks are unmanaged indices
(except as noted) that have no operating costs and are included in the table for performance comparison.
Target 2030 is not included because it does not yet have a full calendar year of performance.

For the calendar year ended December 31, 2000   1 year        Life of Fund(1)
--------------------------------------------------------------------------------
Target 2005                                     13.04%             5.52%
11/15/2005 Maturity STRIPS Issue(2)             14.78%             6.76%
Merrill Lynch Long-Term Treasury Index          20.19%             7.06%
--------------------------------------------------------------------------------
Target 2010                                     22.40%             3.89%
11/15/2010 Maturity STRIPS Issue(2)             24.42%          4.88%(3)
Merrill Lynch Long-Term Treasury Index          20.19%          4.74%(3)
--------------------------------------------------------------------------------
Target 2015                                     26.32%            13.80%
11/15/2015 Maturity STRIPS Issue(2)             29.23%         17.08%(4)
Merrill Lynch Long-Term Treasury Index          20.19%         12.50%(4)
--------------------------------------------------------------------------------
Target 2020                                     30.44%             3.48%
11/15/2020 Maturity STRIPS Issue(2)             34.59%          5.62%(3)
Merrill Lynch Long-Term Treasury Index          20.19%          4.74%(3)
--------------------------------------------------------------------------------
Target 2025                                     32.42%             7.11%
11/15/2025 Maturity STRIPS Issue(2)             34.60%             8.43%
Merrill Lynch Long-Term Treasury Index          20.19%             7.37%

(1) The inception dates are: Target 2005: August 3, 1998; Target 2010: October
    20, 1998; Target 2015: July 23, 1999: Target 2020: October 19, 1998; and
    Target 2025: June 1, 1998.

(2) Each Target fund is designed to perform like a zero-coupon security with the same term to maturity as the fund. The STRIPS issues listed in this table are U.S. Treasury zero-coupon securities with maturity dates similar to the respective fund. The STRIPS issues are not indices, but are important benchmarks of the Target funds' performance.

(3) Since October 31, 1998, the date closest to the fund's inception for which data are available.

(4) Since July 31, 1999, the date closest to the fund's inception for which data are available.

[left margin]
[graphic of pointing finger]
For current performance information, including yields, please call us at
1-800-345-3533 or visit us at www.americancentury.com.

4  American Century Investments                             1-800-345-3533

FEES AND EXPENSES

There are no sales loads, fees or other charges

*  to buy fund shares directly from American Century
*  to reinvest dividends in additional shares
*  to exchange into the Advisor Class shares of other American Century funds
*  to redeem your shares

The following table describes the fees and expenses you may pay if you buy and hold shares of the funds.

ANNUAL OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                     Management    Distribution and          Other         Total Annual Fund
                     Fee (1)       Service (12b-1) Fees(2)   Expenses (3)  Operating Expenses
-----------------------------------------------------------------------------------------------
Target 2005          0.34%         0.50%                     0.00%         0.84%
-----------------------------------------------------------------------------------------------
Target 2010          0.34%         0.50%                     0.00%         0.84%
-----------------------------------------------------------------------------------------------
Target 2015          0.34%         0.50%                     0.00%         0.84%
-----------------------------------------------------------------------------------------------
Target 2020          0.34%         0.50%                     0.00%         0.84%
-----------------------------------------------------------------------------------------------
Target 2025          0.34%         0.50%                     0.00%         0.84%
-----------------------------------------------------------------------------------------------
Target 2030          0.34%         0.50%                     0.00%         0.84%

(1) Based on expenses incurred during the funds' most recent fiscal year. The funds have stepped fee schedules. As a result, the funds' management fee rates generally decrease as fund assets increase.

(2) The 12b-1 fee is designed to permit investors to purchase Advisor Class shares through broker-dealers, banks, insurance companies and other financial intermediaries. A portion of the fee is used to compensate them for ongoing recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor, and a portion is used to compensate them for distribution and other shareholder services.
    For more information, see Service and Distribution Fees, page 17.

(3) Other expenses, which include the fees and expenses of the funds'
    independent trustees, their legal counsel and interest, were less than
    0.005% for the most recent fiscal year.

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Assuming you . . .

*  invest $10,000 in the fund
*  redeem all of your shares at the end of the periods shown below
*  earn a 5% return each year
*  incur the same operating expenses as shown above

 . . . your cost of investing in the fund would be:

                   1 year      3 years       5 years      10 years
---------------------------------------------------------------------
Target 2005        $86         $268          $465         $1,034
---------------------------------------------------------------------
Target 2010        $86         $268          $465         $1,034
---------------------------------------------------------------------
Target 2015        $86         $268          $465         $1,034
---------------------------------------------------------------------
Target 2020        $86         $268          $465         $1,034
---------------------------------------------------------------------
Target 2025        $86         $268          $465         $1,034
---------------------------------------------------------------------
Target 2030        $86         $268          $465         $1,034

[left margin]
[graphic of pointing finger]
When purchasing through a financial intermediary you may be charged a fee.

Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.

www.americancentury.com                     American Century Investments   5

OBJECTIVES, STRATEGIES AND RISKS

TARGET 2005 FUND
TARGET 2010 FUND
TARGET 2015 FUND
TARGET 2020 FUND
TARGET 2025 FUND
Target 2030 Fund

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

These funds seek the highest return consistent with investment in U.S. Treasury securities.

HOW DO THE FUNDS PURSUE THEIR INVESTMENT OBJECTIVES?

The funds invest primarily in zero-coupon U.S. Treasury securities. Each fund is designed to provide an investment experience that is similar to a direct investment in a zero-coupon U.S. Treasury security.

WHAT ARE THE DIFFERENCES BETWEEN THE FUNDS?

Each fund is managed to mature in the year identified in its name; therefore, each fund's WEIGHTED AVERAGE MATURITY is different. Funds with longer weighted average maturities have the most volatile share prices. For example, Target 2030 has the longest weighted average maturity, and its share price will fluctuate the most.

WHAT ARE ZERO-COUPON TREASURY SECURITIES?

U.S. Treasury bonds have the traditional design of debt securities. Interest is paid  periodically until maturity, when the principal is repaid. Zero-coupon
Treasury securities, however, do not earn any periodic interest payments.
Instead, all of the interest and  principal is paid when the securities mature.

Zero-coupon Treasury securities are created by separating a traditional Treasury bond's interest and principal payment obligation. Each payment obligation becomes a separate zero-coupon Treasury security. These securities are created by financial institutions (like  a broker-dealer), the U.S. Treasury and other agencies of the federal government. The important characteristic is that the final maturity value of a zero-coupon Treasury security is supported by U.S.
Treasury securities.

Zero-coupon Treasury securities are beneficial for investors who wish to invest for a fixed period of time at a selected rate. When an investor purchases a traditional bond, it is paid periodic interest at a predetermined rate. This interest payment must be reinvested elsewhere. However, the investor may not be able to reinvest this interest payment in an investment that has a return similar to a traditional bond. This is called reinvestment risk. Because zero-coupon securities do not pay interest periodically, investors in zero-coupon securities are not exposed to reinvestment risk.

HOW IS AN INVESTMENT IN THE FUNDS LIKE AN INVESTMENT IN ZERO-COUPON U.S.
TREASURY SECURITIES?

The investment performance of the funds is designed to be similar to an investment in zero-coupon U.S. Treasury securities. If you invest in a fund, reinvest all distributions and hold your shares until the fund is liquidated, your investment experience should be similar to that of an investment in a zero-coupon U.S. Treasury security with the same term to maturity as the fund.
Each fund is managed to provide an investment return that will not differ substantially from the ANTICIPATED GROWTH RATE (AGR) calculated on the day the shares were purchased. Each fund also is managed to provide maturity value that will not differ substantially from the ANTICIPATED VALUE AT MATURITY (AVM)
calculated on the day the shares were purchased.

[left margin]
WEIGHTED AVERAGE MATURITY is described in more detail under "Basics of
Fixed-Income Investing."

[graphic of pointing finger]
Because all of the interest and principal is paid when the securities mature, zero-coupon securities are bought and sold at prices below their face value.

A fund's ANTICIPATED GROWTH RATE is an estimate of the annualized rate of growth of the fund that an investor may expect from the purchase date to the fund's weighted average maturity date.

The ANTICIPATED VALUE AT MATURITY is an estimate of a fund's net asset value as of the fund's weighted average maturity date. It is based on the maturity values of the zero-coupon Treasury securities held by the fund.

6   American Century Investments                                 1-800-345-3533

The advisor calculates each fund's AGR and AVM every business day. AGR and AVM calculations assume, among other factors, that the fund's operating expenses (as a percentage of the fund's assets) and composition of securities held by each fund remain constant for the life of the fund. While many factors can influence each fund's daily AGR and AVM, they tend to fluctuate within narrow ranges. The following table shows how each fund's AVM for the Investor Class has fluctuated in the last five years. Target 2030 is not included because it was not in operation as of the fiscal year end.

Anticipated Values at Maturity

                 9/30/96      9/30/97      9/30/98      9/30/99      9/30/2000
--------------------------------------------------------------------------------
Target 2005      $100.71      $100.85      $101.53      $101.28      $101.94
--------------------------------------------------------------------------------
Target 2010      $102.53      $103.40      $104.85      $105.56      $105.14
--------------------------------------------------------------------------------
Target 2015      $110.11      $110.52      $112.63      $112.62      $113.36
--------------------------------------------------------------------------------
Target 2020      $103.60      $104.84      $106.96      $107.30      $108.05
--------------------------------------------------------------------------------
Target 2025      $109.24      $110.88      $112.23      $111.81      $113.99

WHAT HAPPENS WHEN A FUND REACHES ITS MATURITY YEAR?

*  The fund managers may begin buying traditional Treasury securities consistent with a fund's investment objective and pending maturity.

*  As a fund's zero-coupon Treasury securities mature, the proceeds from the retirement of these securities will be invested in traditional Treasury securities.

*  Each fund will be liquidated near the end of its target maturity year.

Additional information about the funds' investments is available in their annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period. You may get these reports at no cost by calling us.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS?

Because the funds have different weighted average maturities, each fund will respond differently to changes in interest rates. Funds with longer weighted average maturities  are more sensitive to interest rate changes. When interest rates rise, the funds' share values will decline, but the share values of funds with longer weighted average maturities generally will decline further. This interest rate sensitivity is greater for the funds than for traditional Treasury funds.

As with all funds, at any given time your shares may be worth more or less than the price you paid for them. As a result, it is possible to lose money by investing in the funds.

While we recommend that shareholders hold their investment in a fund until the fund is liquidated, we do not restrict your (or any other shareholders') ability to redeem shares. When a fund's shareholders redeem their shares before the target maturity year, unanticipated capital gains or losses may result. The fund will distribute these capital gains and losses to all shareholders.

The fund managers adhere to investment policies that are designed to provide an investment that is similar to investing in a zero-coupon U.S. Treasury security that matures in the year identified in the fund's name. A precise forecast of a fund's final maturity value and yield to maturity, however, is not possible.

[left margin]
[graphic of pointing finger]
This table is designed to show the narrow ranges in which each fund's AVMs vary over time. There is no  guarantee that the funds' AVMs will  fluctuate as little in the future.

[graphic of pointing finger]
The investment performance of the funds is designed to be similar to an investment in an equivalent zero-coupon U.S. Treasury security. However, an investment in the funds involves different risks.

www.americancentury.com                   American Century Investments

BASICS OF FIXED-INCOME INVESTING

DEBT SECURITIES

When a fund buys a debt security, also called a fixed-income security, it is essentially lending money to the security's issuer. Notes, bonds, commercial paper and U. S. Treasury securities are examples of debt securities. After the debt security is first sold by the issuer, it may be bought and sold by other investors. The price of the debt security may rise or fall based on many factors, including changes in interest rates, liquidity and credit quality.

The fund managers decide which debt securities to buy and sell by

* determining which debt securities help a fund meet its maturity requirement
* identifying debt securities that satisfy a fund's credit quality standards
* evaluating the current economic conditions and assessing the risk of inflation
* evaluating special features of the debt securities that may make them more or less attractive

WEIGHTED AVERAGE MATURITY

Like most loans, debt securities eventually must be repaid or refinanced at some date. This date is called the maturity date. The number of days left to a debt security's maturity date is called the remaining maturity. The longer a debt security's remaining maturity, generally the more sensitive its price is to changes in interest rates.

Because a bond fund will own many debt securities, the fund managers calculate the average of the remaining maturities of all the debt securities the fund owns to evaluate the interest rate sensitivity of the entire portfolio. This average is weighted according to the size of the fund's individual holdings and is called the WEIGHTED AVERAGE MATURITY. The following chart shows how fund managers would calculate the weighted average maturity for a fund that owned only two debt securities.

                     Amount of         Percent of     Remaining     Weighted
                     Security Owned    Portfolio      Maturity      Maturity
------------------------------------------------------------------------------
Debt Security A      $100,000          25%            4 years       1 year
------------------------------------------------------------------------------
Debt Security B      $300,000          75%            12 years      9 years
------------------------------------------------------------------------------
Weighted Average Maturity                                           10 years

TYPES OF RISK

The basic types of risk the funds face are described below.

INTEREST RATE RISK

Generally, interest rates and the prices of debt securities move in opposite directions. When interest rates fall, the prices of most debt securities rise;
when interest rates rise, prices fall. Because the funds invest primarily in debt securities, changes in interest rates will affect the funds' performance.
This sensitivity to interest rate changes is called interest rate risk.

The degree to which interest rate changes affect a fund's performance varies and is related to the weighted average maturity of a particular fund. For example, when interest rates rise, you can expect the share value of a long-term bond fund to fall more than that of a short-term bond fund. When rates fall, the opposite is true.

[left margin]
WEIGHTED AVERAGE MATURITY is a tool the fund managers use to approximate the remaining term to maturity of a fund's investment portfolio.

[graphic of pointing finger]
The longer a fund's weighted average maturity, the more sensitive it is to interest rate changes.

8   American Century Investments                             1-800-345-3533

The following table shows the likely effect of a 1% (100 basis points) increase in interest rates on the price of 7% coupon bonds of differing maturities:

Remaining Maturity      Current Price       Price After 1% Increase      Change in Price
----------------------------------------------------------------------------------------------
1 year                  $100.00             $99.06                        -0.94%
----------------------------------------------------------------------------------------------
3 years                 $100.00             $97.38                        -2.62%
----------------------------------------------------------------------------------------------
10 years                $100.00             $93.20                        -6.80%
----------------------------------------------------------------------------------------------
30 years                $100.00             $88.69                       -11.31%

CREDIT RISK

Credit risk is the risk that an obligation won't be paid and a loss will result.
A high credit rating indicates a high degree of confidence by the rating organization that the issuer will be able to withstand adverse business, financial or economic conditions and make interest and principal payments on time. Generally, a lower credit rating indicates a greater risk of non-payment.
A lower rating also may indicate that the issuer has a more senior series of debt securities, which means that if the issuer has difficulties making its payments, the more senior series of debt is first in line for payment.

The fund managers do not invest solely on the basis of a security's credit rating; they also consider other factors, including potential returns. Higher credit ratings usually mean lower interest rate payments, so investors often purchase securities that aren't the highest rated to increase return. If a fund purchases lower-rated securities, it assumes additional credit risk.

The following chart shows the authorized credit quality ranges for the funds offered by this Prospectus.

-----------------------------------------
                  Quality
-----------------------------------------
        High Quality
----------------------------
                         A-1          A-2         A-3
                         P-1          P-2         P-3
                         MIG-1        MIG-2       MIG-3
                         SP-1         SP-2        SP-3
                 AAA     AA     A     BBB    BB    B    CCC   CC    C    D
--------------------------------------------------------------------------------
Target 2005       X
--------------------------------------------------------------------------------
Target 2010       X
--------------------------------------------------------------------------------
Target 2015       X
--------------------------------------------------------------------------------
Target 2020       X
--------------------------------------------------------------------------------
Target 2025       X
--------------------------------------------------------------------------------
Target 2030       X
--------------------------------------------------------------------------------
        INVESTMENT GRADE                          NON-INVESTMENT GRADE
----------------------------------------  --------------------------------------

Strictly speaking, U.S. Treasury securities are not "rated" AAA.
However, U.S. Treasury securities are backed by the full faith and credit of the United States, and are considered among the safest securities in the world.
The rating on U.S. Treasury securities is, therefore, considered to be equivalent to a AAA rating.

LIQUIDITY RISK

Debt securities can become difficult to sell, or less liquid, for a variety of reasons, such as lack of an active trading market. The chance that a fund will have liquidity issues is called liquidity risk.

[left margin]
[graphic of pointing finger]
Credit quality may be lower when the issuer has any of the following

*  a high debt level
*  a short operating history
*  a senior level of debt
*  a difficult, competitive environment
*  a less stable cash flow

[graphic of pointing finger]
The Statement of Additional Information provides a detailed description of these securities ratings.

www.americancentury.com                       American Century Investments   9

A COMPARISON OF BASIC RISK FACTORS

The following chart depicts the basic risks of investing in the funds. It is designed to help you compare these funds with each other; it shouldn't be used to compare these funds with other mutual funds.

                   Interest Rate Risk         Credit Risk(1)       Liquidity Risk(2)
---------------------------------------------------------------------------------------
Target 2005        Lowest                     Low                  Low
---------------------------------------------------------------------------------------
Target 2010        Medium                     Low                  Low
---------------------------------------------------------------------------------------
Target 2015        High                       Low                  Low
---------------------------------------------------------------------------------------
Target 2020        High                       Low                  Low
---------------------------------------------------------------------------------------
Target 2025        High                       Low                  Low
---------------------------------------------------------------------------------------
Target 2030        Highest                    Low                  Low

(1) Because the funds all invest in zero-coupon Treasury securities, there is no difference in credit risk. U.S. Treasury securities are considered among the safest securities in the world because they are backed by the full faith and credit of the United States.

(2) The Treasury market is considered the most liquid in the world.

The funds engage in a variety of investment techniques as they pursue their investment objectives. Each technique has its own
characteristics and may pose some level of risk to the funds.
If you would like to learn more about these techniques, please review the Statement of Additional Information before making an investment.

10   American Century Investments                             1-800-345-3533

MANAGEMENT

WHO MANAGES THE FUNDS?

The Board of Trustees, investment advisor and fund management team play key roles in the management of the funds.

THE BOARD OF TRUSTEES

The Board of Trustees oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of
Trustees does not manage the funds, it has hired an investment advisor to do so.
More than two-thirds of the trustees are independent of the funds' advisor; that is, they are not employed by and have no financial interest in the advisor.

THE INVESTMENT ADVISOR

The funds' investment advisor is American Century Investment Management, Inc.
The advisor has been managing mutual funds since 1958 and is headquartered at
4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the funds and directing the purchase and sale of their investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the funds to operate.

For the services it provided to the funds during the most recent fiscal year, the advisor received a unified management fee based on a percentage of the average net assets of the Advisor Class shares of the funds. The rate of the management fee for each fund is determined monthly on a class-by-class basis using a two-step formula that takes into account the fund's strategy (money market, bond or equity) and the total amount of mutual fund assets the advisor manages.

The Statement of Additional Information contains detailed information about the calculation of the management fee. Out of that fee, the advisor paid all expenses of managing and operating the funds except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses. A portion of the management fee may be paid by the funds' advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

Management Fees Paid by the Funds to the Advisor as a Percentage of Average Net
Assets for the Most Recent Fiscal Year Ended September 30, 2000
--------------------------------------------------------------------------------
Target 2005                                               0.34%
--------------------------------------------------------------------------------
Target 2010                                               0.34%
--------------------------------------------------------------------------------
Target 2015                                               0.34%
--------------------------------------------------------------------------------
Target 2020                                               0.34%
--------------------------------------------------------------------------------
Target 2025                                               0.34%
--------------------------------------------------------------------------------
Target 2030                                               N/A(1)

(1)The fund was not in operation during the fiscal year ended September 30,
2000. The fund will pay the advisor a unified management fee calculated by adding the appropriate Investment Category and Complex Fees from the following schedules

Investment Category Fee Schedule for Target 2030

Category Assets          Fee Rate
First $1 billion         0.3600%
Next $1 billion          0.3080%
Next $3 billion          0.2780%
Next $5 billion          0.2580%
Next $15 billion         0.2450%
Next $25 billion         0.2430%
Thereafter               0.2425%

The Complex Fee is determined according to the schedule below.
Complex Fee Schedule

Complex Assets           Fee Rate
                         Advisor Class
First $2.5 billion       0.0600%
Next $7.5 billion        0.0500%
Next $15 billion         0.0485%
Next $25 billion         0.0470%
Next $50 billion         0.0460%
Next $100 billion        0.0450%
Next $100 billion        0.0440%
Next $200 billion        0.0430%
Next $250 billion        0.0420%
Next $500 billion        0.0410%
Thereafter               0.0400%

www.americancentury.com                      American Century Investments   11

THE FUND MANAGEMENT TEAM

The advisor uses a team of portfolio managers, assistant portfolio managers and analysts to manage the funds. The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objectives and strategy.

The portfolio managers on the investment team are identified below.

DAVID W. SCHROEDER

Mr. Schroeder, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the Target funds since joining American Century in July 1990. He has a bachelor of arts from Pomona College.

JEREMY FLETCHER

Mr. Fletcher, Portfolio Manager, has been a member of the team that manages the
Target funds since August 1997. He joined American Century in October 1991 as an Investor Relations Representative. He has bachelor's degrees in economics and mathematics from Claremont McKenna College. He is a Chartered Financial
Analyst.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional
Information and the investment objectives of the funds may not be changed without a shareholder vote. The Board of Trustees may change any other policies and investment strategies.

[left margin]
[graphic of pointing finger]
CODE OF ETHICS
American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the funds.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing permitted personal trades.

12   American Century Investments                             1-800-345-3533

INVESTING WITH AMERICAN CENTURY

Beginning June 1, 2001, you may place an order to purchase shares of Target
2030.

ELIGIBILITY FOR ADVISOR CLASS SHARES

The Advisor Class shares are intended for purchase by participants in employer-sponsored retirement or savings plans and for persons purchasing shares through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative and distribution services.

To open an account, the minimum investments are:

Individual or Joint         $2,500
Traditional IRA             $1,000
Roth IRA                    $1,000
Education IRA               $500
UGMA/UTMA                   $2,500
403(b)                      $1,000(1)
Qualified Retirement Plans  $2,500(2)

(1) For each fund you select for your 403(b) plan, American Century will waive the fund minimum if you make a contribution of at least $50 a month.  If your contribution is less than $50 a month, you may make only one fund choice.

(2) The minimum investment requirements may be different for some types of retirement accounts.

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include

*   minimum investment requirements
*   exchange policies
*   fund choices
*   cutoff time for investments

Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the funds' annual reports, semiannual reports and Statement of Additional Information are available from your intermediary or plan sponsor.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

Although fund share transactions may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the funds.

The funds have authorized certain financial intermediaries to accept orders on each fund's behalf. American Century has contracts with these intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the intermediary on a fund's behalf before the time the net asset value is determined in order to receive that day's share price. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. Each fund reserves the right to suspend the offering of shares for a period of time, and each fund reserves the right to reject any specific investment
(including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

[left margin]
[graphic of pointing finger]
Financial intermediaries include banks broker-dealers, insurance companies and investment advisors.

www.americancentury.com                   American Century Investments   13

ABUSIVE TRADING PRACTICES

We do not permit market timing or other abusive trading practices in our funds.

Excessive, short-term (market timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

Redemptions

Your redemption proceeds will be calculated using the net asset value (NAV) next determined after we receive your transaction request in good order. Each time you make an investment with American Century, a seven-day holding period goes into effect before you can redeem those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. However, investments by wire require only a one-day holding period.

In addition, we reserve the right to delay delivery of redemption proceeds--up to seven days--or to honor certain redemptions with securities, rather than cash as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the value of the fund's assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The fund managers would select these securities from the fund's portfolio. A payment in securities can help the fund's remaining shareholders avoid tax liabilities that they might otherwise have incurred had the fund sold securities prematurely to pay the entire redemption amount in cash.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, a shareholder may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining investors.

[left margin]
[graphic of pointing finger]

A fund's net asset value, or NAV, is the price of the fund's shares.

A redemption is the sale of all or a portion of the shares in an account, including as a part of an exchange to another American Century account.

14   American Century Investments                             1-800-345-3533

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century determines the NET ASSET VALUE (NAV) of each fund as of one hour before the close of regular trading on the New York Stock Exchange (usually
4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is closed (including certain U.S. holidays), we do not calculate the NAV. A fund share's NAV is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current market prices of securities owned by a fund are not readily available from an independent pricing service, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in good order.

DISTRIBUTIONS

Federal tax laws require each fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means the funds will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as CAPITAL
GAINS realized by a fund on the sale of its investment securities. Each fund generally pays distributions from net income and capital gains, if any, once a year in December. The funds may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

You will participate in fund distributions, when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For investors investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash. Please consult your services guide for further information about distributions and your options for receiving them.

REVERSE SHARE SPLITS

When a fund pays its distributions, the board also declares a reverse share split for that fund that exactly offsets the per-share amount of the distribution. If you reinvest your dividends, this reverse share split means that you will hold exactly the same number of shares after a dividend as you did before. This reverse share split makes changes in the funds' share prices behave like changes in the values of zero-coupon securities.

FUND LIQUIDATION

During a fund's target maturity year, the Board of Trustees will adopt a plan of liquidation that specifies the last day investors can open a new account, the last day the fund will accept new investments from existing investors, and the liquidation date of the fund. During the fund's target maturity year, you will be asked how you want to receive the proceeds from the liquidation of your shares. You can choose one of the following

*  cash
*  shares of another American Century mutual fund

[left margin]

CAPITAL GAINS are increases in the values of capital assets, such as stock, from the time the assets are purchased.

www.americancentury.com                   American Century Investments   15

TAXES

The tax consequences of owning shares of the funds will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the funds of dividend and interest income they have received or capital gains they have generated through their investment activities. Tax consequences also may result when investors sell fund shares after the net asset value of those shares has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

Taxability of Distributions

Fund distributions may consist of income such as dividends and interest earned by the fund from its investments, or capital gains generated by the fund from the sale of its investments. Distributions of income are taxed as ordinary income. Distributions of capital gains are classified either as short term or long term and are taxed as follows:

Type of Distribution                   Tax Rate for 15% Bracket    Tax Rate for 28% Bracket or Above
----------------------------------------------------------------------------------------------------
Short-term capital gains               Ordinary income rate        Ordinary income rate
----------------------------------------------------------------------------------------------------
Long-term capital gains (1-5 years)    10%                         20%
----------------------------------------------------------------------------------------------------
Long-term capital gains (>5 years)     8%                          20%(1)

(1) The reduced rate for these gains will not begin until 2006, because the security holding period must start after December 31, 2000. Once the security has been held for more than 5 years the rate will be 18%.

The tax status of any distributions of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. For taxable accounts, American Century will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing (Form 1099-DIV).

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

Taxes on Transactions

Your redemptions--including exchanges to other American Century funds--are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to 31%
withholding, we are required to withhold and pay 31% of dividends, capital gains distributions and redemption proceeds to the IRS.

[left margin]
[graphic of pointing finger]
BUYING A DIVIDEND

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that the fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The funds distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

16   American Century Investments                               1-800-345-3533

MULTIPLE CLASS INFORMATION

American Century offers three classes of the funds: Investor Class, Advisor
Class and C Class. The shares offered by this Prospectus are Advisor Class shares and are offered primarily through employer-sponsored retirement plans or through institutions like banks, broker-dealers and insurance companies. Target
2030 is the only fund offering C Class shares.

The other classes have different fees, expenses and/or minimum investment requirements from the Advisor Class. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this prospectus, call us at

1-800-345-2021 for Investor Class shares
1-800-345-3533 for C Class shares

You also can contact a sales representative or financial intermediary who offers those classes of shares.

Except as described below, all classes of shares of the funds have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; and (d) each class may have different exchange privileges.

SERVICE AND DISTRIBUTION FEES

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. The funds' Advisor Class shares have a 12b-1 Plan. Under the Plan, the funds' Advisor Class pays an annual fee of 0.50% of Advisor Class average net assets, half for certain shareholder and administrative services and half for distribution services. The advisor, as paying agent for the funds, pays all or a portion of such fees to the banks, broker-dealers and insurance companies that make such shares available. Because these fees are paid out of the funds'
assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges. For additional information about the Plan and its terms, see Multiple Class
Structure - Master Distribution and Shareholder Services Plan in the Statement
of Additional Information.

www.americancentury.com                     American Century Investments   17

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The tables on the next few pages itemize what contributed to the changes in share price during the most recently ended fiscal year. They also show the changes in share price for this period in comparison to changes over the last five fiscal years or less, if the share class is not five years old.

On a per-share basis, each table includes as appropriate

*  share price at the beginning of the period
*  investment income and capital gains or losses
*  distributions of income and capital gains paid to investors
*  reverse share split
*  share price at the end of the period

Each table also includes some key statistics for the period as appropriate

*  TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions
*  EXPENSE RATIO - the operating expenses as a percentage of average net assets
*  NET INCOME RATIO - the net investment income as a percentage of average net assets
*  PORTFOLIO TURNOVER - the percentage of the fund's buying and selling activity

The Financial Highlights for the fiscal years ended September 30, 2000, 1999 and
1998 have been audited by PricewaterhouseCoopers LLP, independent accountants.
Their Independent Accountants' Report and the financial statements are included in the funds' Annual Report, which is available upon request.

18   American Century Investments                                1-800-345-3533

TARGET 2005 FUND
Advisor Class

For a Share Outstanding Throughout the Years Ended September 30
(except as noted)

Per-Share Data
                                                                      2000         1999       1998(1)
------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                $72.34       $76.69        $70.91
                                                                   -------      -------        ------
Income From Investment Operations
  Net Investment Income(2)                                            3.91         3.60          0.58

  Net Realized and Unrealized Gain (Loss)
  on Investment Transactions                                          0.45       (7.95)          5.20
                                                                   -------      -------        ------
  Total From Investment Operations                                    4.36       (4.35)          5.78
                                                                   -------      -------        ------
Distributions
  From Net Investment Income                                        (3.70)       (3.32)            --

  From Net Realized Gains on
  Investment Transactions                                               --       (1.07)            --

  In Excess of Net Realized Gains                                   (1.56)           --            --
                                                                   -------      -------        ------
  Total Distributions                                               (5.26)       (4.39)            --
                                                                   -------      -------        ------
Reverse Share Split                                                   5.26         4.39            --
                                                                   -------      -------        ------
Net Asset Value, End of Period                                      $76.70       $72.34        $76.69
                                                                   =======     ========       =======
Total Return(3)                                                      6.03%      (5.67)%         8.15%

Ratios/Supplemental Data
                                                                     2000          1999       1998(1)
------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                   0.84%         0.84%      0.84%(4)
Ratio of Net Investment Income to Average Net Assets                5.33%         4.85%      4.87%(4)
Portfolio Turnover Rate                                               17%           81%           35%
Net Assets, End of Period (in thousands)                           $3,765        $2,533          $100

(1) August 3, 1998 (commencement of sale) through September 30, 1998.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4) Annualized.

www.americancentury.com                   American Century Investments   19

TARGET 2010 FUND
Advisor Class

For a Share Outstanding Throughout the Period Indicated

Per-Share Data
                                                               2000           1999(1)
-------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                         $54.96            $60.12
                                                            -------           -------
Income From Investment Operations
  Net Investment Income(2)                                     3.17              2.81

  Net Realized and Unrealized Gain (Loss)
  on Investment Transactions                                   1.54            (7.97)
                                                            -------           -------
  Total From Investment Operations                             4.71            (5.16)
                                                            -------           -------

Distributions
  From Net Investment Income                                 (3.07)            (2.76)

  From Net Realized Gains on
  Investment Transactions                                        --            (1.33)

  In Excess of Net Realized Gains                                --            (0.16)
                                                            -------           -------
  Total Distributions                                        (3.07)            (4.25)
                                                            -------           -------
Reverse Share Split                                            3.07              4.25
                                                            -------           -------
Net Asset Value, End of Period                               $59.67            $54.96
                                                            =======           =======
  Total Return(3)                                             8.57%           (8.58)%

Ratios/Supplemental Data
                                                               2000           1999(1)
-------------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets             0.84%          0.84%(4)
Ratio of Net Investment Income to Average Net Assets          5.65%          5.06%(4)
Portfolio Turnover Rate                                         22%               49%
Net Assets, End of Period (in thousands)                     $1,631            $1,194

(1) October 20, 1998 (commencement of sale) through September 30, 1999.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4) Annualized.

20   American Century Investments                             1-800-345-3533

TARGET 2015 FUND
Advisor Class

For a Share Outstanding Throughout the Period Indicated

Per-Share Data
                                                               2000           1999(1)
-------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                         $43.02            $43.65
                                                            -------           -------
Income From Investment Operations
  Net Investment Income(2)                                     2.49              0.46

  Net Realized and Unrealized Gain (Loss)
  on Investment Transactions                                   2.36            (1.09)
                                                            -------           -------
  Total From Investment Operations                             4.85            (0.63)
                                                            -------           -------

Distributions
  From Net Investment Income                                 (2.42)                --

  From Net Realized Gains on
  Investment Transactions                                        --                --

  In Excess of Net Realized Gains                            (0.03)                --
                                                            -------           -------
  Total Distributions                                        (2.45)                --
                                                            -------           -------
Reverse Share Split                                            2.45                --
                                                            -------           -------
Net Asset Value, End of Period                               $47.87            $43.02
                                                            =======           =======
  Total Return(3)                                            11.27%           (1.44)%

Ratios/Supplemental Data
                                                               2000           1999(1)
-------------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets             0.84%          0.83%(4)
Ratio of Net Investment Income to Average Net Assets          5.57%          5.01%(4)
Portfolio Turnover Rate                                         26%               55%
Net Assets, End of Period (in thousands)                        $22                $7

(1) July 23, 1999 (commencement of sale) through September 30, 1999.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4)  Annualized.

www.americancentury.com                          American Century Investments   21

TARGET 2020 FUND
Advisor Class

For a Share Outstanding Throughout the Period Indicated

Per-Share Data
                                                               2000           1999(1)
-------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                         $30.55            $35.50
                                                            -------           -------
Income From Investment Operations
  Net Investment Income(2)                                     1.69              1.50

  Net Realized and Unrealized Gain (Loss)
  on Investment Transactions                                   2.42            (6.45)
                                                            -------           -------
  Total From Investment Operations                             4.11            (4.95)
                                                            -------           -------

Distributions
  From Net Investment Income                                 (1.79)            (2.05)

  From Net Realized Gains on
  Investment Transactions                                    (3.30)            (5.20)

  Total Distributions                                        (5.09)            (7.25)
                                                            -------           -------
Reverse Share Split                                            5.09              7.25
                                                            -------           -------
Net Asset Value, End of Period                               $34.66            $30.55
                                                            =======           =======
  Total Return(3)                                            13.45%          (13.94)%

Ratios/Supplemental Data
                                                               2000           1999(1)
-------------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets             0.84%          0.84%(4)
Ratio of Net Investment Income to Average Net Assets          5.24%          4.57%(4)
Portfolio Turnover Rate                                         11%               31%
Net Assets, End of Period (in thousands)                       $773              $574

(1) October 19, 1998 (commencement of sale) through September 30, 1999.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4) Annualized.

22   American Century Investments                             1-800-345-3533

TARGET 2025 FUND

Advisor Class

For a Share Outstanding Throughout the Years Ended September 30
(except as noted)

Per-Share Data
                                                                      2000         1999       1998(1)
--------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                $26.13       $31.64        $27.27
                                                                   -------      -------        ------
Income From Investment Operations
  Net Investment Income(2)                                            1.47         1.39          0.41

  Net Realized and Unrealized Gain (Loss)
  on Investment Transactions                                          1.57       (6.90)          3.96
                                                                   -------      -------        ------
  Total From Investment Operations                                    3.04       (5.51)          4.37
                                                                   -------      -------        ------
Distributions
  From Net Investment Income                                        (1.05)       (1.23)            --

  From Net Realized Gains on Investment Transactions                    --           --            --

  In Excess of Net Realized Gains                                       --       (0.31)            --
                                                                   -------      -------        ------
  Total Distributions                                               (1.05)       (1.54)            --
                                                                   -------      -------        ------
Reverse Share Split                                                   1.05         1.54            --
                                                                   -------      -------        ------
Net Asset Value, End of Period                                      $29.17       $26.13        $31.64
                                                                   -------      -------        ------
  Total Return(3)                                                   11.63%     (17.41)%        16.02%

Ratios/Supplemental Data
                                                                      2000         1999       1998(1)
------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                    0.84%        0.84%      0.84%(4)
Ratio of Net Investment Income to Average Net Assets                 5.39%        5.00%      4.37%(4)
Portfolio Turnover Rate                                                52%          54%           52%
Net Assets, End of Period (in thousands)                            $1,058         $997           $89

(1) June 1, 1998 (commencement of sale) through September 30, 1998.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4)  Annualized.

www.americancentury.com                   American Century Investments   23

PERFORMANCE INFORMATION OF OTHER CLASS

The following financial information is provided to show the performance of the funds' original class of shares. This class, the Investor Class, has a total expense ratio that is 0.25% lower than the Advisor Class. If the Advisor Class had existed during the periods presented, its performance would have been lower because of the additional expense.

The tables on the next few pages itemize what contributed to the changes in share price during the most recently ended fiscal year. They also show the changes in share price for this period in comparison to changes over the last five fiscal years, or less, if the share class is not five years old.

On a per-share basis, each table includes as appropriate

*  share price at the beginning of the period
*  investment income and capital gains or losses
*  distributions of income and capital gains paid to investors
*  reverse share split
*  share price at the end of the period

Each table also includes some key statistics for the period as appropriate

*  TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions
*  EXPENSE RATIO - the operating expenses of the fund as a percentage of average net assets
*  NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets
*  PORTFOLIO TURNOVER - the percentage of the fund's buying and selling activity

The Financial Highlights for the fiscal years ended September 30, 2000, 1999 and
1998 have been audited by PricewaterhouseCoopers LLP, independent accountants.
Their Independent Accountants' Report and the financial statements are included in the funds' Annual Report, which is available upon request. Prior years'
information was audited by other independent auditors.

24   American Century Investments                             1-800-345-3533

TARGET 2005 FUND
Investor Class

For a Share Outstanding Throughout the Years Ended September 30

Per-Share Data
                                                          2000       1999      1998        1997       1996
------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                    $72.55     $76.72    $64.54      $57.83     $56.61
                                                      ---------   --------   -------   --------    --------
Income From Investment Operations
  Net Investment Income(1)                                4.09       3.77      3.84        3.74       3.50

  Net Realized and Unrealized Gain (Loss)
     on Investment Transactions                           0.45      (7.94)     8.34        2.97      (2.28)
                                                      ---------   --------   -------   --------    --------
  Total From Investment Operations                        4.54      (4.17)    12.18        6.71       1.22
                                                      ---------   --------   -------   --------    --------

Distributions(2)
  From Net Investment Income                             (3.89)     (3.39)    (3.61)      (3.61)     (2.06)

  From Net Realized Gains on Investment Transactions       --       (1.07)    (0.27)      (0.44)     (0.58)

  In Excess of Net Realized Gains                        (1.56)       --        --          --         --
                                                      ---------   --------   -------   --------    --------
  Total Distributions                                    (5.45)     (4.46)    (3.88)      (4.05)     (2.64)
                                                      ---------   --------   -------   --------    --------
Reverse Share Split                                       5.45       4.46      3.88        4.05       2.64
                                                      ---------   --------   -------   --------    --------
Net Asset Value, End of Period                           $77.09    $72.55    $76.72      $64.54     $57.83
                                                      =========   ========   =======   =========   ========
  Total Return(3)                                         6.26%     (5.44)%   18.87%      11.60%      2.15%

Ratios/Supplemental Data
                                                          2000       1999      1998        1997       1996
------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets         0.59%      0.59%     0.59%       0.57%      0.58%
Ratio of Net Investment Income to Average Net Assets      5.58%      5.10%     5.53%       6.15%      6.05%
Portfolio Turnover Rate                                     17%        81%       35%         15%        31%
Net Assets, End of Period (in thousands)               $274,117   $490,248  $533,986    $281,677   $238,864

(1)  Computed using average shares outstanding throughout the period.

(2)  For years ended prior to September 30, 1997, distributions were calculated using average shares outstanding during the year. Distributions indicated
     for those years will be different than the actual per-share distributions to shareholders.

(3)  Total return assumes reinvestment of dividends and capital gains distributions, if any.

www.americancentury.com                   American Century Investments       25

TARGET 2010 FUND
Investor Class

For a Share Outstanding Throughout the Years Ended September 30

Per-Share Data
                                                            2000        1999        1998       1997       1996
----------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                      $55.10      $61.98      $49.16     $42.47     $42.14
                                                        ---------    --------    -------    --------  --------
Income From Investment Operations
  Net Investment Income(1)                                  3.32        3.07        2.94       2.79       2.58

  Net Realized and Unrealized Gain (Loss)
  on Investment Transactions                                1.50       (9.95)       9.88       3.90      (2.25)
                                                        ---------    --------    -------    --------  --------
  Total From Investment Operations                          4.82       (6.88)       12.82      6.69       0.33
                                                        ---------    --------    -------    --------  --------
Distributions(2)
  From Net Investment Income                               (3.21)      (2.78)      (2.46)     (2.82)     (1.57)

  From Net Realized Gains on Investment Transactions         --        (1.33)      (0.29)     (1.17)       --

  In Excess of Net Realized Gains                            --        (0.16)        --         --         --
                                                        ---------    --------    -------    --------  --------
  Total Distributions                                      (3.21)      (4.27)      (2.75)     (3.99)     (1.57)
                                                        ---------    --------    -------    --------  --------
Reverse Share Split                                         3.21        4.27        2.75       3.99       1.57
                                                        ---------    --------    -------    --------  --------
Net Asset Value, End of Period                            $59.92      $55.10      $61.98     $49.16     $42.47
                                                        =========    ========    =======   =========   ========
  Total Return(3)                                           8.75%     (11.10)%     26.08%     15.75%      0.78%

Ratios/Supplemental Data
                                                            2000        1999        1998       1997       1996
---------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets           0.59%      0.59%        0.59%      0.62%      0.67%
Ratio of Net Investment Income to Average Net Assets        5.90%      5.31%        5.39%      6.15%      5.98%
Portfolio Turnover Rate                                       22%        49%          34%        26%        24%
Net Assets, End of Period (in thousands)                 $231,202   $240,606     $283,828   $124,812   $111,117

(1)  Computed using average shares outstanding throughout the period.

(2)  For years ended prior to September 30, 1997, distributions were calculated using average shares outstanding during the year. Distributions indicated
     for those years will be different than the actual per-share distributions to shareholders.

(3)  Total return assumes reinvestment of dividends and capital gains distributions, if any.

26     American Century Investments                             1-800-345-2021

TARGET 2015 FUND
Investor Class

For a Share Outstanding Throughout the Years Ended September 30

Per-Share Data
                                                          2000          1999       1998        1997        1996
----------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                    $43.04        $49.87     $38.34      $31.96      $32.20
                                                      ---------     --------    -------    --------    ---------
Income From Investment Operation
  Net Investment Income(1)                                2.58          2.39       2.17        2.00        1.85

  Net Realized and Unrealized Gain (Loss)
  on Investment Transactions                              2.39         (9.22)      9.36        4.38       (2.09)
                                                      ---------     --------    -------    --------    ---------
  Total From Investment Operations                        4.97         (6.83)     11.53        6.38       (0.24)
                                                      ---------     --------    -------    --------    ---------
Distributions(2)
  From Net Investment Income                             (2.46)        (2.10)     (2.11)      (2.05)      (1.28)

  From Net Realized Gains on Investment Transactions       --            --       (1.40)      (0.34)      (1.61)

  In Excess of Net Realized Gains                        (0.03)        (0.08)        --          --         --
                                                      ---------     --------    -------    --------    ---------
  Total Distributions                                    (2.49)        (2.18)     (3.51)      (2.39)      (2.89)
                                                      ---------     --------    -------    --------    ---------
Reverse Share Split                                       2.49          2.18       3.51        2.39        2.89
                                                      ---------     --------    -------    --------    ---------
Net Asset Value, End of Period                          $48.01        $43.04     $49.87      $38.34      $31.96
                                                      =========     ========    =======    ========    =========
  Total Return(3)                                        11.55%       (13.70)%    30.07%      19.96%      (0.74)

Ratios/Supplemental Data
                                                          2000          1999       1998        1997        1996
----------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets         0.59%        0.59%       0.59%       0.61%       0.65%
Ratio of Net Investment Income to Average Net Assets      5.82%        5.25%       4.96%       5.79%       5.63%
Portfolio Turnover Rate                                     26%          55%         31%         21%         17%
Net Assets, End of Period (in thousands)               $134,704     $218,193    $170,081    $114,900    $115,654

(1)  Computed using average shares outstanding throughout the period.

(2)  For years ended prior to September 30, 1997, distributions were calculated using average shares outstanding during the year. Distributions indicated
     for  those years will be different than the actual per-share distributions to shareholders.

(3)  Total return assumes reinvestment of dividends and capital gains distributions, if any.

www.americancentury.com                   American Century Investments        27

TARGET 2020 FUND
Investor Class

For a Share Outstanding Throughout the Years Ended September 30

Per-Share Data
                                                          2000        1999       1998       1997       1996
-------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                    $30.61      $36.95     $27.17     $22.00     $22.47
                                                       --------    --------   --------  ---------  ---------
Income From Investment Operations
  Net Investment Income(1)                                1.77        1.62       1.53       1.51       1.41

  Net Realized and Unrealized Gain (Loss)
  on Investment Transactions                              2.41       (7.96)      8.25       3.66      (1.88)
                                                       --------    --------   --------  ---------  ---------
  Total From Investment Operations                        4.18       (6.34)      9.78       5.17      (0.47)
                                                       --------    --------   --------  ---------  ---------
Distributions(2)
  From Net Investment Income                             (1.85)      (2.06)     (2.35)     (1.45)     (0.40)

  From Net Realized Gains on Investment Transactions     (3.30)      (5.20)     (2.19)        --      (0.04)
                                                       --------    --------   --------  ---------  ---------
  Total Distributions                                    (5.15)      (7.26)     (4.54)     (1.45)     (0.44)
                                                       --------    --------   --------  ---------  ---------
Reverse Share Split                                       5.15        7.26       4.54       1.45       0.44
                                                       --------    --------   --------  ---------  ---------
Net Asset Value, End of Period                          $34.79      $30.61     $36.95     $27.17     $22.00
                                                       ========    ========   ========  =========  =========
  Total Return(3)                                        13.66%     (17.16)%    36.00%     23.50%     (2.09)%

Ratios/Supplemental Data
                                                          2000        1999       1998       1997       1996
-------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets         0.59%     0.59%       0.59%      0.53%      0.61%
Ratio of Net Investment Income to Average Net Assets      5.49%     4.82%       4.83%      6.29%      6.25%
Portfolio Turnover Rate                                     11%       31%         18%        14%        47%
Net Assets, End of Period (in thousands)               $244,203  $316,707    $486,052   $553,551   $926,319

(1)  Computed using average shares outstanding throughout the period.

(2)  For years ended prior to September 30, 1997, distributions were calculated using average shares outstanding during the year.  Distributions indicated
     for those years will be different than the actual per-share distributions to  shareholders.

(3)  Total return assumes reinvestment of dividends and capital gains distributions, if any.

28     American Century Investments                             1-800-345-2021

TARGET 2025 FUND
Investor Class

For a Share Outstanding Throughout the Years Ended September 30 (except as noted)

Per-Share Data
                                                           2000       1999       1998       1997     1996(1)
-------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                     $26.22     $31.67     $22.27     $17.91     $19.85
                                                        --------   --------   --------  ---------  ---------
Income From Investment Operations
  Net Investment Income(2)                                 1.54       1.46       1.33       1.21       0.72

  Net Realized and Unrealized Gain (Loss)
  on Investment Transactions                               1.56      (6.91)      8.07       3.15      (2.66)
                                                        --------   --------   --------  ---------  ---------
  Total From Investment Operations                         3.10      (5.45)      9.40       4.36      (1.94)
                                                        --------   --------   --------  ---------  ---------
Distributions(2)
  From Net Investment Income                              (1.11)     (1.28)     (0.70)     (0.72)       --

  From Net Realized Gains on Investment Transactions        --         --       (0.05)       --         --

  In Excess of Net Realized Gains                           --       (0.31)       --         --         --
                                                        --------   --------   --------  ---------  ---------
  Total Distributions                                     (1.11)     (1.59)     (0.75)     (0.72)       --
                                                        --------   --------   --------  ---------  ---------
Reverse Share Split                                        1.11       1.59       0.75       0.72        --
                                                        --------   --------   --------  ---------  ---------
Net Asset Value, End of Period                           $29.32     $26.22     $31.67     $22.27     $17.91
                                                        ========   ========   ========  =========  =========
  Total Return(3)                                         11.82%    (17.21)%    42.21%     24.34%     (9.77)%

Ratios/Supplemental Data
                                                           2000       1999       1998       1997     1996
-------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets          0.59%      0.59%       0.59%     0.62%    0.67%(4)
Ratio of Net Investment Income to Average Net Assets       5.64%      5.25%       4.94%     6.14%    6.57%(4)
Portfolio Turnover Rate                                      52%        54%         52%       58%         61
Net Assets, End of Period (in thousands)                $514,663   $754,356    $356,122   $73,821    $35,661

(1)  February 15, 1996 (inception) through September 30, 1996.

(2)  Computed using average shares outstanding throughout the period.

(3)  Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4)  Annualized.

www.americancentury.com                    American Century Investments       29

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the funds'
investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the funds' operations, investment restrictions, policies and  practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this
Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the funds or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the funds (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person              SEC Public Reference Room
                       Washington, D.C.
                       Call 202-942-8090 for
                       location and hours.

On the Internet        * EDGAR database at www.sec.gov
                       * By email request at publicinfo@sec.gov

By mail                SEC Public Reference Section
                       Washington, D.C. 20549-0102

Investment Company Act File No. 811-4165

                   [american century logo and text logo (reg. sm)]
                                    American
                                    Century

                           American Century Investments
                               P.O. Box 419385
                        Kansas City, Missouri 64141-6385

                         1-800-345-3533 or 816-531-5575

0105
SH-PRS-XXXXX

AMERICAN CENTURY
statement of
additional information

Target 2005 Fund
Target 2010 Fund
Target 2015 Fund
Target 2020 Fund
Target 2025 Fund
Target 2030 Fund

                                                                  APRIL 19, 2001

                                                                American Century
                                                         Target Maturities Trust

  THIS STATEMENT OF ADDITIONAL INFORMATION ADDS TO THE DISCUSSION IN THE FUNDS'
    PROSPECTUS, DATED APRIL 19, 2001, BUT IS NOT A PROSPECTUS. THE STATEMENT OF
   ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FUNDS' CURRENT
   PROSPECTUS. IF YOU WOULD LIKE A COPY OF THE PROSPECTUS, PLEASE CONTACT US AT
    THE ADDRESS OR TELEPHONE NUMBERS LISTED ON THE BACK COVER OR VISIT AMERICAN
                                 CENTURY'S WEB SITE AT WWW.AMERICANCENTURY.COM.

     THIS STATEMENT OF ADDITIONAL INFORMATION INCORPORATES BY REFERENCE CERTAIN
INFORMATION THAT APPEARS IN THE FUNDS' ANNUAL AND SEMIANNUAL REPORTS, WHICH ARE
 DELIVERED TO ALL SHAREHOLDERS. YOU MAY OBTAIN A FREE COPY OF THE FUNDS' ANNUAL
                                OR SEMIANNUAL REPORT BY CALLING 1-800-345-2021.

                                     American Century Investment Services, Inc.

                                                 [american century logo(reg.sm)]
                                                                        American
                                                                         Century

www.americancentury.com                     American Century Investments   1

THE FUNDS' HISTORY

American Century Target Maturities Trust is a registered open-end management investment company that was organized as a Massachusetts business trust on March
25, 1985. The Trust was known as Benham Target Maturities Trust until January
1997. Throughout this Statement of Additional Information we refer to American
Century Target Maturities Trust as the Trust.

Each fund described in this Statement of Additional Information is a separate series of the Trust and operates for many purposes as if it were an independent company. Each fund has its own investment objective, strategy, management team, assets, tax identification and stock registration number.

                                    INVESTOR CLASS                        ADVISOR CLASS
----------------------------------------------------------------------------------------------------
Fund                     Inception Date      Ticker Symbol        Inception Date     Ticker Symbol
----------------------------------------------------------------------------------------------------
Target 2005 Fund         03/25/1985          BTFIX                08/03/1998         N/A
----------------------------------------------------------------------------------------------------
Target 2010 Fund         03/25/1985          BTTNX                10/20/1998         N/A
----------------------------------------------------------------------------------------------------
Target 2015 Fund         09/01/1986          BTFTX                07/23/1999         N/A
----------------------------------------------------------------------------------------------------
Target 2020 Fund         12/29/1989          BTTTX                10/19/1998         N/A
----------------------------------------------------------------------------------------------------
Target 2025 Fund         02/15/1996          BTTRX                06/01/1998         BTMTF
----------------------------------------------------------------------------------------------------
Target 2030 Fund         06/01/2001          N/A                  06/01/2001         N/A
----------------------------------------------------------------------------------------------------

FUND INVESTMENT GUIDELINES

This section explains the extent to which the funds' advisor, American Century
Investment Management, Inc., can use various investment vehicles and strategies in managing a fund's assets. Descriptions of the investment techniques and risks associated with each appear in the section, Investment Strategies and Risks, which begins on this page. In the case of the funds' principal investment strategies, these descriptions elaborate upon discussions contained in the
Prospectus.

Each fund is diversified as defined in the Investment Company Act of 1940 (the
Investment Company Act). Diversified means that, with respect to 75% of its total assets, each fund will not invest more than 5% of its total assets in the securities of a single issuer or own more than 10% of the outstanding voting securities of a single issuer (other than securities issued or guaranteed by the
U.S. government, its agencies or instrumentalities).

To meet federal tax requirements for qualification as a regulated investment company, each fund must limit its investments so that at the close of each quarter of its taxable year

(1) no more than 25% of its total assets are invested in the securities of a single issuer (other than the U.S. government or a regulated investment company), and

(2) with respect to at least 50% of its total assets, no more than 5% of its total assets are invested in the securities of a single issuer.

FUND INVESTMENTS AND RISKS

INVESTMENT STRATEGIES AND RISKS

This section describes investment vehicles and strategies the fund managers can use in managing a fund's assets. It also details the risks associated with each, because each investment vehicle and strategy contributes to a fund's overall risk profile.

Zero-Coupon Securities

Zero-coupon U.S. Treasury securities (or zeros) are the unmatured interest coupons and underlying principal portions of U.S. Treasury bonds. Originally, these securities were

2   American Century Investments                               1-800-345-2021

created by broker-dealers who bought Treasury bonds and deposited these securities  with a custodian bank. The broker-dealers then sold receipts representing ownership interests in the coupons or principal portions of the bonds. Some examples of zero-coupon securities sold through custodial receipt programs are CATS (Certificates of Accrual on Treasury Securities), TIGRs
(Treasury Investment Growth Receipts) and generic TRs (Treasury Receipts).

The U.S. Treasury subsequently introduced a program called Separate Trading of
Registered Interest and Principal of Securities (STRIPS), through which it exchanges eligible securities for their component parts and then allows the component parts to trade in book-entry form. (Book-entry trading eliminates the bank credit risks associated with broker-dealer-sponsored custodial receipt programs.) STRIPS are direct obligations of the U.S. government and have the same credit risks as other U.S. Treasury securities.

The Resolution Funding Corporation (REFCORP) issues bonds whose interest payments are guaranteed by the U.S. Treasury and whose principal amounts are secured by zero-coupon U.S. Treasury securities held in a separate custodial account at the Federal Reserve Bank of New York. The principal amount and maturity date of REFCORP bonds are the same as the par amount and maturity date of the corresponding zeros; upon maturity, REFCORP bonds are repaid from the proceeds of the zeros. REFCORP zeros are the unmatured coupons and principal portions of REFCORP bonds. The U.S. government and its agencies may issue securities in zero-coupon form. These securities are referred to as original issue zero-coupon securities.

Managing to the Target Year

ANTICIPATED VALUE AT MATURITY

The maturity values of zero-coupon bonds are specified at the time the bonds are issued, and this feature, combined with the ability to calculate yield to maturity, has made these instruments popular investment vehicles for investors seeking reliable investments to meet long-term financial goals.

To provide a comparable investment opportunity while allowing investors the flexibility to purchase or redeem shares each day the funds are open for business, each fund consists primarily of zero-coupon bonds but is actively managed to accommodate shareholder activity and to take advantage of perceived market opportunities. Because of this active management approach, the fund managers do not guarantee that a certain price per share will be attained by the time a fund is liquidated. Instead, the fund managers attempt to track the price behavior of a directly held zero-coupon bond by:

(1) Maintaining a weighted average maturity within the fund's target maturity year;

(2) Investing at least 90% of assets in securities that mature within one year of the fund's target maturity year;

(3) Investing a substantial portion of assets in Treasury STRIPS (the most liquid Treasury zero);

(4) Under normal conditions, maintaining a cash balance of less than 1%;

(5) Executing portfolio transactions necessary to accommodate net shareholder purchases or redemptions on a daily basis; and

(6) Whenever feasible, contacting several U.S. government securities dealers for each intended transaction in an effort to obtain the best price on each transaction.

These measures enable the fund managers to calculate an anticipated value at maturity (AVM) for each fund that approximates the price per share the fund will achieve by its weighted average maturity date. The AVM calculation is as follows:

 AVM = NAV(1+AGR)(2T)
           -----
             2

www.americancentury.com                   American Century Investments   3

where NAV = the fund's current price per share, T = the fund's weighted average term to maturity in years, and AGR = the fund's anticipated growth rate.

This calculation assumes that the shareholder will reinvest all dividend and capital gain distributions (if any). It also assumes an expense ratio and a portfolio composition that remain constant for the life of the fund. Because fund expenses and composition do not remain constant, the fund managers calculate AVM for each fund each day the funds are open for business.

In addition to the measures described above, which the advisor believes are adequate to ensure close correspondence between the price behavior of each fund and the price behavior of directly held zero-coupon bonds with comparable maturities, each fund has made an undertaking to the Securities and Exchange
Commission (SEC) that each fund will invest at least 90% of its net assets in zero-coupon bonds until it is within four years of its target maturity year and at least 80% of its net assets in zero-coupon securities while the fund is within two to four years of its target maturity year. This undertaking may be revoked if the market supply of zero-coupon securities diminishes unexpectedly, although it will not be revoked without prior consultation with the SEC. In addition, the advisor has undertaken that any coupon-bearing bond purchased on behalf of a fund will have a duration that falls within the fund's target maturity year.

ANTICIPATED GROWTH RATE

The fund managers also calculate an anticipated growth rate (AGR) for each fund each  day the funds are open for business. AGR calculated on the date of purchase is the annualized rate of growth an investor may expect from that purchase date to the fund's target maturity date. As is the case with calculations of AVM, the AGR calculation assumes that the investor will reinvest all dividends and capital gain distributions (if any) and that the fund's expense ratio and portfolio composition will remain constant. Each fund's AGR changes from day to day primarily because of changes in interest rates and, to a lesser extent, to changes in portfolio composition and other factors that affect the value of the fund's investments.

The advisor expects that shareholders who hold their shares until a fund's weighted average maturity date and who reinvest all dividends and capital gain distributions, if any, will realize an investment return and maturity value that do not differ substantially from the AGR and AVM calculated on the day his or her shares were purchased.

The following table illustrates investor experience with Target 1990 Investor
Class, a series of the Trust that was first offered on March 25, 1985, and that was liquidated on January 25, 1991. This table is not indicative of the future performance of the existing funds.

Calculations in the table may not reconcile precisely due to rounding to two decimal points of share price, AGR and weighted average maturity.

                                                   Weighted Average
Date            Share Price (NAV)      AGR         Maturity (T)            AVM
---------------------------------------------------------------------------------------
April 1985      $56.03                 10.58       5.64                    $100.25
June            $60.62                 9.68        5.42                    $101.17
September       $62.72                 9.44        5.08                    $100.23
December        $67.75                 8.26        4.95                    $101.15
---------------------------------------------------------------------------------------
March 1986      $73.60                 6.86        4.69                    $100.98
June            $74.80                 6.83        4.38                    $100.38
September       $76.82                 6.59        4.16                    $100.63
December        $79.01                 6.27        3.86                    $100.26
---------------------------------------------------------------------------------------
March 1987      $79.88                 6.34        3.59                    $99.93
June            $79.01                 7.21        3.27                    $99.63
September       $77.28                 8.57        3.14                    $100.62
December        $81.02                 7.52        2.76                    $99.33
---------------------------------------------------------------------------------------

4   American Century Investments                             1-800-345-2021

                                                   Weighted Average
Date            Share Price (NAV)      AGR         Maturity (T)            AVM
-------------------------------------------------------------------------------------
March 1988      $83.61                 6.98        2.51                    $99.33
June            $83.97                 6.55        2.62                    $99.42
September       $84.96                 6.97        2.09                    $98.04
December        $85.70                 8.39        1.68                    $98.38
-------------------------------------------------------------------------------------
March 1989      $86.76                 9.18        1.50                    $99.25
June            $90.47                 7.57        1.23                    $99.16
September       $91.91                 7.81        0.98                    $99.08
December        $94.00                 7.38        0.74                    $99.17
-------------------------------------------------------------------------------------
March 1990      $95.62                 7.68        0.52                    $99.44
June            $97.48                 7.44        0.32                    $99.82
September       $99.32                 6.73        0.15                    $100.31
December        $101.13                4.33        0.07                    $101.43
-------------------------------------------------------------------------------------

Note that the Target 1990's share price on December 31, 1990, was not the same as its AVM on that date because the fund had not yet been liquidated and still held short-term Treasury securities with a 25-day maturity. The fund was liquidated on January 25, 1991, at a final share price of $101.46.

As a further demonstration of how the funds have behaved over time, the following tables show each fund's AGR and AVM as of September 30 for each of the past five years. Target 2030 is not included because it was not in operation as of the fiscal year end.

The funds' share prices and growth rates are not guaranteed by the Trust or any of its affiliates. There is no guarantee that the funds' AVMs and AGRs will fluctuate in the same manner in the future as they have in the past.

Anticipated Growth Rate           9/30/96         9/30/97       9/30/98           9/30/99           9/30/2000
--------------------------------------------------------------------------------------------------------------
Target 2005                       6.17%           5.57%         3.98%             5.64%             5.61%
--------------------------------------------------------------------------------------------------------------
Target 2010                       6.44%           5.80%         4.41%             5.95%             5.68%
--------------------------------------------------------------------------------------------------------------
Target 2015                       6.58%           5.93%         4.81%             6.06%             5.77%
--------------------------------------------------------------------------------------------------------------
Target 2020                       6.59%           5.98%         4.90%             6.10%             5.76%
--------------------------------------------------------------------------------------------------------------
Target 2025                       6.43%           5.86%         4.80%             5.73%             5.55%
--------------------------------------------------------------------------------------------------------------

Anticipated Value at Maturity     9/30/96         9/30/97       9/30/98           9/30/99           9/30/2000
--------------------------------------------------------------------------------------------------------------
Target 2005                       $100.71         $100.85       $101.53           $101.28           $101.94
--------------------------------------------------------------------------------------------------------------
Target 2010                       $102.53         $103.40       $104.85           $105.56           $105.14
--------------------------------------------------------------------------------------------------------------
Target 2015                       $110.11         $110.52       $112.63           $112.62           $113.36
--------------------------------------------------------------------------------------------------------------
Target 2020                       $103.60         $104.84       $106.96           $107.30           $108.05
--------------------------------------------------------------------------------------------------------------
Target 2025                       $109.24         $110.88       $112.23           $111.81           $113.99
--------------------------------------------------------------------------------------------------------------

Coupon-Bearing U.S. Treasury Securities

U.S. Treasury bills, notes and bonds are direct obligations of the U.S.
Treasury. Historically, they have involved no risk of loss of principal if held to maturity. Between issuance and maturity, however, the prices of these securities change in response to changes in market interest rates.
Coupon-bearing securities generate current interest payments, and part of a fund's return may come from reinvesting interest earned on these securities.

Cash Management

Each fund may invest up to 5% of its total assets in any money market fund, including those managed by the advisor, provided that the investment is consistent with the fund's investment policies and restrictions.

Loans of Portfolio Securities

Each fund may lend its portfolio securities to earn additional income. If a borrower defaults on a securities loan, the lending fund could experience delays in recovering the

www.americancentury.com                      American Century Investments    5

securities it loaned; if the value of the loaned securities increased over the value of the collateral, the fund could suffer a loss. To minimize the risk of default on securities loans, the advisor, American Century Investment
Management, Inc., adheres to the following guidelines prescribed by the Board of
Trustees governing lending of securities. These guidelines strictly govern

(1) the type and amount of collateral that must be received by the fund;

(2) the circumstances under which additions to that collateral must be made by borrowers;

(3) the return received by the fund on the loaned securities;

(4) the limitations on the percentage of fund assets on loan; and

(5) the credit standards applied in evaluating potential borrowers of portfolio securities.

In addition, the guidelines require that the fund have the option to terminate any loan of a portfolio security at any time and set requirements for recovery of securities from borrowers.

INVESTMENT POLICIES

Unless otherwise indicated, with the exception of the percentage limitations on borrowing, the restrictions described below apply at the time a fund enters into a transaction. Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in a fund's net assets will not be considered in determining whether it has complied with its investment restrictions.

Fundamental Investment Policies

The funds' fundamental investment policies are set forth below. These investment policies may not be changed without approval of a majority of the outstanding votes of shareholders of a fund, as determined in accordance with the Investment
Company Act.

Subject          Policy
--------------------------------------------------------------------------------
Senior           A fund may not issue senior securities, except as permitted
Securities       under the Investment Company Act.
--------------------------------------------------------------------------------
Borrowing        A fund may not borrow money, except for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33-1/3% of the fund's total assets.
--------------------------------------------------------------------------------
Lending          A fund may not lend any security or make any other loan if, as a result, more than 33-1/3% of the fund's total assets would be lent to other parties, except  (i) through the purchase of debt securities in accordance with its investment  objective, policies and limitations or (ii) by engaging in repurchase agreements with respect to portfolio securities.
--------------------------------------------------------------------------------
Real Estate      A fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This policy shall not prevent a fund from investing in securities or other instruments backed by real estate or securities of
                 companies that deal in real estate or are engaged in the real estate business.
--------------------------------------------------------------------------------
Concentration    A fund may not concentrate its investments in securities of issuers in a particular industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities).
--------------------------------------------------------------------------------
Underwriting     A fund may not act as an underwriter of securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities.
--------------------------------------------------------------------------------
Commodities      A fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other
                 instruments, provided that this limitation shall not prohibit the fund from purchasing or selling options and futures
                 contracts or from investing in securities or other instruments backed by physical commodities.
--------------------------------------------------------------------------------
Control          A fund may not invest for purposes of exercising control over management.
--------------------------------------------------------------------------------

6   American Century Investments                             1-800-345-2021

For purposes of the investment policies relating to lending and borrowing, the funds have received an exemptive order from the SEC regarding interfund lending.
Under the terms of the exemptive order, the funds may borrow money from or lend money to other ACIM-advised funds, that permit such transactions. All such transactions will be subject to the limits borrowing and lending set forth above. The funds will borrow money through the program only when the costs are equal to or lower than the cost of short-term bank loans. Interfund loans and borrowings normally extend only overnight, but can have a maximum duration of seven days. The funds will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). The funds may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

For purposes of the investment policy relating to concentration, a fund shall not purchase any securities that would cause 25% or more of the value of the fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that

(a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state, territory or possession of the United
    States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions and repurchase agreements secured by such instruments,

(b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents,

(c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry, and

(d) personal credit and business credit businesses will be considered separate industries.

Nonfundamental Investment Policies

In addition, the funds are subject to the following investment policies that are not fundamental and may be changed by the Board of Trustees.

Subject          Policy
--------------------------------------------------------------------------------
Leveraging       A fund may not purchase additional investment securities at any time during which outstanding borrowings exceed 5% of the total assets of the fund.
--------------------------------------------------------------------------------
Liquidity        A fund may not purchase any security or enter into a repurchase agreement if, as a result, more than 15% of its net assets would be invested in repurchase agreements not entitling the holder to payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or
                 contractual restrictions on resale or the absence of a readily available market.
--------------------------------------------------------------------------------
Short Sales      A fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in
                 futures contracts and options are not deemed to constitute selling securities short.
--------------------------------------------------------------------------------
Margin           A fund may not purchase securities on margin, except to obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
--------------------------------------------------------------------------------

The Investment Company Act imposes certain additional restrictions upon the fund's ability to acquire securities issued by insurance companies, broker-dealers, underwriters or investment advisors, and upon transactions with affiliated persons as therein defined. It also defines and forbids the creation of cross and circular ownership. Neither the SEC nor any other agency of the federal or state government participates in or supervises the management of the funds or their investment practices or policies.

www.americancentury.com                   American Century Investments   7

TEMPORARY DEFENSIVE MEASURES

For temporary defensive purposes, a fund may invest in securities that may not fit its investment objectives or its stated market. During a temporary defensive period, a fund may direct its assets to the following investment vehicles: (1)
interest-bearing bank accounts or certificates of deposit; (2) U.S. government securities and repurchase agreements collateralized by U.S. government securities; and (3) money market funds.

PORTFOLIO TURNOVER

Under normal conditions, the funds' annual portfolio turnover rates are not expected  to exceed 100%. Because a higher turnover rate increases transaction costs and may increase taxable capital gains, the funds' managers carefully weigh the potential benefits of short-term investing against these considerations.

The funds' portfolio turnover rates are listed in the Financial Highlights tables in the Prospectus.

MANAGEMENT

THE BOARD OF TRUSTEES

The Board of Trustees oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of
Trustees  does not manage the funds, it has hired the advisor to do so.
Two-thirds of the trustees are independent of the funds' advisor; that is, they are not employed by and have no financial interest in the advisor.

The individuals listed in the table below whose names are marked by an asterisk
(*) are interested persons of the funds (as defined in the Investment Company
Act) by virtue  of, among other considerations, their affiliation with the funds; the advisor, American Century Investment Management, Inc. (ACIM); the
funds' agent for transfer and administrative services, American Century Services
Corporation (ACSC); the parent corporation, American Century Companies, Inc.
(ACC) or ACC's subsidiaries (including ACIM and ACSC); the funds' distribution agent, American Century Investment Services, Inc. (ACIS); or other funds advised by the advisor. Each trustee (except James E. Stowers III) listed below serves as a trustee or director of eight registered investment companies in the
American Century family of funds, which also are advised by the advisor. James
E. Stowers III serves as trustee or director of 13 other registered investment companies in the American Century family of funds.

                          Position(s)
Name (Age)                Held          Principal Occupation(s)
Address                   With Funds    During Past Five Years
------------------------------------------------------------------------------------------
Albert A. Eisenstat (70)  Trustee       Independent Director, Commercial Metals Co.
1665 Charleston Road                    (1982 to 2000)
Mountain View, CA 94043                 Independent Director, Sungard Data Systems
                                        (1991 to present)
                                        General Partner, Discovery Ventures
                                        (venture capital firm, 1996 to 1998)
                                        Independent Director, Business Objects S/A
                                        (software & programming, 1994 to present)
------------------------------------------------------------------------------------------
Ronald J. Gilson (54)     Trustee       Charles J. Meyers Professor of Law and Business,
1665 Charleston Road                    Stanford Law School (1979 to present)
Mountain View, CA 94043                 Mark and Eva Stern Professor of Law and Business,
                                        Columbia University School of Law
                                        (1992 to present)
                                        Counsel, Marron, Reid & Sheehy
                                        (a San Francisco law firm, 1984 to present)
------------------------------------------------------------------------------------------

8   American Century Investments                                 1-800-345-2021

                           Position(s)
Name (Age)                 Held          Principal Occupation(s)
Address                    With Funds    During Past Five Years
------------------------------------------------------------------------------------------
William M. Lyons* (45)     Trustee       Chief Executive Officer, ACC
4500 Main Street                         (September 2000-present)
Kansas City, MO 64111                    President, ACC (June 1997 to present)
                                         Director, ACC (February 1998 to present)
                                         Chief Operating Officer and
                                         Assistant Secretary, ACC (June 1996 to present)
                                         Executive Vice President, Chief Operating Officer,
                                         ACIM, ACSC and 11 other ACC subsidiaries
                                         Director, ACIM, ACSC and 15 other
                                         ACC subsidiaries
                                         Secretary , ACIM, ACSC and six other
                                         ACC subsidiaries
------------------------------------------------------------------------------------------
Myron S. Scholes (59)      Trustee       Partner, Oak Hill Capital Management,
1665 Charleston Road                     (1999 to present)
Mountain View, CA 94043                  Principal, Long-Term Capital Management,
                                         (investment advisor 1993 to January 1999)
                                         Frank E. Buck Professor of Finance,
                                         Stanford Graduate School of Business
                                         (1981 to present)
                                         Director, Dimensional Fund Advisors,
                                         (investment advisor 1982 to present)
                                         Director, Smith Breeden Family of Funds
                                         (1992 to present)
------------------------------------------------------------------------------------------
Kenneth E. Scott (72)      Trustee       Ralph M. Parsons Professor of Law and
1665 Charleston Road                     Business, Stanford Law School
Mountain View, CA 94043                  (1972 to present)
                                         Director, RCM Capital Funds, Inc.
                                         (1994 to present)
------------------------------------------------------------------------------------------
James E. Stowers III* (41) Trustee,      Co-Chairman, ACC (September 2000 to present)
4500 Main Street           Chairman of   Chief Executive Officer, ACC
Kansas City, MO 64111      the Board     (June 1996 to September 2000)
                                         Chief Executive Officer, ACIM, ACSC
                                         and seven other ACC subsidiaries
                                         Director, ACC, ACIM, ACSC and 12 other
                                         ACC subsidiaries
                                         President, ACC (January 1995 to June 1997)
                                         President, ACIM and ACSC
                                         (April 1993 to August 1997)
------------------------------------------------------------------------------------------
Jeanne D. Wohlers (55)     Trustee       Director, Indus International
1665 Charleston Road                     (software solutions, January 1999 to present)
Mountain View, CA 94043                  Director and Partner, Windy Hill Productions, LP
                                         (educational software, 1994 to 1998)
                                         Director, Quintus Corporation
                                         (automation solutions, 1995 to present)
------------------------------------------------------------------------------------------

Committees

The Board has four committees to oversee specific functions of the funds'
operations. Information about these committees appears in the table below. The trustee first named serves as chairman of the committee:

Committee   Members               Function of Committee
------------------------------------------------------------------------------------------------------
Audit       Kenenth E. Scott      The Audit Committee selects and oversees the activities of the
            Albert A. Eisenstat   Trust's independent auditor. The committee receives reports
            Jeanne D. Wohlers     from the advisor's Internal Audit Department, which is
                                  accountable solely to the committee. The committee also
                                  receives reporting about compliance matters affecting  the Trust.
------------------------------------------------------------------------------------------------------

www.americancentury.com                   American Century Investments   9

Committee   Members               Function of Committee
------------------------------------------------------------------------------------------------------
Nominating  Kenneth E. Scott      The Nominating Committee primarily considers and
            Myron S. Scholes      recommends individuals for nomination as trustees. The
            Albert A. Eisenstat   names of potential trustee candidates are draw from a
            Ronald J. Gilson      number of sources, including recommendations from
            Jeanne D. Wohlers     members of the Board, management and shareholders.
                                  This committee also reviews and makes recommendations
                                  to the Board with respect to the composition of Board
                                  committees and other Board-related matters, including
                                  its organization, size, composition, responsibilities,
                                  functions and compensation.
------------------------------------------------------------------------------------------------------
Portfolio   Myron S. Scholes      The Portfolio Committee reviews quarterly the investment
            Ronald J. Gilson      activities and strategies used to manage fund assets. The
                                  committee regularly receives reports from portfolio managers, credit analysts and other investment personnel concerning
                                  the funds' investments.
------------------------------------------------------------------------------------------------------
Quality of  Ronald J. Gilson      The Quality of Service Committee reviews the level and
Service     William M. Lyons      quality of transfer agent and administrative services
            Myron S. Scholes      provided to the funds and their shareholders. It receives
                                  and reviews reports comparing those services to fund
                                  competitors' services and seeks to improve such services where feasible and appropriate.
------------------------------------------------------------------------------------------------------

Compensation of Trustees

The trustees also serve as trustees for seven American Century investment companies other than American Century Target Maturities Trust. Each trustee who is not an interested person as defined in the Investment Company Act receives compensation for service as a member of the Board of all eight such companies based on a schedule that takes into account the number of meetings attended and the assets of the funds for  which the meetings are held. These fees and expenses are divided among the eight  investment companies based, in part, upon their relative net assets. Under the terms  of the management agreement with the advisor, the funds are responsible for paying  such fees and expenses.

The following table shows the aggregate compensation paid by the funds for the periods indicated and by the eight investment companies served by this Board to each trustee who is not an interested person as defined in the Investment
Company Act.

AGGREGATE TRUSTEE COMPENSATION FOR FISCAL YEAR ENDED SEPTEMBER 30, 2000.
--------------------------------------------------------------------------------
                        Total Compensation    Total Compensation from the
Name of Trustee         from the Funds(1)     American Century Family of Funds(2)
--------------------------------------------------------------------------------
Albert A. Eisenstat     $8,446                $78,500
Ronald J. Gilson        $8,952                $86,000
Myron S. Scholes        $8,146                $73,750
Kenneth E. Scott        $8,610                $80,750
Isaac Stein             $8,411                $52,750(3)
Jeanne D. Wohlers       $8,280                $75,750
--------------------------------------------------------------------------------

(1) Includes compensation paid to the trustees during the fiscal year ended
    September 30, 2000, and also includes amounts deferred at the election of the trustees under the Amended and Restated American Century Mutual Funds
    Deferred Compensation Plan for Non-Interested Directors. The total amount of deferred compensation included in the preceding table is as follows: Mr.
    Eisenstat, $8,446; Mr. Gilson, $8,952; Mr. Scholes, $8,146  and Mr. Scott,
    $4,305.

(2) Includes compensation paid by the eight investment company members of the
    American Century family of funds served by this Board. Also includes compensation paid for Target 2000 fund liquidated in December 2000.

(3) Mr. Stein retired from the Board on September 15, 2000.

10    American Century Investments                               1-800-345-2021

The funds have adopted the Amended and Restated American Century Deferred
Compensation Plan for Non-Interested Directors. Under the plan, the independent trustees may defer receipt of all or any part of the fees to be paid to them for serving as trustees of the funds.

All deferred fees are credited to an account established in the name of the trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the American
Century funds that are selected by the trustee. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts is credited to the account. Trustees are allowed to change their designation of mutual funds from time to time.

No deferred fees are payable until such time as a trustee resigns, retires or otherwise ceases to be a member of the Board of Trustees. Trustees may receive deferred fee account balances either in a lump sum payment or in substantially equal installment payments to be made over a period not to exceed 10 years. Upon the death of a trustee, all remaining deferred fee account balances are paid to the trustee's beneficiary or, if none, to the trustee's estate.

The plan is an unfunded plan and, accordingly, the funds have no obligation to segregate assets to secure or fund the deferred fees. To date, the fund has voluntarily funded its obligations. The rights of trustees to receive their deferred fee account balances are the same as the rights of a general unsecured creditor of the funds. The plan may be terminated at any time by the administrative committee of the plan. If terminated, all deferred fee account balances will be paid in a lump sum.

No deferred fees were paid to any trustee under the plan during the fiscal year ended September 30, 2000.

OFFICERS

Background information about the officers of the funds is provided in the table below. All persons named as officers of the funds also serve in similar capacities for the 13 other investment companies advised by ACIM. Not all officers of the funds are listed; only those officers with policy-making functions for the funds are listed. No officer is compensated for his or her service as an officer of the funds. The individuals listed in the following table are interested persons of the funds (as defined in the Investment Company
Act) by virtue of, among other considerations, their affiliation with the funds,
ACC or ACC's subsidiaries (including ACIM, ACSC and ACIS).

Name (Age)               Positions Held   Principal Occupation(s)
Address                  with the Funds   During Past Five Years
------------------------------------------------------------------------------------
William M. Lyons (45)    President        Chief Executive Officer, ACC and six other
4500 Main St.                             ACC subsidiaries (September 2000 to present)
Kansas City, MO 64111                     President, ACC (June 1997 to present)
                                          Chief Operating Officer, ACC
                                          (June 1996 to September 2000)
                                          General Counsel, ACC, ACIM, ACIS,
                                          ACSC and other ACC subsidiaries
                                          (June 1989 to June 1998)
                                          Executive Vice President, ACC,
                                          (January 1995 to June 1997)
                                          Also serves as:  Executive Vice President
                                          and Chief Operating Officer, ACIM, ACIS,
                                          ACSC and other ACC subsidiaries, and
                                          Executive Vice President of other ACC
                                          subsidiaries
------------------------------------------------------------------------------------

www.americancentury.com                   American Century Investments   11

Name (Age)                 Positions Held    Principal Occupation(s)
Address                    with the Funds    During Past Five Years
---------------------------------------------------------------------------------------
Robert T. Jackson (55)     Executive Vice    Chief Administrative Officer, ACC (August
4500 Main St.              President and     1997 to present) Chief Financial Officer,
Kansas City, MO 64111      Chief Financial   ACC (May 1995 to present)
                           Officer           President, ACSC (January 1999 to present)
                                             Executive Vice President, ACC (May 1995 to
                                             present)
                                             Also serves as: Executive Vice President
                                             and Chief Financial Officer
                                             ACIM, ACIS and other ACC subsidiaries, and
                                             Treasurer of ACC and other ACC subsidiaries
---------------------------------------------------------------------------------------
Maryanne Roepke, CPA (45)  Senior Vice       Senior Vice President and Assistant
4500 Main St.              President,        Treasurer, ACSC
Kansas City, MO 64111      Treasurer and Chief
                           Accounting Officer
---------------------------------------------------------------------------------------
David C. Tucker (42)       Senior Vice       Senior Vice President, ACIM, ACIS,
4500 Main St.              President and     ACSC and other ACC subsidiaries
Kansas City, MO 64111      General Counsel   (June 1998 to present)
                                             General Counsel, ACC, ACIM, ACIS,
                                             ACSC and other ACC subsidiaries
                                             (June 1998 to present)
                                             Consultant to mutual fund industry
                                             (May 1997 to April 1998)
                                             Vice President and General Counsel,
                                             Janus Companies (1990 to 1997)
---------------------------------------------------------------------------------------
Charles A. Etherington (43)Vice President    Vice President, ACSC (October 1996 to present)
4500 Main St.                                Associate General Counsel, ACSC (December 1998
Kansas City, MO 64111                        to present)
                                             Counsel to ACSC (February 1994 to December 1998)
---------------------------------------------------------------------------------------
Charles C. S. Park (33)    Vice President    Vice President, ACSC (February 2000 to present)
1665 Charleston Road                         Assistant General Counsel, ACSC (January 1998
Mountain View, CA 94043                      to present)
                                             Counsel to ACSC (October 1995 to January 1998)
---------------------------------------------------------------------------------------
David H. Reinmiller (37)   Vice President    Vice President, ACSC (February 2000 to present)
4500 Main St.                                Assistant General Counsel, ACSC (August 1996
Kansas City, MO 64111                        to present)
                                             Counsel to ACSC (January 1994 to August 1996)
---------------------------------------------------------------------------------------
Paul Carrigan Jr. (51)     Secretary         Secretary, ACC (February 1998 to present)
4500 Main St.                                Director of Legal Operations, ACSC
Kansas City, MO 64111                        (February 1996 to present)
---------------------------------------------------------------------------------------
Robert Leach (34)          Controller        Vice President, ACSC (February 2000 to present)
4500 Main St.                                Controller-Fund Accounting, ACSC
Kansas City, MO 64111
---------------------------------------------------------------------------------------
C. Jean Wade (37)          Controller        Vice President, ACSC (February 2000 to present)
4500 Main St.                                Controller-Fund Accounting, ACSC
Kansas City, MO 64111
---------------------------------------------------------------------------------------
Jon Zindel (33)            Tax Officer       Vice President, Corporate Tax, ACSC
4500 Main St.                                (April 1998 to present)
Kansas City, MO 64111                        Vice President, ACIM, ACIS and other
                                             ACC subsidiaries (April 1999 to present)
                                             President, American Century Employee Benefit
                                             Services, Inc. (January 2000 to December 2000)
                                             Treasurer, American Century Employee Benefit
                                             Services, Inc. (December 2000 to present)
                                             Treasurer, American Century Ventures, Inc.
                                             (December 1999 to present)
---------------------------------------------------------------------------------------

12   American Century Investments                             1-800-345-2021

CODE OF ETHICS

The funds, their investment advisor and principal underwriter have adopted a code of ethics under Rule 17j-1 of the Investment Company Act and the code of ethics permits personnel subject to the code to invest in securities, including securities that may be purchased or held by the funds, provided that they first obtain approval from the compliance department before making such investments.

THE FUNDS' PRINCIPAL SHAREHOLDERS

As of April 2, 2001, the following companies were the record owners of more than 5% of the outstanding shares of any class of a fund.

                      Investor Class
Fund                  Shareholder and Percentage of Shares Outstanding
--------------------------------------------------------------------------------
Target 2005           National Financial Services Corp.
                      New York, NY - XX%
                      Charles Schwab & Co.
                      San Francisco, CA - XX%
--------------------------------------------------------------------------------
Target 2010           Charles Schwab & Co.
                      San Francisco, CA - XX%
                      National Financial Services Corp.
                      New York, NY - XX%
--------------------------------------------------------------------------------
Target 2015           MLPF&S
                      Jacksonville, FL - XX%
                      Charles Schwab &  Co.
                      San Francisco, CA - XX%
                      National Financial Services Corp.
                      New York, NY - XX%
--------------------------------------------------------------------------------
Target 2020           Charles Schwab & Co.
                      San Francisco, CA - XX%
                      National Financial Services Corp.
                      New York, NY - XX%
--------------------------------------------------------------------------------
Target 2025           Charles Schwab & Co.
                      San Francisco, CA - XX%
                      National Financial Services Corp.
                      New York, NY - XX%
                      National Investors Services Corp.
                      New York, NY - XX%
--------------------------------------------------------------------------------

                      Advisor Class
Fund                  Shareholder and Percentage of Shares Outstanding
--------------------------------------------------------------------------------
Target 2005           Charles Schwab & Co.
                      San Francisco, CA - XX%
--------------------------------------------------------------------------------
Target 2010           Donaldson Lufkin Jenrette Securities Corporation Inc.
                      Jersey City, NJ - XX%
                      Charles Schwab & Co.
                      San Francisco, CA - XX%
--------------------------------------------------------------------------------
Target 2015           AG Edwards & Sons Inc. C/F Robert C. Kiehl
                      St. Louis, MO XX%
                      National Financial Services Corp.
                      New York, NY - XX%
                      AG Edwards & Sons Inc. C/F Ann Council
                      St. Louis, MO - XX%
--------------------------------------------------------------------------------
Target 2020           Charles Schwab & Co.
                      San Francisco, CA - XX%
--------------------------------------------------------------------------------
Target 2025           Charles Schwab & Co.
                      San Francisco, CA - XX%
--------------------------------------------------------------------------------

www.americancentury.com                   American Century Investments   13

The funds are unaware of any other shareholders, beneficial or of record, who own more than 5% of any class of a fund's outstanding shares. As of April 2,
2001, the officers and trustees of the funds, as a group, owned less than 1% of any class of a fund's outstanding shares.

SERVICE PROVIDERS

The funds have no employees. To conduct the funds' day-to-day activities, the funds have hired a number of service providers. Each service provider has a specific function to fill on behalf of the Trust and is described below.

ACIM and ACSC are both wholly owned by ACC. James E. Stowers Jr., Chairman of
ACC, controls ACC by virtue of his ownership of a majority of its common stock.

INVESTMENT ADVISOR

American Century Investment Management, Inc. (ACIM) serves as the investment advisor for each of the funds. A description of the responsibilities of the advisor appears in the Prospectus under the heading, Management.

For the services provided to the funds, the advisor receives a monthly fee based on a percentage of the average net assets of a fund. The annual rate at which this fee is assessed is determined monthly in a two-step process. First, a fee rate schedule is applied to the assets of all the funds of its investment category managed by the advisor (the Investment Category Fee). The three investment categories are money market funds, bond funds and equity funds. When calculating the fee for a money market fund, for example, all of the assets of the money market funds managed by the advisor are aggregated and the fee rate is applied to the total. Second, a separate fee rate schedule is applied to the assets of all the funds managed by the advisor (the Complex Fee). The amounts calculated using the Investment Category Fee and the Complex Fee are then added to determine the unified management fee payable by a fund to the advisor. The schedules by which the unified management fee is determined are shown in the following tables. The Investment Category Fees are determined according to the schedule below.

INVESTMENT CATEGORY FEE SCHEDULE
FOR TARGET 2005, TARGET 2010, TARGET 2015, TARGET 2020, TARGET 2025,
AND TARGET 2030
--------------------------------------------------------------------------------
Category Assets                 Fee Rate
--------------------------------------------------------------------------------
First $1 billion                0.3600%
Next $1 billion                 0.3080%
Next $3 billion                 0.2780%
Next $5 billion                 0.2580%
Next $15 billion                0.2450%
Next $25 billion                0.2430%
Thereafter                      0.2425%
--------------------------------------------------------------------------------

14   American Century Investments                             1-800-345-2021

The Complex Fee is determined according to the schedule below.

COMPLEX FEE SCHEDULE
--------------------------------------------------------------------------------
Complex Assets                  Fee Rate                       Fee Rate
                                Investor Class                 Advisor Class
--------------------------------------------------------------------------------
First $2.5 billion              0.3100%                        0.0600%
Next $7.5 billion               0.3000%                        0.0500%
Next $15 billion                0.2985%                        0.0485%
Next $25 billion                0.2970%                        0.0470%
Next $50 billion                0.2960%                        0.0460%
Next $100 billion               0.2950%                        0.0450%
Next $100 billion               0.2940%                        0.0440%
Next $200 billion               0.2930%                        0.0430%
Next $250 billion               0.2920%                        0.0420%
Next $500 billion               0.2910%                        0.0410%
Thereafter                      0.2900%                        0.0400%
--------------------------------------------------------------------------------

On the first business day of each month, the funds pay a management fee to the advisor for the previous month at the specified rate. The fee for the previous month is calculated by multiplying the applicable fee for the fund by the aggregate average daily closing value of a fund's net assets during the previous month.  This number is then multiplied by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365
(366 in leap years).

The management agreement between the Trust and the advisor shall continue in effect until the earlier of the expiration of two years from the date of its execution or until the first meeting of shareholders following such execution and for as long thereafter as its continuance is specifically approved at least annually by (1) the funds' Board of Trustees, or a majority of outstanding shareholder votes (as defined in the Investment Company Act) and (2) the vote of a majority of the trustees of the funds who are not parties to the agreement or interested persons of the advisor, cast in person at a meeting called for the purpose of voting on such approval.

The management agreement states that the funds' Board of Trustees or a majority of outstanding shareholder votes may terminate the management agreement at any time without payment of any penalty on 60 days' written notice to the advisor.
The management agreement shall be automatically terminated if it is assigned.

The management agreement provides that the advisor shall not be liable to the funds or their shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.
The management agreement also provides that the advisor and its officers, trustees and employees may engage in other business, devote time and attention to any other business whether of a similar or dissimilar nature, and render services to others.

Certain investments may be appropriate for the funds and also for other clients advised by the advisor. Investment decisions for the funds and other clients are made with a view to achieving their respective investment objectives after consideration of such factors as their current holdings, availability of cash for investment and the size of their investment generally. A particular security may be bought or sold for only one client or fund, or in different amounts and at different times for more than one but less than all clients or funds. In addition, purchases or sales of the same security may be made for two or more clients or funds on the same date. Such transactions will be allocated among clients in a manner believed by the advisor to be equitable to each. In some cases this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a fund.

The advisor may aggregate purchase and sale orders of the funds with purchase and sale orders of its other clients when the advisor believes that such aggregation provides the

www.americancentury.com                     American Century Investments   15

best execution for the funds. The Board of Trustees has approved the policy of the advisor with respect to the aggregation of portfolio transactions. Where portfolio transactions have been aggregated, the funds participate at the average share price for all transactions in that security on a given day and allocate transaction costs on a pro rata basis. The advisor will not aggregate portfolio transactions of the funds unless it believes such aggregation is consistent with its duty to seek best execution on behalf of the funds and the terms of the management agreement. The advisor receives no additional compensation or remuneration as a result of such aggregation.

Unified management fees incurred by each fund by class for the fiscal periods ended September 30, 2000, 1999, and 1998, are indicated in the following table.
As a new fund, Target 2030 did not pay any management fees during the periods listed below.

UNIFIED MANAGEMENT FEES
---------------------------------------------------------------------------
Fund                  2000              1999               1998
---------------------------------------------------------------------------
Target 2005
  Investor            $2,063,845        $3,086,606         $2,246,808
  Advisor             $9,756            $3,088             $50
---------------------------------------------------------------------------
Target 2010
  Investor            $1,296,216        $1,433,295         $1,092,458
  Advisor             $4,493            $1,854             N/A
---------------------------------------------------------------------------
Target 2015
  Investor            $941,948          $1,225,466         $845,121
  Advisor             $57               $5                 N/A
---------------------------------------------------------------------------
Target 2020
  Investor            $1,569,606        $2,195,363         $3,309,715
  Advisor             $2,158            $731               N/A
---------------------------------------------------------------------------
Target 2025
  Investor            $4,035,288        $2,074,030         $1,240,026
  Advisor             $3,056            $1,572             $121
---------------------------------------------------------------------------

TRANSFER AGENT AND ADMINISTRATOR

American Century Services Corporation, 4500 Main Street, Kansas City, Missouri
64111, serves as transfer agent and dividend-paying agent for the funds. It provides physical facilities, computer hardware and software, and personnel for the day-to-day administration of the funds and the advisor. The advisor pays
ACSC for these services.

From time to time, special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the advisor.

DISTRIBUTOR

The funds' shares are distributed by American Century Investment Services, Inc., a registered broker-dealer. The distributor is a wholly owned subsidiary of ACC and its principal business address is 4500 Main Street, Kansas City, Missouri
64111.

The distributor is the principal underwriter of the funds' shares. The distributor makes a continuous, best-efforts underwriting of the funds' shares.
This means the distributor has no liability for unsold shares.

16   American Century Investments                             1-800-345-2021

OTHER SERVICE PROVIDERS

CUSTODIAN BANKS

Chase Manhattan Bank, 770 Broadway, 10th Floor, New York, New York 10003-9598,
and Commerce Bank, N.A., 1000 Walnut, Kansas City, Missouri 64105, each serves as custodian of the funds' assets. The custodians take no part in determining the investment policies of the funds or in deciding which securities are purchased or sold by the funds. The funds, however, may invest in certain obligations of the custodians and may purchase or sell certain securities from or to the custodians.

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP are the independent accountants of the funds. The address of PricewaterhouseCoopers LLP is 1055 Broadway, 10th floor, Kansas City,
Missouri 64105. As the independent accountants of the funds,
PricewaterhouseCoopers LLP provides services including

(1) audit of the annual financial statements for each fund,

(2) assistance and consultation in connection with SEC filings, and

(3) review of the annual federal income tax return filed for each fund.

BROKERAGE ALLOCATION

The funds generally purchase and sell debt securities through principal transactions, meaning the funds normally purchase securities on a net basis directly from the issuer or a primary market-maker acting as principal for the securities. The funds do not pay brokerage commissions on these transactions, although the purchase price for debt securities usually includes an undisclosed compensation. Purchases of securities from underwriters typically include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market-makers typically include a dealer's mark-up
(i.e., a spread between the bid and asked prices). During  the fiscal years ended September 30, 1998, 1999, and 2000, the funds did not pay any brokerage commissions.

INFORMATION ABOUT FUND SHARES

Each of the funds named on the front of this Statement of Additional Information is a series of shares issued by the Trust, and shares of each fund have equal voting rights.

Each fund votes separately on matters affecting that fund exclusively. Voting rights are not cumulative, so that investors holding more than 50% of the
Trust's (i.e., all funds') outstanding shares may be able to elect a Board of
Trustees. The Trust undertakes dollar-based voting, meaning that the number of votes a shareholder is entitled to is based upon the dollar amount of the shareholder's investment. The election of trustees is determined by the votes received from all Trust shareholders without regard to whether a majority of shares of any one fund voted in favor of a particular nominee or all nominees as a group.

Each shareholder has rights to dividends and distributions declared by the fund he or she owns and to the net assets of such fund upon its liquidation or dissolution proportionate to his or her share ownership interest in the fund.

Shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for its obligations. However, the
Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust. The Declaration of Trust also provides for indemnification and reimbursement of expenses of any

www.americancentury.com                     American Century Investments   17

shareholder held personally liable for obligations of the Trust. The Declaration of Trust provides that the Trust will, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. The Declaration of Trust further provides that the
Trust may maintain appropriate  insurance (for example, fidelity, bonding, and errors and omissions insurance) for the protection of the Trust, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss as a result of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Trust is unable to meet its obligations.

FUND LIQUIDATIONS

Near the end of each fund's target maturity year, its investments will be sold or allowed to mature; its liabilities will be discharged; or a provision will be made for their discharge, and its accounts will be closed. A shareholder may choose to redeem his or her shares in one of the following ways: (1) by receiving redemption proceeds or (2) by exchanging shares for shares of another
American Century fund. The estimated expenses of terminating and liquidating a fund will be accrued ratably over its target maturity year. These expenses, which are charged to income (as are all expenses), are not expected to exceed significantly the ordinary annual expenses incurred by a fund and, therefore, should have little or no effect on the maturity value of that fund.

MULTIPLE CLASS STRUCTURE

The corporation's Board of Trustees has adopted a multiple class plan (the
Multiclass Plan) pursuant to Rule 18f-3 adopted by the SEC. Pursuant to such plan, the funds may issue up to three classes of shares: an Investor Class, an
Advisor Class and a C Class. Not all funds offer all three classes.

The Investor Class is made available to investors directly without any load or commission, for a single unified management fee. The Advisor Class is made available through financial intermediaries that do not require the same level of shareholder and administrative services from the advisor as Investor Class shareholders. As a result, the advisor is able to charge these classes a lower total management fee. In addition to the management fee, however, the Advisor
Class shares are subject to a Master Distribution and Shareholder Services Plan
(the Advisor Class Plan)(described below). The C Class also is made available through financial intermediaries, for purchase by individual investors using
"wrap account" style advisory and personal services from the intermediary. The total management fee is the same as for Investor Class, but the C Class shares also are subject to a Master Distribution and Individual Shareholder Services
Plan (the C Class Plan)(described below). The Advisor Class Plan and the C Class
Plan have been adopted by the funds' Board of Trustees and initial shareholder in accordance with Rule 12b-1 adopted by the SEC under the Investment Company
Act.

Rule 12b-1

Rule 12b-1 permits an investment company to pay expenses associated with the distribution of its shares in accordance with a plan adopted by its Board of
Trustees and approved by its shareholders. Pursuant to such rule, the Board of
Trustees and initial shareholder of the funds' Advisor and C Classes have approved and entered into the Advisor Class Plan and the C Class Plan. The Plans are described below.

In adopting the Plans, the Board of Trustees (including a majority of directors who are not interested persons of the funds [as defined in the Investment
Company Act], hereafter referred to as the independent trustees) determined that there was a reasonable likelihood that the Plans would benefit the funds and the shareholders of the affected class. Pursuant to Rule 12b-1, information with respect to revenues and expenses under the Plans is presented to the Board of
Trustees quarterly for its consideration in connection with its deliberations as to the continuance of the Plans. Continuance of the Plans must be approved by the Board of Trustees (including a majority of the independent trustees)
annually. The Plans may be amended by a vote of the Board of Trustees (including a majority of the independent trustees), except that the Plans may not be amended to materially increase the amount to be spent for distribution without majority approval of the shareholders of the affected class. The Plans terminate automatically in the event of an assignment and may be terminated upon a vote of a majority of the independent trustees or by vote of a majority of the outstanding voting securities of the affected class.

All fees paid under the Plans will be made in accordance with Section 26 of the
Rules of Fair Practice of the National Association of Securities Dealers (NASD).

Master Distribution and Shareholder Services Plan (Advisor Class Plan)

As described in the Prospectuses, the funds' Advisor Class shares are made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through financial intermediaries such as banks, broker-dealers and insurance companies. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds' shares and/or the use of the funds' shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for Advisor Class investors. In addition to such services, the financial intermediaries provide various distribution services.

To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds'
advisor has reduced its management fee by 0.25% per annum with respect to the
Advisor Class shares, and the funds' Board of Trustees has adopted a Master
Distribution and Shareholder Services Plan. Pursuant to the Advisor Class Plan,
the Advisor Class pays the distributor a fee of 0.50% annually of the aggregate average daily asset value of the funds' Advisor Class shares, 0.25% of which is paid for shareholder services (as described below) and 0.25% of which is paid for distribution services. During the fiscal year ended September 30, 2000, the aggregate amount of fees paid under the Plan were as follows.  Target 2030 was not in operation during the fiscal year ended September 30, 2000.

Target 2005                 $14,480
Target 2010                 $ 6,682
Target 2015                 $    86
Target 2020                 $ 3,206
Target 2025                 $ 4,538
Target 2030                   N/A

Payments may be made for a variety of shareholder services, including, but not limited to:

(a)receiving, aggregating and processing purchase, exchange and redemption requests from beneficial owners (including contract owners of insurance products that utilize the funds as underlying investment media) of shares and placing purchase, exchange and redemption orders with the funds' distributor;

(b) providing shareholders with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions;

(c) processing dividend payments from a fund on behalf of shareholders and assisting shareholders in changing dividend options, account designations and addresses;

(d) providing and maintaining elective services such as check writing and wire transfer services;

(e) acting as shareholder of record and nominee for beneficial owners;

(f) maintaining account records for shareholders and/or other beneficial owners;

(g) issuing confirmations of transactions;

(h) providing subaccounting with respect to shares beneficially owned by customers of third parties or providing the information to a fund as necessary for such subaccounting;

(i) preparing and forwarding investor communications from the funds (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to shareholders and/or other beneficial owners; and

(j) providing other similar administrative and sub-transfer agency services

(k) paying service fees for the provision of personal, continuing services to the shareholders as contemplated by the Rules of Fair Practice of the NASD.

Shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.
During the fiscal year ended September 30, 2000, the amount of fees paid under the Plan for shareholder services were as follows. Target 2030 was not in operation during the fiscal year ended September 30, 2000.

Target 2005                 $7,240
Target 2010                 $3,341
Target 2015                 $   43
Target 2020                 $1,603
Target 2025                 $2,269
Target 2030                  N/A

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of Advisor Class shares, which services may include but are not limited to:

(a) the payment of sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell Advisor Class shares pursuant to selling agreements;

(b) compensation to registered representatives or other employees of the distributor who engage in or support distribution of the funds' Advisor Class shares;

(c) compensation to, and expenses (including overhead and telephone expenses)
of, the distributor;

(d) printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e) preparing, printing and distributing of sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f) receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g) providing facilities to answer questions from prospective shareholders about fund shares;

(h) complying with federal and state securities laws pertaining to the sale of fund shares;

(i) assisting shareholders in completing application forms and selecting dividend and other account options;

(j) providing other reasonable assistance in connection with the distribution of fund shares;

(k) organizing and conducting sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l) profit on the foregoing;

(m) paying service fees for providing personal, continuing services to investors, as contemplated by the Rules of Fair Practice of the NASD; and

(n) such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the corporation and the fund's distributor and in accordance with Rule 12b-1 of the
Investment Company Act.

During the fiscal year ended September 30, 2000, the amount of fees paid under the Plan for distribution services were as follows. Target 2030 was not in operation during the fiscal year ended September 30, 2000.

Target 2005                 $7,240
Target 2010                 $3,341
Target 2015                 $   43
Target 2020                 $1,603
Target 2025                 $2,269
Target 2030                  N/A

Master Distribution and Individual Shareholder Services Plan (C Class Plan)

As described in the Prospectuses, the C Class shares of Target 2030 are made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the fund's shares and/or the use of the fund's shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the fund's transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for C Class investors. In addition to such services, the financial intermediaries provide various individual shareholder and distribution services.

To enable the fund's shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the fund's
Board of Trustees has adopted the C Class Plan. Pursuant to the C Class Plan, the C Class pays the Advisor, as paying agent for the fund, a fee equal to .75%
annually of the average daily net asset value of the fund's C Class shares, .25%
of which is paid for individual shareholder services (as described below) and
 .50% of which is paid for distribution services (as described below). Because this is a new class, no fees were paid under the C Class Plan for the most recent fiscal year.

Payments may be made for a variety of individual shareholder services, including, but not limited to:

(a) providing individualized and customized investment advisory services, including the consideration of shareholder profiles and specific goals;

(b) creating investment models and asset allocation models for use by shareholders in selecting appropriate funds;

(c) conducting proprietary research about investment choices and the market in general;

(d) periodic rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e) consolidating shareholder accounts in one place; and

(f) other individual services.

Individual shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of C Class shares, which services may include but are not limited to:

(a) the payment of sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell Advisor Class shares pursuant to selling agreements;

(b) compensation to registered representatives or other employees of the distributor who engage in or support distribution of the funds' Advisor Class shares;

(c) compensation to, and expenses (including overhead and telephone expenses)
of, the distributor;

(d) printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e) preparing, printing and distributing sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f) receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g) providing facilities to answer questions from prospective shareholders about fund shares;

(h) complying with federal and state securities laws pertaining to the sale of fund shares;

(i) assisting shareholders in completing application forms and selecting dividend and other account options;

(j) providing other reasonable assistance in connection with the distribution of fund shares;

(k) organizing and conducting of sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l) profit on the foregoing;

(m) paying service fees for providing personal, continuing services to investors, as contemplated by the Rules of Fair Practice of the NASD; and

(n) such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the corporation and the fund's distributor and in accordance with Rule 12b-1 of the
Investment Company Act.

Dealer Concessions

The fund's distributor expects to pay sales commissions to the financial intermediaries who sell C Class shares of the fund at the time of such sales.
Payments will equal .75% of the purchase price of the C Class shares sold by the intermediary. The distributor will retain the distribution fee paid by the fund for the first 13 months after the shares are purchased. This fee is intended in part to permit the distributor to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. After the first 13 months, the distributor will make the distribution and individual shareholder services fee payments described above to the financial intermediaries involved on a monthly basis.

20   American Century Investments                             1-800-345-2021

BUYING AND SELLING FUND SHARES

Information about buying, selling and exchanging fund shares is contained in the funds' Prospectus and in Your Guide to American Century Services. The Prospectus
and guide are available to investors without charge and may be obtained by calling us.

VALUATION OF A FUND'S SECURITIES

Each fund's net asset value per share (NAV) is calculated as of ONE HOUR BEFORE the close of business of the New York Stock Exchange, each day the Exchange is open for business. The Exchange usually closes at 4 p.m. Eastern time. The
Exchange typically observes the following holidays: New Year's Day, Martin
Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence
Day, Labor Day, Thanksgiving Day and Christmas Day. Although the funds expect the same holiday schedule to be observed in the future, the Exchange may modify its holiday schedule at any time.

Each fund's NAV is calculated by adding the value of all portfolio securities and other assets, deducting liabilities and dividing the result by the number of shares outstanding. Expenses and interest earned on portfolio securities are accrued daily.

Securities held by the funds normally are priced using data supplied by an independent pricing service, provided that such prices are believed by the advisor to reflect the fair market value of portfolio securities.

Securities maturing within 60 days of the valuation date may be valued at cost, plus or minus any amortized discount or premium, unless the trustees determine that this would not result in fair valuation of a given security. Other assets and securities for which quotations are not readily available are valued in good faith at their fair value using methods approved by the Board of Trustees.

TAXES

FEDERAL INCOME TAX

Each fund intends to qualify annually as a regulated investment company under
Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). By so qualifying, a fund will be exempt from federal income taxes to the extent that it distributes substantially all of its net investment income and net realized capital gains (if any) to shareholders. If a fund fails to qualify as a regulated investment company, it will be liable for taxes, significantly reducing its distributions to shareholders and eliminating shareholders'
ability to treat distributions received from the funds in the  same manner in which they were realized by the funds.

Certain bonds purchased by the funds may be treated as bonds that were originally issued at a discount. Original issue discount represents interest for federal income tax purposes and can generally be defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash is actually received by a fund until the maturity of the bond, original issue discount is treated for federal income tax purposes as income earned by a fund over the term of the bond, and therefore is subject to the distribution requirements of the Code. The annual amount of income earned on such a bond by a fund generally is determined on the basis of a constant yield to maturity that takes into account the semiannual compounding of accrued interest. Original issue discount on an obligation with interest exempt from federal income tax will constitute tax-exempt interest income to the fund.

In addition, some of the bonds may be purchased by a fund at a discount that exceeds the original issue discount on such bonds, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any

www.americancentury.com                      American Century Investments    21

bond having market discount generally will be treated as taxable ordinary income to the extent it does not exceed the accrued market discount on such bond
(unless a fund elects to include market discount in income in tax years to which it is attributable or if the amount is considered de minimis). Generally, if the fund elects to include the discount  in income, market discount accrues on a daily basis for each day the bond is held by a fund on a constant yield to maturity basis. In the case of any debt security having a fixed maturity date of not more than one year from date of issue, the gain realized on disposition generally will be treated as a short-term capital gain.

Under the Code, any distribution of a fund's net realized long-term capital gains that is designated by the fund as a capital gains dividend is taxable to you as long-term capital gains, regardless of the length of time you have held your shares in the fund. If you purchase shares in the fund and sell them at a loss within six months, your loss on the sale of those shares will be treated as a long-term capital loss to the extent of any long-term capital gains dividend you received on those shares.

As of September 30, 2000, the funds on the table below had the following capital loss carryovers. When a fund has a capital loss carryover, it does not make capital gains distributions until the loss has been offset or expired.

Fund                                            Capital Loss Carryover
--------------------------------------------------------------------------------
Target 2005                                     $182,279 (expiring in 2008)
Target 2010                                     $906,265  (expiring in 2008)
Target 2015                                     $120,223 (expiring in 2008)
--------------------------------------------------------------------------------

The information above is only a summary of some of the tax considerations affecting the funds and their shareholders. No attempt has been made to discuss individual tax consequences. A prospective investor should consult with his or her tax advisor or state or local tax authorities to determine whether the funds are suitable investments.

HOW FUND PERFORMANCE INFORMATION IS CALCULATED

The funds may quote performance in various ways. Historical performance information will be used in advertising and sales literature. As a new fund, performance information for Target 2030 is not available as of the date of this
Statement of Additional Information.

The thirty-day SEC yield calculation for non-money market funds is as follows:

 YIELD = (2 [(a - b + 1)(6) - 1])
             ------
               cd

where a = dividends and interest earned during the period, b = expenses accrued for the period (net of reimbursements), c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and d =
the maximum offering price per share on the last day of the period.

FUND YIELDS (30-day period ended September 30, 2000)
--------------------------------------------------------------------------------
                          30-Day SEC Yield             30-Day SEC Yield
Fund                      Investor Class               Advisor Class
--------------------------------------------------------------------------------
Target 2005               6.02%                        5.75%
Target 2010               5.99%                        5.73%
Target 2015               6.13%                        5.86%
Target 2020               6.12%                        5.86%
Target 2025               6.05%                        5.77%
--------------------------------------------------------------------------------

Total returns quoted in advertising and sales literature reflect all aspects of a fund's return, including the effect of reinvesting dividends and capital gains distributions (if any) and any change in the fund's NAV during the period.

22   American Century Investments                             1-800-345-2021

Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a fund during a stated
period and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant throughout the period. For example, a cumulative total return of 100%
over 10 years would produce an average annual return of 7.18%, which is the steady annual rate that would equal 100% growth on a compounded basis in 10 years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that the funds' performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to actual year-to-year performance.

In addition to average annual total returns, each fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period, including periods other than one, five and 10 years.
Average annual and  cumulative total returns may be quoted as percentages or as dollar amounts and may  be calculated for a single investment, a series of investments, or a series of redemptions over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) to illustrate the relationship of these factors and their contributions to total return.

AVERAGE ANNUAL TOTAL RETURNS - INVESTOR CLASS
(Fiscal Year Ended September 30, 2000)
-------------------------------------------------------------------------------
Fund             One year        Five years       Ten years       Life of fund
-------------------------------------------------------------------------------
Target 2005       6.26%            6.37%            10.76%          12.81%(1)
Target 2010       8.75%            7.29%            12.06%          14.01%(1)
Target 2015      11.55%            8.32%            13.31%           9.99%(2)
Target 2020      13.66%            9.14%            13.70%          10.41%(3)
Target 2025      11.82%            N/A              N/A              8.81%(4)
-------------------------------------------------------------------------------

(1)  Commenced operations on March 25, 1985.

(2)  Commenced operations on September 1, 1986.

(3)  Commenced operations on December 29, 1989.

(4)  Commenced operations on February 15, 1996.

AVERAGE ANNUAL TOTAL RETURNS - ADVISOR CLASS
(Fiscal Year Ended September 30, 2000)
----------------------------------------------------------------
Fund                One Year           Life of fund
----------------------------------------------------------------
Target 2005          6.03%                3.71%(1)
Target 2010          8.57%               -0.39%(2)
Target 2015         11.27%                8.09%(3)
Target 2020         13.45%               -1.22%(4)
Target 2025         11.63%                2.93%(5)
----------------------------------------------------------------

(1)  Commenced operations on August 3, 1998.

(2)  Commenced operations on October 20, 1998.

(3)  Commenced operations on July 23, 1999.

(4)  Commenced operations on October 19, 1998.

(5)  Commenced operations on June 1, 1998.

www.americancentury.com                   American Century Investments   23

PERFORMANCE COMPARISONS

The funds' performance may be compared with the performance of other mutual funds tracked by mutual fund rating services or with other indices of market performance. This may include comparisons with funds that, unlike the American
Century funds, are sold with a sales charge or deferred sales charge. Sources of economic data that may be used for such comparisons may include, but are not limited to: U.S. Treasury bill, note and bond yields, money market fund yields,
U.S. government debt and percentage held by foreigners, the U.S. money supply, net free reserves, and yields on current-coupon GNMAs (source: Board of
Governors of the Federal Reserve System); the federal funds and discount rates
(source: Federal Reserve Bank of New York); yield curves for U.S.  Treasury securities and AA/AAA-rated corporate securities (source: Bloomberg Financial
Markets); yield curves for AAA-rated tax-free municipal securities (source:
Telerate); yield curves for foreign government securities (sources: Bloomberg
Financial Markets and Data Resources, Inc.); total returns on foreign bonds
(source: J.P. Morgan Securities Inc.); various U.S. and foreign government reports; the junk bond market (source: Data Resources, Inc.); the CRB Futures
Index (source: Commodity Index Report); the price of gold (sources: London
a.m./p.m. fixing and New York Comex Spot Price); rankings of any mutual fund or mutual fund category tracked by Lipper, Inc. or Morningstar, Inc.; mutual fund rankings published in major, nationally distributed periodicals; data provided by the Investment Company Institute; Ibbotson Associates, Stocks, Bonds, Bills,
and Inflation; major indices of stock market performance; and indices and historical data supplied by major securities brokerage or investment advisory firms. The funds also may utilize reprints from newspapers and magazines furnished by third parties to illustrate historical performance or to provide general information about the funds.

MULTIPLE CLASS PERFORMANCE ADVERTISING

Pursuant to the Multiple Class Plan, the Trust may issue additional classes of existing funds or introduce new funds with multiple classes available for purchase. To the extent  a new class is added to an existing fund, the advisor may, in compliance with SEC and NASD rules, regulations and guidelines, market the new class of shares using the historical performance information of the original class of shares. When quoting performance information for the new class of shares for periods prior to the first full quarter after inception, the original class's performance will be restated to reflect the expenses of the new class. For periods after the first full quarter after inception, actual performance of the new class will be used.

FINANCIAL STATEMENTS

The financial statements for the fiscal years ended September 30, 1998, 1999, and 2000 have been audited by PricewaterhouseCoopers LLP, independent accountants. Their  Independent Accountants' Reports and the financial statements included in the funds' Annual Reports for the fiscal year ended
September 30, 2000 are incorporated herein by  reference. The financial statements for the fiscal years ended September 30, 1996 and 1997 have been audited by other independent accountants. Their Independent Accountants' Reports and the financial statements included in the funds' Annual Reports for the fiscal year ended September 30, 1997 are incorporate herein by reference.

EXPLANATION OF FIXED-INCOME SECURITIES RATINGS

As described in the Prospectus, the funds may invest in fixed-income securities.
Those investments, however, are subject to certain credit quality restrictions, as noted in the Prospectus. The following is a summary of the rating categories referenced in the prospectus disclosure.

24   American Century Investments                             1-800-345-2021

BOND RATINGS
--------------------------------------------------------------------------------

S&P Moody's  Description
----------------------------------------------------------------------------
AAA     Aaa     These are the highest ratings assigned by S&P and
                Moody's to a debt obligation. They indicate an extremely
                strong capacity to pay interest and repay principal.
----------------------------------------------------------------------------
AA     Aa       Debt rated in this category is considered to have a very
                strong capacity to pay interest and repay principal and
                differs from AAA/Aaa issues only in a  small degree.
----------------------------------------------------------------------------
A      A        Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the
                adverse effects of changes in circumstances and economic
                conditions than debt in higher-rated categories.
----------------------------------------------------------------------------
BBB    Baa      Debt rated BBB/Baa is regarded as having an adequate
                capacity to pay interest and repay principal. Whereas it
                normally exhibits adequate protection parameters, adverse
                economic conditions or changing circumstances are more
                likely to lead to a weakened capacity to pay interest and
                repay principal for debt in this category than in
                higher-rated categories.
----------------------------------------------------------------------------
BB     Ba       Debt rated BB/Ba has less near-term vulnerability to default than other speculative issues. However, it faces major
                ongoing uncertainties or exposure to adverse business,
                financial or economic conditions that could lead to
                inadequate capacity to meet timely interest and principal
                payments. The BB rating category also is used for debt
                subordinated to senior debt that is assigned an actual or
                implied BBB-rating.
----------------------------------------------------------------------------
B      B        Debt rated B has a greater vulnerability to default but
                currently has the capacity to meet interest payments and
                principal repayments. Adverse business, financial or
                economic conditions will likely impair capacity or
                willingness to pay interest and repay principal. The B
                rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB/Ba or BB-/Ba3 rating.
----------------------------------------------------------------------------
CCC    Caa      Debt rated CCC/Caa has a currently identifiable
                vulnerability to default and is dependent upon favorable
                business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity  to pay interest and repay principal. The CCC/Caa rating category is also used for debt subordinated to senior debt that is assigned an actual or
                implied  B or B-/B3 rating.
----------------------------------------------------------------------------
CC     Ca       The rating CC/Ca typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC/Caa rating.
----------------------------------------------------------------------------
C      C        The rating C typically is applied to debt subordinated to
                senior debt, which is assigned an actual or implied
                CCC-/Caa3 debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but
                debt service payments are continued.
----------------------------------------------------------------------------
CI     --       The rating CI is reserved for income bonds on which no
                interest is being paid.
----------------------------------------------------------------------------
D      D        Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not
                made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will
                be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt
                service payments are jeopardized.
----------------------------------------------------------------------------

To provide more detailed indications of credit quality, the Standard &
Poor's ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.
Similarly, Moody's adds numerical modifiers (1,2,3) to designate relative standing within its major bond rating categories. Fitch Investors Service,
Inc. also rates bonds and uses a ratings system that is substantially similar to that used by Standard & Poor's.

www.americancentury.com                   American Century Investments   25

COMMERCIAL PAPER RATINGS
--------------------------------------------------------------------------------
S&P   Moody's   Description
--------------------------------------------------------------------------------
A-1       Prime-1   This indicates that the degree of safety regarding timely
                    payment is strong.
          (P-1)     Standard & Poor's rates those issues determined to
                    possess extremely strong safety characteristics as A-1+.
--------------------------------------------------------------------------------
A-2       Prime-2   Capacity for timely payment on commercial paper is
                    satisfactory, but the relative degree of safety is
          (P-2)     not as high as for issues designated A-1. Earnings trends
                    and coverage ratios, while sound, will be more subject to
                    variation. Capitalization characteristics, while still
                    appropriated, may be more affected by external conditions.
                    Ample alternate liquidity is maintained.
--------------------------------------------------------------------------------
A-3       Prime-3   Satisfactory capacity for timely repayment. Issues that
                    carry this rating are
          (P-3)     somewhat more vulnerable to the adverse changes in
                    circumstances than
                    obligations carrying the higher designations.
--------------------------------------------------------------------------------

NOTE RATINGS
--------------------------------------------------------------------------------
S&P   Moody's         Description
--------------------------------------------------------------------------------
SP-1      MIG-1; VMIG-1   Notes are of the highest quality enjoying strong
                          protection from established cash flows of funds for
                          their servicing or from established and broad-based
                          access to the market for refinancing, or both.
--------------------------------------------------------------------------------
SP-2      MIG-2; VMIG-2   Notes are of high quality with margins of protection
                          ample, although not so large as in the preceding
                          group.
--------------------------------------------------------------------------------
SP-3      MIG-3; VMIG-3   Notes are of favorable quality with all security
                          elements accounted for, but lacking the undeniable
                          strength of the preceding grades. Market access for
                          refinancing, in particular, is likely to be less well
                          established.
--------------------------------------------------------------------------------
SP-4      MIG-4; VMIG-4   Notes are of adequate quality, carrying specific risk
                          but having protection and not distinctly or
                          predominantly speculative.
--------------------------------------------------------------------------------

26   American Century Investments                             1-800-345-2021

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and Semiannual Reports contain more information about the funds'
investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

You can receive a free copy of the annual and  semiannual reports, and ask questions about the funds and your accounts, by contacting American Century at the address or telephone numbers  listed below.

If you own or are considering purchasing fund shares through

* an employer-sponsored retirement plan
* a bank
* a broker-dealer
* an insurance company
* another financial intermediary

you can receive the annual and semiannual reports directly from them.

You also can get information about the funds from the Securities and Exchange
Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person                      SEC Public Reference Room
                               Washington, D.C.
                               Call 1-202-942-8090 for
                               location and hours.

On the Internet                * EDGAR database at www.sec.gov
                               * By email request at publicinfo@sec.gov

By mail                        SEC Public Reference Section
                               Washington, D.C.
                               20549-0102

Investment Company Act File No. 811-4165

--------------------------------------------------------------------------------
[american century logo(reg.sm)]
American
Century

AMERICAN CENTURY INVESTMENTS
P.O. Box 419200
Kansas City, Missouri 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

WWW.AMERICANCENTURY.COM

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS; NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-3533

SH-SAI-XXXX   0105

AMERICAN CENTURY TARGET MATURITIES TRUST

1933 Act Post-Effective Amendment No. 33
1940 Act Amendment No. 35
--------------------------------------------------------------------------------

PART C    OTHER INFORMATION

ITEM 23   EXHIBITS (all  exhibits  not filed  herewith  are  being  incorporated herein by reference).

(a)  (1) Agreement and Declaration of Trust dated May 31, 1995 (filed electronically as Exhibit 1(b) to Post-Effective Amendment No. 24 to the
     Registration Statement on November 29, 1995, File No. 2-94608).

     (2) Amendment to the Declaration of Trust dated October 21, 1996 (filed electronically as Exhibit 1 to Post-Effective Amendment No. 27 to the
     Registration Statement on August 28, 1997, File No. 2-94608).

     (3) Amendment to the Declaration of Trust dated August 1, 1997 (filed electronically as Exhibit 1 to Post-Effective Amendment No. 27 to the
     Registration Statement on August 28, 1997, File No. 2-94608).

     (4) Amendment to the Declaration of Trust dated December 18,2000 (filed electronically as Exhibit a4 of Post-Effective Amendment No. 33 to the
     Registration Statement on Form N-1A of the Registrant, File No. 2-94608,
     filed on January 31, 2001).

     (5) Amendment to Declaration of Trust (to be filed by amendment).

(b)  Amended and Restated Bylaws, dated March 9, 1998 (filed electronically as
     Exhibit 2 to Post-Effective Amendment No. 23 to the Registration Statement
     of American Century Municipal Trust on March 26, 1998, File No. 2-91229).

(c)  Registrant hereby incorporates by reference, as though set forth fully herein, Article III, Article VIII, Article X, Article XI and Article XII of
     Registrant's Declaration of Trust , appearing as Exhibit (1)(b) to
     Post-Effective Amendment No. 24 and Exhibit (1) to Post-Effective Amendment
     No. 27 to the Registration Statements on Form N-1A of the Registrant; and
     Article II, Article VII and Article VIII of Registrant's Amended and
     Restated Bylaws, appearing as Exhibit (b) to Post-Effective Amendment No.
     24 to the Registration Statement on Form N-1A of the Registrant.

(d)  (1) Investor Class Investment Management Agreement between American Century
     Target Maturities Trust and American Century Investment Management, Inc.,
     dated August 1, 1997 (filed electronically as Exhibit 5 of Post-Effective
     Amendment No. 33 to the Registration Statement of American Century
     Government Income Trust on July 31, 1997, File No. 2-99222).

     (2) Amendment to the Investor Class Management Agreement between American
     Century Target Maturities Trust and American Century Investment Management,
     Inc. dated March 31, 1998 (filed electronically as Exhibit 5b to
     Post-effective Amendment No. 23 on Form N-1A of American Century Municipal
     Trust, File No. 2-91229).

     (3) Amendment to the Investor Class Management Agreement between American
     Century Target Maturities Trust and American Century Investment Management,
     Inc., dated July 1, 1998 (filed electronically as Exhibit d3 of
     Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A
     of the Registrant, filed on July 28,1999 File No. 2-99222).

     (4) Amendment No. 1 to the Management Agreement between American Century
     Target Maturities Trust and American Century Investment Management, Inc.
     (filed electronically as Exhibit d4 of Pre-Effective Amendment No. 2 to the
     Registration Statement on Form N-1A of American Century Variable Portfolios
     II, Inc., filed on January 9, 2001, File No. 333-46922).

     (5) Advisor Class Investment Management Agreement between American Century
     Target Maturities Trust, American Century Government Income Trust, American
     Century International Bond Funds, and American Century Quantitative Equity
     Funds, dated August 1, 1997 as amended as of June 1, 1998 (filed electronically as Exhibit 5b of Post-Effective Amendment No. 9 to the
     Registration Statement on Form N-1A of American Century Investment Trust,
     on June 30, 1999, File No. 33-65170).

     (6) C Class Investment Management Agreement between American Century Target
     Maturities Trust, American Century California Tax-Free and Municipal Funds,
     American Century Government Income Trust, American Century Investment
     Trust, American Century Quantitative Equity Funds, American Century
     Municipal Trust and American Century Investment Management Inc., dated
     ____________ (to be filed by amendment).

(e)  (1) Distribution Agreement between American Century Target Maturities Trust and American Century Investment Services, Inc. dated March 13, 2000 (filed electronically as Exhibit e7 to Post-Effective Amendment No. 17 to the
     Registration Statement of American Century World Mutual Funds, Inc. on
     March 30, 2000, File No. 33-39242).

     (2) Amendment No. 1 to the Distribution Agreement between American Century
     Target Maturities Trust and American Century Investment Services, Inc.
     dated June 1, 2000 (filed electronically as Exhibit e9 to Post-Effective
     Amendment No. 19 to the Registration Statement of American Century World
     Mutual Funds, Inc. on May 25, 2000, File No. 33-39242).

     (3) Amendment No. 2 to the Distribution Agreement between American Century
     Target Maturities Trust and American Century Investment Services, Inc.
     dated November 20, 2000 (filed electronically as Exhibit e10 to
     Post-Effective Amendment No. 29 to the Registration Statement of American
     Century Variable Portfolios, Inc. on December 1, 2000, File No. 33-14567).

     (4) Amendment No. 3 to the Distribution Agreement between American Century
     Target Maturities Trust and American Century Investment Services, Inc. (to
     be filed by amendment).

(f)  Not applicable.

(g)  (1) Global Custody Agreement between American Century Investments
     (including American Century Target Maturities Trust), and The Chase
     Manhattan Bank, dated August 9, 1996 (filed electronically as Exhibit 8 of
     Post-Effective Amendment No. 31 to the Registration Statement of American
     Century Government Income Trust on February 7, 1997, File No. 2-99222).

     (2) Amendment to Global Custody Agreement between the Chase Manhattan Bank and The Twentieth Century and Benham Funds dated December 9, 2000 (filed electronically as Exhibit g2 of Pre-Effective Amendment No. 2 to the
     Registration Statement of American Century Variable Portfolios II, Inc., on
     January 9, 2001, File No. 333-46922).

(h)  (1) Transfer Agency Agreement between American Century Target Maturities
     Trust and American Century Services Corporation, dated August 1, 1997
     (filed electronically as Exhibit 9 of Post-Effective Amendment No. 33 to
     the Registration Statement of American Century Government Income Trust on
     July 31, 1997, File No. 2-99222).

     (2) Amendment dated March 9, 1998 to the Transfer Agency Agreement between
     American Century Target Maturities Trust and American Century Services
     Corporation (filed electronically as Exhibit 9 to Post-Effective Amendment
     23 to the Registration Statement of American Century Municipal Trust on
     March 26, 1998, File No. 2-91229).

     (3) Amendment No. 1 to Transfer Agency Agreement between American Century
     Target Maturities Trust and American Century Services Corporation, dated
     June 29, 1998 (filed electronically as Exhibit 9b to Post-Effective
     Amendment No. 23 to the Registration Statement of American Century
     Quantitative Equity Funds on June 29, 1998, File No. 33-19589).

     (4) Amendment No. 2 dated November 20, 2000 to the Transfer Agency
     Agreement between American Century Target Maturities Trust and American
     Century Services Corporation (filed electronically as Exhibit h4 to
     Pre-Effective Amendment No. 2 to the Registration Statement of American
     Century Variable Portfolios II, Inc. on January, 9 2001, File No. 2-91229).

     (5) Credit Agreement between American Century Funds and The Chase Manhattan
     Bank, as Administrative Agent, dated as of December 19, 2000 (filed electronically as Exhibit h5 of Post-Effective Amendment No. 33 to the
     Registration Statement on Form N-1A of the Registrant, File No.2-94608
     filed on January 31, 2001).

(i)  Opinion and consent of counsel (filed electronically as Exhibit i to
     Post-Effective Amendment No. 31 to the Registration Statement filed on
     January 29, 1999, File No. 2-94608).

(j)  (1) Consent of PricewaterhouseCoopers, LLP, independent accountants (filed electronically as Exhibit j1 of Post-Effective Amendment No. 33 to the
     Registration Statement on Form N-1A of the Registrant, File No. 2-94608,
     filed on January 31, 2001).

     (2) Consent of KPMG Peat Marwick, LLP, independent auditors (filed electronically as Exhibit j2 to Post-Effective Amendment No. 31 to the
     Registration Statement filed on January 29, 1999, File No. 2-94608).

     (3) Power of Attorney dated September 16, 2000(filed electronically as
     Exhibit j3 of Post-Effective Amendment No. 33 to the Registration Statement
     on Form N-1A of the Registrant, File No. 2-94608, filed on January 31,
     2001).

(k)  Not applicable.

(l)  Not applicable.

(m)  (1) Master Distribution and Shareholder Services Plan of American Century
     Government Income Trust, American Century International Bond Fund, American
     Century Target Maturities Trust and American Century Quantitative Equity
     Funds (Advisor Class) dated August 1, 1997 (filed electronically as Exhibit
     m1 to Post-Effective Amendment No. 32 to the Registration Statement of
     American Century Target Maturities Trust filed on January 31, 2000, File
     No. 2-94608.)

     (2) Amendment No. 1 to Master Distribution and Shareholder Services Plan of
     American Century Government Income Trust, American Century International
     Bond Fund, American Century Target Maturities Trust and American Century
     Quantitative Equity Funds (Advisor Class) dated June 29, 1998 (filed electronically as Exhibit m1 to Post-Effective Amendment No. 32 to the
     Registration Statement of American Century Target Maturities Trust filed on
     January 31, 2000, File No. 2-94608.) (3) Master Distribution and
     Shareholder Services Plan of American Century Government Income Trust,
     American Century Investment Trust, American Century California Tax-Free and
     Municipal Funds, American Century Municipal Trust, American Century Target
     Maturities Trust and American Century Quantitative Equity Funds (C Class)
     dated _______ (to be filed by amendment).

(n)  Not applicable.

(o)  (1) Amended and Restated Multiple Class Plan of American Century California
     Tax-Free and Municipal Funds, American Century Government Income Trust,
     American Century International Bond Funds, American Century Investment
     Trust, American Century Municipal Trust, American Century Target Maturities
     Trust and American Century Quantitative (p) American Century Investments
     Code of Ethics (filed as Exhibit p to Pre-Effective Amendment No. 2 to the
     Registration Statement of American Century Variable Portfolios II, Inc.
     filed on January 9, 2001, File No. 333-46922). Equity Funds dated
     __________ (to be filed by amendment). Item 24. Persons Controlled by or
     Under Common Control with Registrant.

Item 25. Indemnification.

As stated in Article VII,  Section 3 of the  Declaration of Trust,  incorporated herein by reference to Exhibit 1 to the  Registration  Statement,  "The Trustees
shall be entitled  and  empowered  to the  fullest  extent  permitted  by law to purchase  insurance  for and to  provide  by  resolution  or in the  Bylaws  for indemnification  out  of  Trust  assets  for  liability  and  for  all  expenses reasonably  incurred  or paid or  expected to be paid by a Trustee or officer in connection  with any  claim,  action,  suit,  or  proceeding  in which he or she becomes  involved by virtue of his or her capacity or former  capacity  with the
Trust.  The  provisions,  including any  exceptions and  limitations  concerning indemnification,  may be set forth in detail  in the  Bylaws or in a  resolution adopted by the Board of Trustees."

Registrant hereby  incorporates by reference,  as though set forth fully herein,
Article  VI  of  the  Registrant's  Bylaws,  amended  on  May  17,  1995  (filed electronically  as  Exhibit  2(b)  of  Post-Effective  Amendment  No.  24 to the
Registration Statement on November 29, 1995, File No. 2-94608).

Item 26. Business and Other Connections of Investment Advisor.

         None.

Item 27. Principal Underwriter.

I.   (a) American Century Investment Services, Inc. (ACIS) acts as principal underwriter for the following investment companies:

American Century California Tax-Free and Municipal Funds
American Century Capital Portfolios, Inc.
American Century Government Income Trust
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Mutual Funds, Inc.
American Century Premium Reserves, Inc.
American Century Quantitative Equity Funds
American Century Strategic Asset Allocations, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios, Inc.
American Century Variable Portfolios II, Inc.
American Century World Mutual Funds, Inc.

     ACIS is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers.
ACIS is located at 4500 Main Street, Kansas City, Missouri 64111. ACIS is a
wholly-owned subsidiary of American Century Companies, Inc.

     (b) The following is a list of the executive officers and partners of ACIS:

Name and Principal         Positions and Offices       Positions and Offices
Business Address*           with Underwriter            with Registrant
--------------------------------------------------------------------------------
W. Gordon Snyder           President                                none

James E. Stowers III       Co-Chairman                            Director

William M. Lyons           Chief Executive Officer,               President
                           Executive Vice President and Director

Robert T. Jackson          Executive Vice President             Executive Vice
                           and Chief Financial Officer          President and
                                                                Chief Financial
                                                                Officer

Kevin Cuccias              Senior Vice President                    none

Brian Jeter                Senior Vice President                    none

Mark Killen                Senior Vice President                    none

Tom Kmak                   Senior Vice President                    none

David C. Tucker            Senior Vice President          Senior Vice President
                           and General Counsel

* All addresses are 4500 Main Street, Kansas City, Missouri 64111

     (c) Not applicable.

Item 28. Location of Accounts and Records.

All accounts, books and other documents required to be maintained by Section
31(a) of the 1940 Act, and the rules promulgated thereunder, are in the possession of Registrant, American Century Services Corporation and American
Century Investment Management, Inc., all located at 4500 Main Street, Kansas
City, Missouri 64111.

Item 29. Management Services.

Not applicable.

Item 30. Undertakings.

Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment
Company Act of 1940, the Registrant certifies that it has duly caused this
Post-Effective Amendment No. 34/Amendment No. 36 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Kansas City, and
State of Missouri, on the 2nd day of February, 2001.

                     AMERICAN CENTURY TARGET MATURITIES TRUST

                     By:  /*/William M. Lyons
                          William M. Lyons
                          President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this  Post-Effective
Amendment No. 34/Amendment No. 36 has been signed below by the following persons in the capacities and on the dates indicated.

Signature                            Title                      Date
---------                            -----                      ----

*William M. Lyons                    President and              February 2, 2001
---------------------------------    Principal Executive
William M. Lyons                     Officer

*Maryanne Roepke                     Senior Vice President,     February 2, 2001
---------------------------------    Treasurer and Chief
Maryanne Roepke                      Accounting Officer

*James E. Stowers III                Director and               February 2, 2001
---------------------------------    Chairman of the Board
James E. Stowers III

*Albert A. Eisenstat                 Director                   February 2, 2001
---------------------------------
Albert A. Eisenstat

*Ronald J. Gilson                    Director                   February 2, 2001
---------------------------------
Ronald J. Gilson

*Myron S. Scholes                    Director                   February 2, 2001
---------------------------------
Myron S. Scholes

*Kenneth E. Scott                    Director                   February 2, 2001
---------------------------------
Kenneth E. Scott

*Jeanne D. Wohlers                   Director                   February 2, 2001
---------------------------------
Jeanne D. Wohlers

/s/Otis H. Cowan
*by Otis H. Cowan,  Attorney in Fact (pursuant to a Power of Attorney dated
September 16, 2000).